UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2018 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value
U.S. Government and Agency Securities 11.2%
FFCB, 0.96%, 7/27/18	$10,000,000	$9,966,120
FHLMC, 1.25%, 7/26/19	10,000,000	9,868,360
Total U.S. Government and Agency Securities (Cost $20,000,000)		19,834,480

Short Term Investments 88.8%
U.S. Government and Agency Securities 88.3%
[a,b] FHLB, 3/01/18	2,965,000	2,965,000
[b] U.S. Treasury Bill,
[a,c] 4/12/18	18,000,000	17,950,110
5/24/18	28,600,000	28,493,143
[a] 7/05/18	18,000,000	17,893,058
7/19/18	19,900,000	19,765,150
8/16/18	9,500,000	9,420,810
10/11/18	42,500,000	42,020,030
1/03/19	18,000,000	17,705,475
Total U.S. Government and Agency Securities (Cost $156,459,196)		156,212,776
Total Investments before Money Market Funds
(Cost $176,459,196)		176,047,256

	Shares

Money Market Funds (Cost $855,674) 0.5%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	855,674	855,674
Total Investments (Cost $177,314,870) 100.0%.		176,902,930
[f] Other Assets, less Liabilities 0.0%†		46,204
Net Assets 100.0%		$176,949,134

†Rounds to less than 0.1% of net assets.
aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
bThe security was issued on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures contracts. At February 28, 2018, the value of this security and/or cash pledged amounted to
$1,547,283, representing 0.9% of net assets.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.
fIncludes unrealized appreciation/depreciation on open commodity futures contracts, as well as other assets and liabilities.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At February 28, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts
Brent Crude Oil	Long	288	$18,642,240	3/29/18	$137,523
RBOB Gasoline.	Long	72	5,864,443	4/30/18	(227)
Silver	Long	120	9,844,200	5/29/18	(138,412)
Total Futures Contracts.					$(1,116)

*As of period end.

At February 28, 2018, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]
Value/
	Pay					Unrealized
	Fixed	Payment		Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[b]
FP Custom Master Index[c]	0.22%	Atmaturity	MSCS	3/29/18	$142,200,000	$—

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
bThe Fund receives the total return on the underlying instrument and pays a fixed financing rate.
cRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the underlying instruments and their respective values including fees are as follows:

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[d]	(Depreciation)	(%)
BloombergCommodityAluminumSubindex3MonthForward	$4,977,000	$—	—
Bloomberg Commodity Copper Subindex 3 Month Forward	12,371,400	—	—
BloombergCommodityCornSubindex	11,518,200	—	—
BloombergCommodityCottonSubindex	2,701,800	—	—
BloombergCommodityGoldSubindex	11,091,600	—	—
BloombergCommodityHeatingOilSubindex	6,114,600	—	—
BloombergCommodityKansasWheatSubindex	2,701,800	—	—
BloombergCommodityLeanHogsSubindex3MonthForward.	3,555,000	—	—
BloombergCommodityLiveCattleSubindex3MonthForward	7,821,000	—	—
BloombergCommodityNaturalGasSubindex	13,793,400	—	—
BloombergCommodityNickelSubindex3MonthForward.	5,403,600	—	—
BloombergCommoditySilverSubindex	5,688,000	—	—
Bloomberg Commodity Soybean Meal Subindex	6,399,000	—	—
Bloomberg Commodity Soybean Oil Subindex.	4,550,400	—	—
Bloomberg Commodity Soybeans Subindex	11,233,800	—	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contracts[a] (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[d]	(Depreciation)	(%)
Bloomberg Commodity Unleaded Gasoline Subindex	$7,252,200	$—	—
BloombergCommodityWheatSubindex	6,256,800	—	—
BloombergCommodityWTICrudeOilSubindex	13,082,400	—	—
BloombergCommodityZincSubindex3MonthForward	5,688,000	—	—
Total	$142,200,000	$—	—

dNotional value represents the fair value at period end of each underlying instrument (including the financing rate fee which is calculated based on the swap contract’s original notional value of $142,200,000, allocated to each underlying instrument on a pro-rata basis).

See Abbreviations on page 7.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	—	35,121,726	(34,266,052)	855,674	$855,674	$5,786	$—	$—

5. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2018, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2018, the net assets of the FP Subsidiary were $38,201,133, representing 21.6% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of February 28, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
U.S. Government and Agency Securities	$—	$19,834,480	$—	$19,834,480
Short Term Investments	154,103,450	2,965,000	—	157,068,450
Total Investments in Securities	$154,103,450	$22,799,480	$—	$176,902,930

Other Financial Instruments:
Futures Contracts	$137,523	$—	$—	$137,523

Liabilities:
Other Financial Instruments:
Futures Contracts	$138,639	$—	$—	$138,639

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services LLC	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank
	FHLMC	Federal Home Loan Mortgage Corp.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2018 (unaudited)
Franklin K2 Alternative Strategies Fund

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 40.7%
Aerospace & Defense 1.4%
Airbus SE	France	18,800	$2,255,532
[a]Arconic Inc.	United States	9,942	242,485
The Boeing Co.	United States	1,124	407,124
Heico Corp.	United States	20,750	1,776,200
[a]Lockheed Martin Corp.	United States	5,779	2,036,751
Orbital Atk Inc.	United States	6,143	811,245
Raytheon Co.	United States	212	46,112
Rockwell Collins Inc.	United States	41,124	5,663,597
[a]Spirit Aerosystems Holdings Inc., A	United States	6,860	626,249
[a]United Technologies Corp.	United States	4,170	561,866
			14,427,161

Air Freight & Logistics 0.4%
[a]FedEx Corp.	United States	16,011	3,945,270
United Parcel Service Inc., B	United States	3,818	398,638
			4,343,908

Airlines 0.3%
Copa Holdings SA, A	Panama	4,518	614,313
Delta Air Lines Inc.	United States	722	38,916
[a]Southwest Airlines Co.	United States	49,586	2,868,054
			3,521,283
Auto Components 0.0%†
Adient PLC	United States	2,632	163,342
Aptiv PLC	United States	389	35,527
			198,869

Automobiles 0.3%
General Motors Co.	United States	1,079	42,459
[a]Harley-Davidson Inc.	United States	10,590	480,574
[b]Tesla Inc.	United States	689	236,368
Thor Industries Inc.	United States	19,814	2,556,006
			3,315,407

Banks 0.4%
Barclays PLC, ADR	United Kingdom	108,406	318,635
BB&T Corp.	United States	1,978	107,504
[a]Citigroup Inc.	United States	48,964	3,696,292
JPMorgan Chase & Co.	United States	1,804	208,362
Pacwest Bancorp	United States	1,001	52,192
The PNC Financial Services Group Inc.	United States	513	80,880
Wells Fargo & Co.	United States	1,515	88,491
			4,552,356

Beverages 0.6%
[a]Brown-Forman Corp., B	United States	669	46,690
[a]Constellation Brands Inc., A	United States	5,694	1,226,943
Davide Campari-Milano SpA	Italy	395,298	2,845,362
Dr. Pepper Snapple Group Inc.	United States	6,381	741,791
[b]Monster Beverage Corp.	United States	6,408	406,075

1 Quarterly Consolidated Statement of Investments| See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Beverages (continued)
PepsiCo Inc.	United States	8,666	$950,920
			6,217,781

Biotechnology 3.2%
Abbvie Inc.	United States	9,222	1,068,184
[b]Ablynx NV	Belgium	64,410	3,438,678
[b]Aeglea BioTherapeutics Inc.	United States	13,603	98,622
[b]Agios Pharmaceuticals Inc.	United States	2,812	226,057
[b]Aileron Therapeutics Inc.	United States	4,724	38,784
[b]Aimmune Therapeutics Inc.	United States	6,780	220,350
[b]Alexion Pharmaceuticals Inc.	United States	9,832	1,154,768
[b]Amicus Therapeutics Inc.	United States	78,369	1,078,357
[b]Apellis Pharmaceuticals Inc.	United States	9,124	167,243
[b]Argenx SE, ADR	Netherlands	4,687	359,165
[b]Armo Biosciences Inc.	United States	6,846	311,151
[b]Audentes Therapeutics Inc.	United States	15,945	537,187
[b]Avexis Inc.	United States	3,290	407,072
[b]BioCryst Pharmaceuticals Inc.	United States	50,502	250,995
[b]Biogen Inc.	United States	2,284	660,053
[b]BioMarin Pharmaceutical Inc.	United States	34,242	2,779,423
[a,b]Bioverativ Inc.	United States	18,226	1,907,898
[a,b]Bluebird Bio Inc.	United States	8,554	1,719,354
[b]Blueprint Medicines Corp.	United States	3,259	282,099
[b]Celgene Corp.	United States	12,027	1,047,792
[b]Clovis Oncology Inc.	United States	10,771	625,472
[b]DBV Technologies SA, ADR	France	18,305	390,995
[b]Eiger Biopharmaceuticals Inc.	United States	7,007	64,815
[b]Epizyme Inc.	United States	31,940	565,338
[b]Exact Sciences Corp.	United States	15,664	698,771
[b]Exelixis Inc.	United States	44,143	1,138,889
[b]Fibrogen Inc.	United States	5,307	292,416
[b]Foundation Medicine Inc.	United States	2,211	182,960
[b]GlycoMimetics Inc.	United States	25,260	581,233
[b]Immunomedics Inc.	United States	31,335	529,875
[a,b]Incyte Corp.	United States	10,117	861,564
[b]InflaRx NV	Germany	1,947	50,797
[b]Juno Therapeutics Inc.	United States	20,945	1,817,398
[b]La Jolla Pharmaceutical Co.	United States	16,726	519,510
[b]Madrigal Pharmaceuticals Inc.	United States	3,034	382,405
[b]Mirati Therapeutics Inc.	United States	5,877	159,560
[b]Natera Inc.	United States	32,709	294,381
[b]Neurocrine Biosciences Inc.	United States	6,995	590,588
[b]Ovid Therapeutics Inc.	United States	8,897	58,631
[b]ProQR Therapeutics NV	Netherlands	39,735	133,112
[b]Proteostasis Therapeutics Inc.	United States	51,971	155,393
[b]Prothena Corp. PLC	Ireland	8,540	287,713
[b]Puma Biotechnology Inc.	United States	3,278	214,217
[b]Regeneron Pharmaceuticals Inc.	United States	1,429	457,909
[b]Retrophin Inc.	United States	12,231	306,020
[a,b]Sage Therapeutics Inc.	United States	12,662	2,043,140
[b]Sarepta Therapeutics Inc.	United States	20,450	1,283,646

2

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b]Savara Inc.	United States	9,414	$104,684
[b]Savara Inc., wts., 6/14/18	United States	68,920	34
[b]Solid Biosciences Inc.	United States	2,860	82,940
[b]Tesaro Inc.	United States	5,890	325,305
[b]Vertex Pharmaceuticals Inc.	United States	5,798	962,642
			33,915,585

Building Products 0.3%
[a]AO Smith Corp.	United States	6,294	404,012
[a,b]Builders FirstSource Inc.	United States	17,479	335,247
[a]Fortune Brands Home & Security Inc.	United States	35,318	2,142,390
			2,881,649

Capital Markets 0.2%
[a]Moody's Corp.	United States	11,107	1,853,536
Chemicals 1.7%
Celanese Corp., A	United States	364	36,713
Croda International PLC	United Kingdom	14,026	892,495
[a]DowDuPont Inc.	United States	25,325	1,780,348
Huntsman Corp.	United States	1,374	44,339
[a,b]Ingevity Corp.	United States	37,529	2,811,297
Monsanto Co.	United States	20,255	2,498,859
[a]The Mosaic Co.	United States	30,159	793,785
[a]PPG Industries Inc.	United States	5,179	582,327
[a]Praxair Inc.	United States	9,145	1,369,464
[a]The Sherwin-Williams Co.	United States	17,301	6,947,735
			17,757,362

Commercial Services & Supplies 0.5%
Atento SA	Spain	121,232	1,157,765
Cintas Corp.	United States	11,154	1,903,542
Edenred	France	27,501	970,639
Republic Services Inc., A	United States	7,782	522,795
Waste Management Inc.	United States	12,837	1,108,090
			5,662,831

Communications Equipment 0.2%
Cisco Systems Inc.	United States	19,019	851,671
[b]Finisar Corp.	United States	2,710	48,780
[a,b]Infinera Corp.	United States	39,310	391,134
[a,b,c,d]Nortel Networks Capital Corp., Contingent Distribution	Canada	324,000	17,415
[b,d]Nortel Networks Ltd., Contingent Distribution	Canada	3,448,000	185,330
[b,d]Nortel Networks Ltd., Contingent Distribution	Canada	1,199,000	65,945
[b,d]Nortel Networks Ltd., Contingent Distribution	Canada	384,000	21,120
[b]Oclaro Inc.	United States	8,064	57,819
[a,b]Quantenna Communications Inc.	United States	24,351	334,826
			1,974,040

Construction Materials 0.7%
HeidelbergCement AG	Germany	28,582	2,885,155
[a]Martin Marietta Materials Inc.	United States	16,607	3,386,666

3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Construction Materials (continued)
[a,b]Summit Materials Inc., A	United States	35,680	$1,128,558
			7,400,379

Consumer Finance 0.3%
[b,c]iPayment Inc.	United States	4,383,614	2,980,858
Containers & Packaging 0.6%
[a]Ball Corp.	United States	154,952	6,190,332
Packaging Corp. of America	United States	3,748	446,762
WestRock Co.	United States	280	18,413
			6,655,507

Diversified Consumer Services 0.1%
[b]Bright Horizons Family Solutions Inc.	United States	10,961	1,047,543
Diversified Financial Services 0.2%
[b]Berkshire Hathaway Inc., B	United States	11,259	2,332,865
Voya Financial Inc.	United States	2,284	116,530
			2,449,395

Diversified Telecommunication Services 0.6%
[e]AT&T Inc.	United States	758	27,515
[e]CenturyLink Inc.	United States	8,038	142,032
[b]China Unicom Hong Kong Ltd., ADR	China	26,170	333,929
[b]GCI Liberty Inc., A	United States	23,976	921,877
[b]ORBCOMM Inc.	United States	44,466	462,446
TDC A/S	Denmark	236,467	1,927,505
[b]Telecom Italia SpA	Italy	196,355	177,270
Telecom Italia SpA, RSP	Italy	1,783,399	1,364,197
Verizon Communications Inc.	United States	11,780	562,377
			5,919,148
Electric Utilities 0.0%†
American Electric Power Co. Inc.	United States	276	18,100
Exelon Corp.	United States	1,972	73,043
NextEra Energy Inc.	United States	601	91,442
			182,585
Electronic Equipment, Instruments & Components 0.4%

[b]Flex Ltd.	Singapore	123,400	2,233,540
[b]II-VI Inc.	United States	6,307	242,820
[b]IPG Photonics Corp.	United States	1,105	271,432
[b]Itron Inc.	United States	7,544	528,080
Sunny Optical Technology Group Co. Ltd.	China	15,900	265,545
[b]Zebra Technologies Corp., A	United States	7,551	1,043,095
			4,584,512

Energy Equipment & Services 0.1%
Patterson-UTI Energy Inc.	United States	1,526	27,575
[a]RPC Inc.	United States	22,055	433,160
[b]Transocean Ltd.	United States	22,661	206,442
			667,177

4

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Equity Real Estate Investment Trusts (REITs) 0.0%†
Canadian REIT	Canada	10,759	$418,555
Food & Staples Retailing 0.3%
Costco Wholesale Corp.	United States	14,224	2,715,362
[a]Wal-Mart Stores, Inc.	United States	532	47,885
			2,763,247

Food Products 0.1%
Chocoladefabriken Lindt & Spruengli AG	Switzerland	18	1,299,873
Mondelez International Inc., A	United States	2,100	92,190
			1,392,063

Gas Utilities 0.2%
[a]WGL Holdings Inc.	United States	19,221	1,600,340
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	United States	9,235	557,147
[b]Align Technology Inc.	United States	2,230	585,420
[b]Boston Scientific Corp.	United States	31,684	863,706
[b]DexCom Inc.	United States	13,836	776,753
[b]Edwards Lifesciences Corp.	United States	2,963	396,064
[b]Haemonetics Corp.	United States	11,637	825,063
[b]IDEXX Laboratories Inc.	United States	10,557	1,976,587
[b]iRhythm Technologies Inc.	United States	1,460	90,739
Medtronic PLC	United States	1,102	88,039
[b]Nevro Corp.	United States	9,858	799,681
Smith & Nephew PLC	United Kingdom	88,042	1,537,526
Straumann Holding AG	Switzerland	170	115,295
[a]West Pharmaceutical Services Inc.	United States	3,839	334,838
			8,946,858

Health Care Providers & Services 1.3%
[a]Aetna Inc.	United States	28,937	5,123,585
[b]Centene Corp.	United States	11,196	1,135,498
[a]Cigna Corp.	United States	8,731	1,710,316
[a]Humana Inc.	United States	7,922	2,153,358
[a]UnitedHealth Group Inc.	United States	17,102	3,867,789
			13,990,546
Health Care Technology 0.0%†
[b]Tabula Rasa HealthCare Inc.	United States	4,783	154,539
[b]Teladoc Inc.	United States	4,700	188,470
			343,009

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	United States	43,274	2,895,463
[a]Domino's Pizza Inc.	United States	7,485	1,664,739
Hilton Worldwide Holdings Inc.	United States	1,259	101,715
[a]Marriott International Inc., A	United States	8,221	1,160,887
McDonald's Corp.	United States	4,123	650,362
[b]Norwegian Cruise Line Holdings Ltd.	United States	55,312	3,147,253
[b]Seaworld Entertainment Inc.	United States	79,942	1,169,552
			10,789,971

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Household Durables 0.1%
[a]D.R. Horton Inc.	United States	17,634	$738,865
Household Products 0.5%
[b]HRG Group Inc.	United States	301,652	4,763,085
The Procter & Gamble Co.	United States	1,006	78,991
			4,842,076
Independent Power & Renewable Electricity
Producers 0.4%
[b]Calpine Corp.	United States	281,133	4,278,844
Industrial Conglomerates 0.1%
Honeywell International Inc.	United States	660	99,733
Smiths Group PLC	United Kingdom	17,888	393,409
			493,142

Insurance 0.2%
Chubb Ltd.	United States	612	86,855
MetLife Inc.	United States	1,159	53,534
RSA Insurance Group PLC	United Kingdom	44,331	385,349
[b]Trupanion Inc.	United States	14,920	442,080
Validus Holdings Ltd.	United States	20,552	1,390,137
			2,357,955

Internet & Direct Marketing Retail 0.7%
[b]Amazon.com Inc.	United States	1,349	2,040,295
[a,b]Booking Holdings Inc.	United States	741	1,507,224
Expedia Inc.	United States	8,590	903,410
[a,b]Liberty Interactive Corp. QVC Group, A	United States	97,456	2,813,555
			7,264,484

Internet Software & Services 1.4%
[b]Akamai Technologies Inc.	United States	7,974	537,926
[b]Alibaba Group Holding Ltd., ADR	China	8,897	1,656,087
[b]Alphabet Inc., A	United States	1,003	1,107,232
[b]Alphabet Inc., C	United States	1,070	1,182,061
[b]Cafe24 Corp.	South Korea	1,763	148,477
[b]Cloudera Inc.	United States	27,118	516,598
[b,f]Delivery Hero AG, 144A	Germany	6,412	281,616
[a,b]eBay Inc.	United States	44,808	1,920,471
[a,b]Facebook Inc., A	United States	16,569	2,954,584
[a,b]GoDaddy Inc., A	United States	15,412	921,792
[b]IAC/InterActiveCorp	United States	114	16,976
[b]Just Eat PLC	United Kingdom	36,498	440,667
Tencent Holdings Ltd.	China	18,525	1,023,078
[a,b]VeriSign Inc.	United States	8,585	996,032
[b]Yandex NV, A	Russia	13,678	562,029
[a,b]Zillow Group Inc., A	United States	4,825	229,380
[a,b]Zillow Group Inc., C	United States	4,821	229,817
			14,724,823

IT Services 3.0%
Accenture PLC, A	United States	4,014	646,294
Alliance Data Systems Corp.	United States	8,734	2,104,545

6

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
IT Services (continued)
[a]Automatic Data Processing Inc.	United States	4,151	$478,694
[a]Cognizant Technology Solutions Corp., A	United States	6,536	536,083
[a,b]Conduent Inc.	United States	91,404	1,727,536
CSRA Inc.	United States	19,942	808,249
[a]DST Systems Inc.	United States	16,897	1,405,323
[b]EPAM Systems Inc.	United States	9,211	1,041,948
[b]ExlService Holdings Inc.	United States	17,569	1,001,784
[b]FleetCor Technologies Inc.	United States	12,483	2,495,726
Genpact Ltd.	United States	61,870	1,940,862
Global Payments Inc.	United States	25,059	2,841,440
[a]MasterCard Inc., A	United States	27,469	4,827,951
[b]PagSeguro Digital Ltd.	Brazil	3,400	109,616
[a,b]PayPal Holdings Inc.	United States	52,206	4,145,679
Total System Services Inc.	United States	19,149	1,684,154
Visa Inc., A	United States	14,970	1,840,412
[b]WEX Inc.	United States	17,636	2,637,464
			32,273,760

Leisure Equipment & Products 0.4%
[a]Brunswick Corp.	United States	37,350	2,136,420
Hasbro Inc.	United States	19,819	1,894,102
			4,030,522

Life Sciences Tools & Services 0.8%
Gerresheimer AG	Germany	53,121	4,089,371
[b]Illumina Inc.	United States	7,726	1,761,682
[b]IQVIA Holdings Inc.	United States	4,723	464,413
[a,b]Mettler-Toledo International Inc.	United States	2,527	1,557,188
[b]Quanterix Corp.	United States	5,475	114,373
			7,987,027

Machinery 0.7%
Deere & Co.	United States	361	58,074
Fanuc Corp.	Japan	2,681	686,238
Fortive Corp.	United States	608	46,694
[b]Gates Industrial Corporation PLC	United States	13,383	232,329
[b]Meritor Inc.	United States	1,507	36,922
[a,b]Navistar International Corp.	United States	49,717	1,855,438
Tadano Ltd.	Japan	7,731	122,600
[a]Trinity Industries Inc.	United States	66,516	2,171,082
[a]Xylem Inc.	United States	35,075	2,615,894
			7,825,271

Marine 0.1%
Irish Continental Group PLC	Ireland	223,621	1,530,511
Media 3.3%
Comcast Corp., A	United States	2,517	91,141
Entertainment One Ltd.	Canada	67,140	280,809
Grupo Televisa SAB, ADR	Mexico	55,836	949,770
ITV PLC	United Kingdom	293,248	645,947
[b]Liberty Global PLC, C	United Kingdom	49,068	1,473,512
[b]Liberty Latin America Ltd., A	Chile	9,813	203,129

7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Media (continued)
[a,b]Liberty Media Corp., A	United States	14,009	$321,086
[b]Postmedia Network Canada Corp.	Canada	666,338	519,278
[a]Regal Entertainment Group, A	United States	159,580	3,668,744
Scripps Networks Interactive Inc., A	United States	56,337	5,062,443
Stroeer SE & Co. KGaA	Germany	39,211	2,798,496
[a,e]Time Warner Inc.	United States	77,925	7,243,909
Tribune Media Co., A	United States	148,457	6,186,203
[a]Twenty-First Century Fox Inc., A	United States	32,902	1,211,452
[a]Twenty-First Century Fox Inc., B	United States	26,260	956,389
Vivendi SA	France	53,868	1,396,532
The Walt Disney Co.	United States	21,482	2,216,083
			35,224,923

Metals & Mining 1.0%
[b]Allegheny Technologies Inc.	United States	2,095	54,281
First Quantum Minerals Ltd.	Zambia	228,603	3,725,132
Teck Resources Ltd., B	Canada	228,273	6,524,042
			10,303,455

Multi-Utilities 0.0%†
Avista Corp.	United States	1,610	77,006

Oil, Gas & Consumable Fuels 0.6%
Altagas Ltd.	Canada	30,866	639,113
Anadarko Petroleum Corp.	United States	6,747	384,849
Canadian Natural Resources Ltd.	Canada	3,803	118,628
Chevron Corp.	United States	238	26,637
EnCana Corp.	Canada	1,610	16,905
Equities Corp.	United States	406	20,426
Exxon Mobil Corp.	United States	826	62,561
[b]Halcon Resources Corp., wts., 9/09/20	United States	2,159	1,533
[a]Hess Corp.	United States	50,192	2,279,721
[b]Jagged Peak Energy Inc.	United States	27,197	334,523
[a,b]Laredo Petroleum Inc.	United States	30,699	257,564
[b]Parsley Energy Inc., A	United States	11,106	280,760
[b]PDC Energy Inc.	United States	8,425	442,565
[b]Premier Oil PLC	United Kingdom	32,611	32,662
Premier Oil PLC, wts., 5/31/22	United Kingdom	73,513	30,362
[b]Santos Ltd.	Australia	210,685	824,740
Valero Energy Corp.	United States	292	26,403
[b]Whiting Petroleum Corp.	United States	21,905	596,035
The Williams Cos. Inc.	United States	903	25,067
			6,401,054

Paper & Forest Products 0.6%
[b]Canfor Corp.	Canada	133,444	3,153,072
[a]Kapstone Paper And Packaging Corp.	United States	34,039	1,187,621
West Fraser Timber Co. Ltd.	Canada	23,371	1,627,883
			5,968,576

Personal Products 0.0%†
The Estee Lauder Cos. Inc., A	United States	314	43,470

8

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals 1.0%
[b]Aerie Pharmaceuticals Inc.	United States	21,212	$1,084,994
[e]Allergan PLC	United States	11,362	1,752,248
[a,b]Assembly Biosciences Inc.	United States	35,863	2,034,867
Bristol-Myers Squibb Co.	United States	29,074	1,924,699
[b,f]Cassiopea SpA, 144A	Italy	4,160	169,589
[b]Dermira Inc.	United States	6,468	166,292
Eli Lilly & Co.	United States	7,725	594,979
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	6,231	708,091
Hikma Pharmaceuticals PLC	Jordan	10,168	120,610
[b,c,d]Impax Laboratories Inc., Contingent Distribution	United States	105,000	—
Johnson & Johnson	United States	835	108,450
[b]Marinus Pharmaceuticals Inc.	United States	19,295	99,369
[b]Mylan NV	United States	6,911	278,652
[b]Nektar Therapeutics, A	United States	5,521	477,898
[b]Ocular Therapeutix Inc.	United States	32,927	172,208
[b]Pacira Pharmaceuticals Inc.	United States	7,284	227,989
[b]Restorbio Inc.	United States	10,131	197,554
[a,b]Revance Therapeutics Inc.	United States	10,346	320,209
Zoetis Inc.	United States	606	49,001
			10,487,699

Professional Services 0.7%
[b]CoStar Group Inc.	United States	2,124	726,684
Equifax Inc.	United States	10,041	1,134,633
Experian PLC	United Kingdom	48,625	1,041,625
[a,b]Huron Consulting Group Inc.	United States	17,656	617,960
[b]TransUnion	United States	18,548	1,058,534
[b]TriNet Group Inc.	United States	31,620	1,491,516
[b]WageWorks Inc.	United States	16,460	863,327
			6,934,279

Real Estate Management & Development 0.2%
[b]BUWOG AG	Austria	65,928	2,324,495

Road & Rail 0.7%
CSX Corp.	United States	62,771	3,372,058
[a]Kansas City Southern	United States	16,242	1,673,576
[a]Old Dominion Freight Line Inc.	United States	11,347	1,576,325
[a]Union Pacific Corp.	United States	6,138	799,475
			7,421,434

Semiconductors & Semiconductor Equipment 2.8%
[b]Advanced Micro Devices Inc.	United States	50,348	609,714
[b]Axcelis Technologies Inc.	United States	10,645	260,270
Broadcom Ltd.	United States	2,395	590,272
[b]Cavium Inc.	United States	26,899	2,395,087
Cypress Semiconductor Corp.	United States	4,771	83,349
[b]FormFactor Inc.	United States	35,214	461,303
[b]Integrated Device Technology Inc.	United States	43,316	1,314,208
KLA-Tencor Corp.	United States	10,465	1,185,789
Marvell Technology Group Ltd.	Bermuda	76,993	1,808,566
[a]Microchip Technology Inc.	United States	9,324	829,183

9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
[a,b]Micron Technology Inc.	United States	48,275	$2,356,303
[b]Microsemi Corp.	United States	12,829	832,602
NVIDIA Corp.	United States	1,453	351,626
[a,b]NXP Semiconductors NV	Netherlands	103,917	12,954,294
QUALCOMM Inc.	United States	14,019	911,235
[b]Silicon Laboratories Inc.	United States	2,727	254,975
[b,d,f]SunEdison Inc., Contingent Distribution, 144A	United States	35,000	1,009
Teradyne Inc.	United States	21,983	998,028
[b]Tower Semiconductor Ltd.	Israel	32,470	942,279
			29,140,092

Software 2.1%
[a,b]Adobe Systems Inc.	United States	3,267	683,228
[b]Atlassian Corp. PLC	Australia	13,975	758,703
Blackbaud Inc.	United States	5,692	583,544
[a,b]Dell Technologies Inc., V	United States	37,258	2,767,897
Gemalto NV	Netherlands	46,907	2,824,709
[b]Globant SA	Argentina	4,680	243,734
[a,b]Guidewire Software Inc.	United States	9,302	747,137
[b]HubSpot Inc.	United States	9,260	1,028,323
[a]Intuit Inc.	United States	7,404	1,235,431
[a]Microsoft Corp.	United States	72,722	6,819,142
[b]Nexon Co. Ltd.	Japan	11,830	430,202
[a]Nintendo Co. Ltd., ADR	Japan	4,727	1,073,970
Oracle Corp.	United States	19,432	984,619
[b]Proofpoint Inc.	United States	2,052	219,913
[b]Ringcentral Inc., A	United States	566	35,460
[a,b]Salesforce.com Inc.	United States	9,428	1,096,005
[a,b]ServiceNow Inc.	United States	4,826	777,034
[b]Workday Inc., A	United States	2,672	338,462
			22,647,513

Specialty Retail 1.0%
[b]Carmax Inc.	United States	4,569	282,912
[e]The Home Depot Inc.	United States	33,863	6,172,209
[b]Hudson Ltd., A	United Kingdom	28,167	439,687
[a,b]MarineMax Inc.	United States	82,795	1,730,416
[b]Sports Direct International PLC	United Kingdom	155,760	787,838
[b]Ulta Beauty Inc.	United States	5,382	1,094,430
			10,507,492

Technology Hardware, Storage & Peripherals 0.4%
[a,e]Apple Inc.	United States	6,584	1,172,742
[b]Cray Inc.	United States	9,715	211,787
Netapp Inc.	United States	23,999	1,453,139
Samsung Electronics Co. Ltd.	South Korea	543	1,179,868
Western Digital Corp.	United States	266	23,153
			4,040,689

Textiles, Apparel & Luxury Goods 0.7%
[a]Hanesbrands Inc.	United States	13,194	255,964

10

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Textiles, Apparel & Luxury Goods (continued)
[b]Michael Kors Holdings Ltd.	United States	39,059	$2,457,983
Moncler SpA	Italy	14,333	501,857
[a]Nike Inc., B	United States	26,552	1,779,780
The Swatch Group AG	Switzerland	980	414,871
[a]Tapestry Inc.	United States	36,353	1,850,731
			7,261,186
Tobacco 0.0%†
Altria Group Inc.	United States	1,523	95,873
Trading Companies & Distributors 0.5%
Brenntag AG	Germany	77,158	4,845,967
Ferguson PLC	Switzerland	11,344	803,671
			5,649,638
Transportation Infrastructure 0.5%
Abertis Infraestructuras SA	Spain	223,073	5,334,135
Wireless Telecommunication Services 0.0%†
[a,b]T-Mobile U.S. Inc.	United States	5,804	351,780
Total Common Stocks and Other Equity Interests
(Cost $342,776,429)			431,315,530

Exchange Traded Funds 0.0%†
Financial Select Sector SPDR Fund	United States	10,235	295,484
PowerShares QQQ Series 1 Trust	United States	2,440	407,992
Total Exchange Traded Funds (Cost $621,981)			703,476

Convertible Preferred Stocks 0.1%
Capital Markets 0.1%
Virtus Investment Partners Inc., 7.25%, cvt. pfd.	United States	5,250	558,915
Oil, Gas & Consumable Fuels 0.0%†
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	78,535
Total Convertible Preferred Stocks (Cost $613,359)			637,450

Preferred Stocks 0.3%
Consumer Finance 0.3%
[b,c]iPayment Inc., pfd.	United States	28,073	2,807,300
Diversified Financial Services 0.0%†
[b,c]Aergen Structured Investments Cayman Blocker LLC, pfd.	Ireland	4,480	18,717
Food Products 0.0%†
Bunge Ltd., 4.875%, pfd.	United States	2,819	308,681
Total Preferred Stocks (Cost $3,082,307)			3,134,698

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Convertible Bonds 7.0%
Aerospace & Defense 0.1%
Aerojet Rocketdyne Holdings Inc., senior note, 2.25%, 12/15/23	United States	380,000		$471,884
Air Freight & Logistics 0.0%†
[f]Air Transport Services Group Inc., senior note, 144A, 1.125%,
10/15/24	United States	85,000		91,997
Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	136,000		164,475
				256,472
Airlines 0.0%†
[g]Ana Holdings Inc., senior note, Reg S, zero cpn., 9/16/22	Japan	30,000,000	JPY	294,882
Auto Components 0.0%†
Horizon Global Corp., senior note, 2.75%, 7/01/22	United States	319,000		259,786
Automobiles 0.0%†
[a]Tesla Inc., senior note, 2.375%, 3/15/22	United States	303,000		371,660
Biotechnology 0.8%
Alder Biopharmaceuticals Inc., senior note, 2.50%, 2/01/25	United States	275,000		265,243
[f]Amicus Therapeutics Inc., senior note, 144A, 3.00%, 12/15/23	United States	963,000		2,297,676
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	911,000		936,622
1.50%, 10/15/20	United States	80,000		88,800
0.599%, 8/01/24	United States	215,000		202,637
Exact Sciences Corp., senior note, 1.00%, 1/15/25	United States	584,000		532,535
[f]Flexion Therapeutics Inc., senior note, 144A, 3.375%, 5/01/24	United States	191,000		230,938
Insmed Inc., senior note, 1.75%, 1/15/25	United States	141,000		130,636
Intercept Pharmaceuticals Inc., senior note, 3.25%, 7/01/23	United States	140,000		112,269
Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	274,000		553,616
[f]Neurocrine Biosciences Inc., senior note, 144A, 2.25%, 5/15/24	United States	307,000		407,815
[a]PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	525,000		481,871
Radius Health Inc., senior note, 3.00%, 9/01/24	United States	1,688,000		1,756,057
[f]Sarepta Therapeutics Inc., senior note, 144A, 1.50%, 11/15/24	United States	412,000		463,148
				8,459,863

Capital Markets 0.1%
[a,f]Cowen Inc., senior note, 144A, 3.00%, 12/15/22	United States	570,000		602,775
Hercules Capital Inc., senior note, 4.375%, 2/01/22	United States	201,000		202,535
				805,310

Chemicals 0.1%
[g]Kansai Paint Co. Ltd., senior note, Reg S, zero cpn., 6/17/22	Japan	20,000,000	JPY	201,743
[g]Mitsubishi Chemical Holdings Corp., senior note, Reg S, zero cpn.,
3/30/22	Japan	30,000,000	JPY	304,724
3/29/24	Japan	30,000,000	JPY	310,347
				816,814

Commercial Services & Supplies 0.1%
[a]RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	992,000		1,001,944
[f]Team Inc., senior note, 144A, 5.00%, 8/01/23	United States	411,000		443,977
				1,445,921

Communications Equipment 0.1%
Calamp Corp., senior note, 1.625%, 5/15/20	United States	547,000		591,307
Finisar Corp., senior bond, 0.50%, 12/15/36	United States	140,000		128,946

12

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Communications Equipment (continued)
Palo Alto Networks Inc., senior note, zero cpn., 7/01/19	United States	57,000		$90,528
[f]Viavi Solutions Inc., senior note, 144A, 1.00%, 3/01/24	United States	218,000		219,657
				1,030,438

Construction & Engineering 0.1%
[g]Mirait Holdings Corp., senior note, Reg S, zero cpn., 12/30/21	Japan	25,000,000	JPY	301,385
Tutor Perini Corp., senior note, 2.875%, 6/15/21	United States	295,000		321,291
				622,676

Construction Materials 0.1%
Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	1,430,000		1,474,787
Consumer Finance 0.4%
[a,f]Encore Capital Group Inc., senior note, 144A, 3.25%, 3/15/22	United States	1,075,000		1,217,438
Ezcorp Inc., senior note,
2.125%, 6/15/19	United States	1,032,000		1,092,953
[f]144A, 2.875%, 7/01/24	United States	307,000		450,384
PRA Group Inc., senior note,
[a]3.00%, 8/01/20	United States	619,000		602,462
[f]144A, 3.50%, 6/01/23	United States	512,000		554,359
				3,917,596

Diversified Consumer Services 0.1%
[a]Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	504,000		651,359
Diversified Financial Services 0.1%
[f]Element Fleet Management Corp., sub. note, 144A,
5.125%, 6/30/19	Canada	1,113,000	CAD	837,005
4.25%, 6/30/20	Canada	737,000	CAD	532,878
				1,369,883

Electric Utilities 0.1%
Hydro One Ltd., sub. bond, 4.00%, 9/30/27	Canada	165,000	CAD	38,601
[g]Kyushu Electric Power Co. Inc., Reg S, zero cpn.,
secured note, 3/31/20	Japan	40,000,000	JPY	382,399
senior secured note, 3/31/22	Japan	40,000,000	JPY	385,210
				806,210

Electronic Equipment, Instruments & Components 0.3%
[f]II-VI Inc., senior note, 144A, 0.25%, 9/01/22	United States	757,000		815,578
[a]Knowles Corp., senior note, 3.25%, 11/01/21	United States	524,000		574,513
[f]OSI Systems Inc., senior note, 144A, 1.25%, 9/01/22	United States	318,000		285,604
Vishay Intertechnology Inc., senior bond,
2.25%, 11/15/40	United States	82,000		120,575
[a]2.25%, 5/15/41	United States	1,412,000		1,585,697
				3,381,967

Energy Equipment & Services 0.2%
Ensco Jersey Finance Ltd., senior note, 3.00%, 1/31/24	United States	280,000		231,700
[g]Fugro NV FUR, sub. note, Reg S, 4.00%, 10/26/21	Netherlands	500,000	EUR	591,701
[f]Nabors Industries Inc., senior note, 144A, 0.75%, 1/15/24	United States	135,000		103,002
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	596,000		560,555
Transocean Inc., senior note, 0.50%, 1/30/23	United States	141,000		155,297
				1,642,255

13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Equity Real Estate Investment Trusts (REITs) 0.7%
[f]American Residential Properties OP LP, senior note, 144A,
3.25%, 11/15/18	United States	1,009,000		$1,140,773
[a]Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	1,227,000		1,166,877
[f]Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19	United States	1,957,000		1,995,162
Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	397,000		418,855
Forest City Realty Trust Inc., senior note, 4.25%, 8/15/18	United States	693,000		757,103
[f]iStar Inc., senior note, 144A, 3.125%, 9/15/22	United States	215,000		206,053
National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	433,000		463,298
Starwood Waypoint Homes, senior note, 3.00%, 7/01/19	United States	1,203,000		1,454,773
				7,602,894

Health Care Equipment & Supplies 0.2%
[f]Insulet Corp., senior note, 144A, 1.375%, 11/15/24	United States	15,000		15,774
Invacare Corp., senior note, 5.00%, 2/15/21	United States	848,000		1,056,820
[g]Nipro Corp., senior note, Reg S, zero cpn., 1/29/21	Japan	40,000,000	JPY	439,102
NuVasive Inc., senior note, 2.25%, 3/15/21	United States	170,000		182,663
Quidel Corp., senior note, 3.25%, 12/15/20	United States	154,000		233,726
[a]Wright Medical Group Inc., senior note, 2.00%, 2/15/20	United States	141,000		140,978
				2,069,063

Health Care Technology 0.1%
[a]Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	419,000		439,015
Evolent Health Inc., senior note, 2.00%, 12/01/21	United States	50,000		51,427
[f]Teladoc Inc., senior note, 144A, 3.00%, 12/15/22	United States	411,000		489,178
				979,620

Hotels, Restaurants & Leisure 0.1%
[f]Marriott Vacations Worldwide Corp., senior note, 144A, 1.50%, 9/15/22	United States	742,000		832,620
Independent Power & Renewable Electricity
Producers 0.0%†
[a]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	281,000		279,923
Insurance 0.0%†
[f]HCI Group Inc., senior bond, 144A, 4.25%, 3/01/37	United States	161,000		146,241
Internet & Direct Marketing Retail 0.1%
Ctrip.com International Ltd., senior note, 1.25%, 9/15/22	China	685,000		711,783
Vipshop Holdings Ltd., senior note, 1.50%, 3/15/19	China	107,000		118,081
[f]Wayfair Inc., senior note, 144A, 0.375%, 9/01/22	United States	290,000		294,224
				1,124,088

Internet Software & Services 0.4%
[f]Carbonite Inc., senior note, 144A, 2.50%, 4/01/22	United States	283,000		366,012
[f]Coupa Software Inc., senior note, 144A, 0.375%, 1/15/23	United States	226,000		268,036
Envestnet Inc., senior note, 1.75%, 12/15/19	United States	283,000		306,949
[f]IAC Financeco Inc., senior note, 144A, 0.875%, 10/01/22	United States	114,000		132,569
[f]Okta Inc., senior note, 144A, 0.25%, 2/15/23	United States	311,000		326,325
[f]Q2 Holdings Inc., 144A, 0.75%, 2/15/23	United States	424,000		433,414
[f]Quotient Technology Inc., senior note, 144A, 1.75%, 12/01/22	United States	644,000		670,243
[a]Twitter Inc., senior note, 1.00%, 9/15/21	United States	881,000		837,919
[f]Weibo Corp., senior note, 144A, 1.25%, 11/15/22	China	396,000		482,404
Yandex NV, senior note, 1.125%, 12/15/18	Russia	246,000		252,919
				4,076,790

14

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
IT Services 0.1%
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	410,000	$458,073
Life Sciences Tools & Services 0.0%†
Illumina Inc., senior note, zero cpn., 6/15/19	United States	55,000	60,311

Machinery 0.2%
[f]Chart Industries Inc., senior sub. note, 144A, 1.00%, 11/15/24	United States	285,000	322,037
The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	211,000	245,347
[f]Meritor Inc., senior bond, 144A, 3.25%, 10/15/37	United States	110,000	117,165
[a]Navistar International Corp., senior sub. note,
4.50%, 10/15/18	United States	460,000	462,577
4.75%, 4/15/19	United States	392,000	407,748
Trinity Industries Inc., sub. bond, 3.875%, 6/01/36	United States	679,000	929,768
			2,484,642

Media 0.2%
DISH Network Corp.,
[f]144A, 2.375%, 3/15/24	United States	180,000	162,650
senior bond, 3.375%, 8/15/26	United States	310,000	312,655
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,122,000	796,620
senior note, 3.75%, 2/15/30	United States	811,000	571,755
Liberty Media Corp.,
senior bond, 2.25%, 9/30/46	United States	50,000	52,398
[f]senior note, 144A, 1.00%, 1/30/23	United States	246,000	268,100
			2,164,178

Metals & Mining 0.1%
AK Steel Corp., senior note, 5.00%, 11/15/19	United States	264,000	331,419
Cleveland-Cliffs Inc., senior note, 1.50%, 1/15/25	United States	574,000	625,898
[f]Endeavour Mining Corp., senior note, 144A, 3.00%, 2/15/23	Monaco	250,000	261,575
[f]First Majestic Silver Corp., senior note, 144A, 1.875%, 3/01/23	Canada	328,000	295,102
			1,513,994

Mortgage Real Estate Investment Trusts (REITs) 0.7%
Apollo Commercial Real Estate Finance Inc., senior note,
5.50%, 3/15/19	United States	1,491,000	1,598,240
[a]4.75%, 8/23/22	United States	1,371,000	1,374,427
[f]Granite Point Mortgage Trust Inc., senior note, 144A, 5.625%,
12/01/22	United States	305,000	301,889
Redwood Trust Inc., senior note,
4.625%, 4/15/18	United States	369,000	370,845
4.75%, 8/15/23	United States	1,836,000	1,766,599
Starwood Property Trust Inc., senior note, 4.375%, 4/01/23	United States	137,000	138,364
Two Harbors Investment Corp., senior note, 6.25%, 1/15/22	United States	1,672,000	1,718,905
			7,269,269

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	378,000	326,626
Golar LNG Ltd., senior note, 2.75%, 2/15/22	Bermuda	137,000	140,082
Green Plains Inc., senior note, 3.25%, 10/01/18	United States	1,251,000	1,372,227
SM Energy Co., senior note, 1.50%, 7/01/21	United States	30,000	29,141
[f]Teekay Corp., senior note, 144A, 5.00%, 1/15/23	Canada	450,000	431,674

15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., senior note, 1.25%, 4/01/20	United States	45,000	$42,581
			2,342,331

Personal Products 0.1%
Herbalife Ltd., senior note, 2.00%, 8/15/19	United States	705,000	821,570
Pharmaceuticals 0.3%
Innoviva Inc.,
[f]senior note, 144A, 2.50%, 8/15/25	United States	217,000	243,282
[a]sub. note, 2.125%, 1/15/23	United States	1,371,000	1,422,614
[f]Jazz Investments I Ltd., senior note, 144A, 1.50%, 8/15/24	United States	1,246,000	1,188,433
The Medicines Co., senior note,
2.50%, 1/15/22	United States	559,000	620,480
[a]2.75%, 7/15/23	United States	93,000	87,305
			3,562,114

Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices Inc., senior note, 2.125%, 9/01/26	United States	130,000	222,734
[a]Cypress Semiconductor Corp., senior note, 4.50%, 1/15/22	United States	172,000	247,459
Inphi Corp., senior note, 0.75%, 9/01/21	United States	327,000	301,370
Intel Corp., junior sub. bond, 3.25%, 8/01/39	United States	165,000	393,016
[a,f]Microchip Technology Inc., senior sub. bond, 144A, 1.625%,
2/15/27	United States	536,000	632,453
Micron Technology Inc., senior bond, 3.00%, 11/15/43	United States	57,000	96,572
ON Semiconductor Corp., senior note, 1.00%, 12/01/20	United States	461,000	647,168
[f]Rambus Inc., senior note, 144A, 1.375%, 2/01/23	United States	429,000	413,586
[f]Silicon Laboratories Inc., senior note, 144A, 1.375%, 3/01/22	United States	347,000	414,144
Teradyne Inc., senior note, 1.25%, 12/15/23	United States	114,000	173,326
Veeco Instruments Inc., senior note, 2.70%, 1/15/23	United States	1,660,000	1,538,923
			5,080,751

Software 0.2%
Everbridge Inc., senior note, 1.50%, 11/01/22	United States	338,000	390,470
FireEye Inc., senior bond, 1.625%, 6/01/35	United States	306,000	285,133
[f]HubSpot Inc., senior note, 144A, 0.25%, 6/01/22	United States	185,000	242,554
Rovi Corp., senior note, 0.50%, 3/01/20	United States	55,000	53,284
[f]ServiceNow Inc., senior note, 144A, zero cpn., 6/01/22	United States	53,000	68,909
Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	311,000	301,038
[a,f]Workday Inc., senior note, 144A, 0.25%, 10/01/22	United States	228,000	247,181
			1,588,569
Specialty Retail 0.0%†
[f]Restoration Hardware Holdings Inc., senior note, 144A, zero cpn.,
6/15/19	United States	380,000	375,587
Technology Hardware, Storage & Peripherals 0.0%†
[f]Western Digital Corp., senior note, 144A, 1.50%, 2/01/24	United States	198,000	205,482
Trading Companies & Distributors 0.1%
[f]Kaman Corp., senior note, 144A, 3.25%, 5/01/24	United States	569,000	644,069
Transportation Infrastructure 0.0%†
Macquarie Infrastructure Corp., senior note, 2.00%, 10/01/23	United States	240,000	217,117
Total Convertible Bonds (Cost $70,395,733)			73,979,059

16

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Principal

	Country	Amount*		Value

Convertible Bonds in Reorganization (Cost $934,864) 0.0%†
Chemicals 0.0%†
[a,c,h]TerraVia Holdings Inc., senior sub. note, 5.00%, 10/01/19	United States	1,117,000		$66,277

Corporate Bonds and Notes 15.0%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV, senior bond,
5.05%, 6/15/25	Brazil	95,000		98,990
5.40%, 2/01/27	Brazil	130,000		137,963
[f]Embraer Overseas Ltd., senior bond, 144A, 5.696%, 9/16/23	Brazil	90,000		96,637
[f]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		263,140
				596,730

Automobiles 0.1%
[i]Toyota Motor Credit Corp., senior note, FRN,
2.121%, (3-Month USD LIBOR + 0.39%), 1/17/19	United States	40,000		40,114
1.805%, (3-Month USD LIBOR + 0.10%), 1/10/20	United States	980,000		979,500
				1,019,614

Banks 0.4%
[f]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	82,178
[i]Bank of America Corp., senior note, FRN, 2.762%, (3-Month USD
LIBOR + 1.04%), 1/15/19	United States	20,000		20,149
[g]Bano do Brasil SA, senior note, Reg S, 4.625%, 1/15/25	Brazil	200,000		195,450
[i]Citibank NA, senior note, FRN,
1.86%, (3-Month USD LIBOR + 0.26%), 9/18/19	United States	430,000		430,171
2.189%, (3-Month USD LIBOR + 0.35%), 2/12/21	United States	440,000		439,945
[g]JP Morgan Structured Products BV, senior note, Reg S, zero
cpn., 7/19/18	Egypt	45,028,000	EGP	2,387,670
[i]JPMorgan Chase & Co., senior note, FRN, 2.686%, (3-Month
USD LIBOR + 0.68%), 6/01/21	United States	480,000		483,826
[i]JPMorgan Chase Bank NA, senior note, FRN, 2.07%, (3-Month
USD LIBOR + 0.25%), 2/13/20	United States	440,000		439,899
Qwest Capital Funding Inc., senior bond, 6.875%, 7/15/28	United States	260,000		237,900
				4,717,188

Biotechnology 0.1%
[i]Gilead Sciences Inc., senior note, FRN,
1.846%, (3-Month USD LIBOR + 0.22%), 3/20/19	United States	430,000		430,479
1.876%, (3-Month USD LIBOR + 0.25%), 9/20/19	United States	430,000		430,553
				861,032

Chemicals 0.1%
[a]Hexion Inc. / Hexion Nova Scotia Finance ULC, secured note,
9.00%, 11/15/20	United States	1,678,000		1,354,985
[f]Mexichem SAB de CV, senior bond, 144A, 4.00%, 10/04/27	Mexico	220,000		211,200
				1,566,185

Commercial Services & Supplies 1.6%
[f]Harland Clarke Holdings Corp., senior note, 144A, 9.25%,
3/01/21	United States	10,874,000		11,281,775
R.R. Donnelley & Sons Co.,
[a]senior bond, 6.50%, 11/15/23	United States	2,194,000		2,199,485
[a]senior bond, 6.00%, 4/01/24	United States	2,014,000		1,961,132
senior note, 7.875%, 3/15/21	United States	296,000		312,650

17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Commercial Services & Supplies (continued)
R.R. Donnelley & Sons Co., (continued)
senior note, 7.00%, 2/15/22	United States	1,375,000		$1,409,375
				17,164,417

Construction & Engineering 0.1%
[a]Engility Corp., senior note, 8.875%, 9/01/24	United States	634,000		674,417
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	160,000		166,800
				841,217
Construction Materials 0.0%†
[f]Cemex SAB de CV, senior bond, first lien, 144A, 6.125%, 5/05/25	Mexico	365,000		385,988
Consumer Finance 0.9%
[f]Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	5,857,000		5,959,498
[f]iPayment Inc., second lien, 144A, 10.75%, 4/15/24	United States	3,214,000		3,639,855
				9,599,353

Containers & Packaging 0.6%
[a,f]Coveris Holdings SA, senior note, 144A, 7.875%, 11/01/19	Luxembourg	5,935,000		5,917,788
Diversified Financial Services 1.5%
[f,i]Banco Supervielle SA, senior note, 144A, FRN, 27.271%, (ARS
Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS	189,801
Citigroup Global Markets Holdings Inc., zero cpn.,
7/19/18	Egypt	5,415,900	EGP	286,834
[g]Reg S, 3/15/18	Egypt	50,247,958	EGP	2,833,675
[g]Reg S, 8/02/18	Egypt	9,243,759	EGP	490,317
[a,f]Exela Intermediate LLC / Exela Finance Inc., senior secured note,
first lien, 144A, 10.00%, 7/15/23	United States	847,000		848,059
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond,
144A, 7.875%, 8/12/24	Colombia 795,000,000		COP	285,075
[a]Hexion Inc., senior secured note, first lien, 6.625%, 4/15/20	United States	1,956,000		1,828,860
Monitronics International Inc., senior note, 9.125%, 4/01/20	United States	1,042,000		911,750
[f]Opal Acquisition Inc., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	3,423,000		3,080,700
[a]senior secured, first lien, 7.50%, 7/01/24	United States	5,281,000		5,287,601
				16,042,672

Diversified Telecommunication Services 0.1%
[a]Frontier Communications Corp., senior note, 9.25%, 7/01/21	United States	556,000		516,963
[a]Intelsat Jackson Holdings SA, senior bond, 7.25%, 10/15/20	Luxembourg	399,000		373,564
				890,527

Electric Utilities 0.3%
[g]1MDB Energy Ltd., senior note, Reg S, 5.99%, 5/11/22	Malaysia	1,300,000		1,389,587
Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond,
6.85%, 6/01/34	United States	1,813,071		670,836
[f]Empresas Publicas de Medellin Esp, senior bond, 144A, 8.375%,
11/08/27	Colombia 665,000,000		COP	236,207
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter,
9/24/73	Italy	545,000		657,679
				2,954,309

18

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Electronic Equipment, Instruments & Components 0.0%†
[i]IBM Credit LLC, senior note, FRN, 1.949%, (3-Month USD LIBOR
+ 0.16%), 2/05/21	United States	435,000		$434,889
Energy Equipment & Services 0.1%
Ensco PLC, senior note, 7.75%, 2/01/26	United States	65,000		61,669
[f]Jonah Energy LLC / Jonah Energy Finance Corp., senior note,
144A, 7.25%, 10/15/25	United States	1,375,000		1,313,125
[f]Shelf Drilling Holdings Ltd., senior note, 144A, 8.25%, 2/15/25	United Arab Emirates	50,000		50,437
				1,425,231

Food & Staples Retailing 0.1%
[f,i]Alimentation Couche-Tard Inc., senior note, 144A, FRN, 2.074%,
(3-Month USD LIBOR + 0.50%), 12/13/19	Canada	245,000		245,333
[f]BRF GmbH, senior bond, 144A, 4.35%, 9/29/26	Brazil	530,000		494,543
				739,876

Food Products 0.3%
Deutsche Bank AG/London, zero cpn.,
8/28/18	Germany	27,950,000	EGP	1,464,653
8/30/18	Germany	17,050,000	EGP	891,913
[f]Grupo Bimbo SAB de CV, senior bond, 144A, 4.70%, 11/10/47	Mexico	470,000		451,787
[f]JBS USA LLC / JBS USA Finance Inc., senior bond, 144A,
7.25%, 6/01/21	United States	190,000		193,325
5.75%, 6/15/25	United States	180,000		172,800
[f]Marb Bondco PLC, senior note, 144A, 6.875%, 1/19/25	Brazil	265,000		253,472
				3,427,950

Gas Utilities 0.2%
[f]Infraestructura Energetica Nova SAB de CV, senior bond, 144A,
3.75%, 1/14/28	Mexico	200,000		190,500
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
6.875%, 10/15/21	United States	15,000		15,187
7.50%, 11/01/23	United States	885,000		891,638
[i]Transcanada Trust, junior sub. bond, FRN, 5.30%, (3-Month USD
LIBOR + 3.21%), 3/15/77	Canada	980,000		989,188
				2,086,513

Health Care Providers & Services 0.0%†
[f,j]Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%,
12/01/22	United States	295,000		301,084

Hotels, Restaurants & Leisure 1.4%
[f]Constellation Merger Sub Inc., senior note, 144A, 8.50%, 9/15/25	United States	110,000		108,281
[f]Golden Nugget Inc., senior note, 144A,
6.75%, 10/15/24	United States	1,596,000		1,639,890
8.75%, 10/01/25	United States	1,978,000		2,086,790
[a,f]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior
secured note, second lien, 144A, 10.25%, 11/15/22	United States	4,083,000		4,481,092
[f]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%,
10/15/24	United States	5,622,000		5,825,798

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
[f]Rivers Pittsburgh Borrower LP / Finance Corp., secured note,
144A, 6.125%, 8/15/21	United States	1,058,000		$1,005,100
				15,146,951

Insurance 0.1%
[f]Ardonagh Midco 3 PLC, senior secured note, 144A, 8.375%,
7/15/23	United Kingdom	475,000	GBP	672,233
Machinery 0.1%
[i]Caterpillar Financial Services Corp., senior note, FRN, 2.315%,
(3-Month USD LIBOR + 0.29%), 9/04/20	United States	450,000		451,610
[f]Titan International Inc., senior secured note, 144A, 6.50%,
11/30/23	United States	483,000		493,868
				945,478

Media 3.7%
[f]American Media Inc., sub. note, 144A, zero cpn., 3/01/22	United States	19,207,513		16,902,611
Clear Channel Worldwide Holdings Inc., B, senior note, 7.625%,
3/15/20	United States	1,095,000		1,097,737
DISH DBS Corp., senior note,
5.875%, 11/15/24	United States	405,000		380,194
7.75%, 7/01/26	United States	250,000		247,188
[f]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%,
3/15/22	United States	3,644,000		3,835,310
The McClatchy Co.,
senior bond, 7.15%, 11/01/27	United States	632,000		688,880
[a]senior bond, 6.875%, 3/15/29	United States	4,917,000		5,212,020
senior secured note, first lien, 9.00%, 12/15/22	United States	200,000		209,500
[f]Meredith Corp., senior note, 144A, 6.875%, 2/01/26	United States	3,984,000		4,118,460
[f,j]Postmedia Network Inc., secured note, second lien, 144A, PIK,
10.25%, 7/15/23	Canada	4,748,613		5,490,584
[f]Telenet Finance Luxembourg Notes Sarl, senior secured bond,
144A, 5.50%, 3/01/28	Belgium	400,000		388,000
Time Warner Cable LLC, senior bond, 4.50%, 9/15/42	United States	240,000		217,573
				38,788,057

Metals & Mining 0.1%
[f]Gerdau Trade Inc., senior bond, 144A, 4.875%, 10/24/27	Brazil	220,000		219,725
[g]Rusal Capital DAC, senior note, Reg S, 5.125%, 2/02/22	Russia	200,000		197,938
Vale Overseas Ltd., senior bond, 6.25%, 8/10/26	Brazil	155,000		175,181
				592,844

Oil, Gas & Consumable Fuels 1.4%
[f]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	625,000		514,844
[f]California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	280,000		222,600
[a]Cheniere Corpus Christi Holdings LLC, senior secured bond,
5.125%, 6/30/27	United States	1,060,000		1,075,900
Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	420,000		424,200
[f]Endeavor Energy Resources LP / EER Finance Inc., senior note,
144A, 5.50%, 1/30/26	United States	279,000		277,605
[k]Enlink Midstream Partners LP, junior sub. note, 6.00% to
12/15/22, FRN thereafter, Perpetual	United States	390,000		371,887

20

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[g,i]EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN,
Reg S, 7.316%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	297,316		$304,005
Halcon Resources Corp., senior note, 6.75%, 2/15/25	United States	221,000		224,315
[f]MEG Energy Corp., senior bond, 144A,
6.375%, 1/30/23	Canada	180,000		155,250
7.00%, 3/31/24	Canada	575,000		493,062
[f]NGPL PipeCo LLC, senior bond, 144A, 7.768%, 12/15/37	United States	80,000		98,400
[f]Par Petroleum LLC / Petroleum Finance Corp., first lien, 144A,
7.75%, 12/15/25	United States	430,000		432,150
Petrobras Global Finance BV,
[f]senior bond, 144A, 5.999%, 1/27/28	Brazil	350,000		345,187
senior bond, 5.625%, 5/20/43	Brazil	380,000		324,809
senior bond, 7.25%, 3/17/44	Brazil	165,000		167,887
senior note, 5.375%, 1/27/21	Brazil	672,000		693,840
senior note, 8.375%, 5/23/21	Brazil	2,532,000		2,840,588
senior note, 6.125%, 1/17/22	Brazil	915,000		965,188
senior note, 6.25%, 3/17/24	Brazil	822,000		858,990
[f]senior note, 144A, 5.299%, 1/27/25	Brazil	223,000		218,819
Petroleos Mexicanos, senior note,
6.375%, 2/04/21	Mexico	770,000		824,670
4.25%, 1/15/25	Mexico	247,000		239,318
6.875%, 8/04/26	Mexico	317,000		348,668
[g,i]FRN, Reg S, 5.186%, (3-Month USD LIBOR + 3.65%), 3/11/22	Mexico	402,000		441,798
[g]Reg S, 5.375%, 3/13/22	Mexico	442,000		462,995
[g]Reg S, 1.875%, 4/21/22	Mexico	237,000	EUR	292,124
[f]Sanchez Energy Corp., first lien, 144A, 7.25%, 2/15/23	United States	360,000		365,058
[f]SRC Energy Inc., senior note, 144A, 6.25%, 12/01/25	United States	105,000		106,575
[f]Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note,
144A, 8.75%, 4/15/23	United States	220,000		212,850
[f]YPF Sociedad Anonima, 144A,
senior bond, 6.95%, 7/21/27	Argentina	220,000		222,134
[i]senior note, FRN, 27.125%, (ARS Badlar + 4.00%), 7/07/20	Argentina	245,000		206,745
				14,732,461

Paper & Forest Products 1.3%
Fibria Overseas Finance Ltd., senior note, 4.00%, 1/14/25	Brazil	200,000		196,815
[f]Mercer International Inc., senior note, 144A, 5.50%, 1/15/26	Canada	273,000		272,318
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	13,394,000		13,862,790
				14,331,923

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance Netherlands III BV, senior bond,
4.10%, 10/01/46	Israel	120,000		88,867
Real Estate Management & Development 0.2%
[f]Hunt Cos. Inc., senior secured note, 144A, 6.25%, 2/15/26	United States	2,006,000		1,968,388
[f]Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%,
12/01/18	United States	127,000		127,660
				2,096,048

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Specialty Retail 0.1%
[a,f]Guitar Center Inc., senior secured note, first lien, 144A, 6.50%,
4/15/19	United States	479,000	$475,408
[i]Lowe's Cos. Inc., senior note, FRN, 2.174%, (3-Month USD
LIBOR + 0.60%), 9/14/18	United States	255,000	255,784
			731,192

Total Corporate Bonds and Notes (Cost $142,580,082)			159,098,617

Corporate Bonds and Notes in Reorganization
(Cost $4,313,888) 0.5%
Independent Power & Renewable Electricity
Producers 0.5%
[h]GenOn Energy Inc.,
senior bond, 7.875%, 6/15/17	United States	1,159,000	999,638
senior note, 9.50%, 10/15/18	United States	2,481,000	2,077,837
senior note, 9.875%, 10/15/20	United States	2,625,000	2,198,437
			5,275,912

iSenior Floating Rate Interests 1.0%
Aerospace & Defense 0.0%†
TransDigm Group Inc.,
4.398%, (1-Month USD LIBOR + 2.75%), 5/14/22	United States	28,885	29,116
4.398%, (3-Month USD LIBOR + 2.75%), 6/09/23	United States	133,980	135,041
4.443%, (3-Month USD LIBOR + 2.75%), 6/09/23	United States	69,895	70,449
4.096%, (3-Month USD LIBOR + 2.50%), 8/22/24	United States	24,875	25,027
			259,633
Auto Components 0.0%†
Tectum Holdings / Truck Hero, Term Loan, 5.642%, (3-Month
USD LIBOR + 4.00%), 4/22/24	United States	216,911	218,674
USS Ultimate Holdings Inc., Term Loan B, 5.323%, (1-Month
USD LIBOR + 3.75%), 8/25/24	United States	14,963	15,112
			233,786

Building Products 0.0%†
NCI Building Systems Inc., Term Loan, 3.648%, (1-Month USD
LIBOR + 2.00%), 2/07/25	United States	40,000	40,130
Ply Gem Holdings Inc., 4.693%, (3-Month USD LIBOR + 3.00%),
2/01/21	United States	22,655	22,804
Quickrete Holdings Inc., Term Loan, 4.398%, (1-Month USD
LIBOR + 2.75%), 11/15/23	United States	274,219	275,685
			338,619

Capital Markets 0.0%†
BCP Raptor LLC, Term Loan B, 6.039%, (1-Month USD LIBOR +
4.25%), 6/24/24	United States	129,350	130,583
Donnelley Financial Solutions Inc., Term Loan, 4.648%, (1-Month
USD LIBOR + 3.00%), 9/29/23	United States	55,857	56,206
			186,789
Chemicals 0.0%†
Axalta Coating Systems Dutch Holding BV, Term Loan B,
3.693%, (3-Month USD LIBOR + 2.00%), 6/01/24	United States	58,967	59,388

22

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

iSenior Floating Rate Interests (continued)
Commercial Services & Supplies 0.1%
Camelot Finance LP, Term Loan, 4.898%, (1-Month USD LIBOR
+ 3.25%), 10/03/23	United States	129,779	$130,845
GFL Environmental, Term Loan B, 4.443%, (3-Month USD LIBOR
+ 2.75%), 9/29/23	Canada	69,125	69,557
Presidio LLC, Term Loan B,
4.398%, (3-Month USD LIBOR + 2.75%), 2/02/24	United States	3,117	3,131
4.446%, (3-Month USD LIBOR + 2.75%), 2/02/24	United States	145,787	146,470
			350,003

Construction & Engineering 0.0%†
Engility Corp., Term Loan B, 4.823%, (1-Month USD LIBOR +
2.25%), 8/14/23	United States	87,826	88,485
Diversified Consumer Services 0.1%
Weight Watchers International Inc., Initial Term Loan,
6.33%, (3-Month USD LIBOR + 4.75%), 11/29/24	United States	84,740	85,560
6.45%, (3-Month USD LIBOR + 4.75%), 11/29/24	United States	365,260	368,793
			454,353

Diversified Financial Services 0.1%
B.C. Unlimited Liability Co., Term Loan B-3,
3.898%, (3-Month USD LIBOR + 2.25%), 2/16/24	United States	169,151	169,591
3.943%, (3-Month USD LIBOR + 2.25%), 2/16/24	United States	108,744	109,027
Cequel/SuddenLink, Term Loan, 3.898%, (1-Month USD LIBOR +
2.25%), 7/28/25	United States	158,666	156,761
Klockner Pentaplast, Term Loan B, 5.943%, (3-Month USD
LIBOR + 4.25%), 6/30/22	United States	239,400	236,707
Ziggo BV, Term Loan E, 4.088%, (1-Month USD LIBOR +
2.50%), 4/15/25	United States	343,079	345,073
			1,017,159

Diversified Telecommunication Services 0.1%
Consolidated Communications Inc., Term Loan B, 4.65%, (1-
Month USD LIBOR + 3.00%), 10/05/23	United States	94,645	93,442
Sprint Communications Inc., Term Loan B, 4.188%, (1-Month
USD LIBOR + 2.50%), 2/02/24	United States	223,313	223,619
Zayo Group LLC, Term Loan B-2, 3.817%, (1-Month USD LIBOR
+ 2.25%), 1/19/24	United States	95,449	95,995
			413,056

Electric Utilities 0.0%†
The AES Corp., Term Loan B, 3.944%, (3-Month USD LIBOR +
2.00%), 5/24/22	United States	291,153	291,790

Electronic Equipment, Instruments & Components 0.1%
Dell International LLC, Term Loan A-2, 3.40%, (1-Month USD
LIBOR + 1.75%), 9/07/21	United States	217,250	217,357
Veritas U.S. Inc., Term Loan B, 6.193%, (3-Month USD LIBOR +
4.50%), 1/27/23	United States	603,032	600,677
			818,034

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

iSenior Floating Rate Interests (continued)

Food & Staples Retailing 0.0%†
ARAMARK Intermediate Holdco Corp., Term Loan B-1, 3.648%,
(1-Month USD LIBOR + 2.00%), 3/11/25	United States	160,000	$161,333
Utz Quality Foods LLC, Term Loan B, 5.096%, (1-Month USD
LIBOR + 3.50%), 11/21/24	United States	105,000	106,203
			267,536

Food Products 0.0%†
JBS USA LLC / Finance Inc., Initial Term Loan, 4.10%, (3-Month
USD LIBOR + 2.50%), 10/30/22	United States	220,000	219,220
Post Holdings Inc., Term Loan B, 3.90%, (1-Month USD LIBOR +
2.25%), 5/24/24	United States	114,425	114,767
			333,987

Health Care Providers & Services 0.1%
Envision Healthcare Corp., Term Loan B, 4.65%, (1-Month USD
LIBOR + 3.00%), 12/01/23	United States	74,250	74,621
Surgery Partners LLC, Term Loan B, 4.90%, (1-Month USD
LIBOR + 3.25%), 9/02/24	United States	294,500	294,960
Team Health Inc., Term Loan B, 4.398%, (1-Month USD LIBOR +
2.75%), 2/06/24	United States	400,905	390,882
			760,463

Health Care Technology 0.0%†
Quintiles IMS Inc., Term Loan B-2, 3.693%, (3-Month USD
LIBOR + 2.00%), 1/17/25	United States	79,800	80,399
Hotels, Restaurants & Leisure 0.0%†
ClubCorp Club Operations Inc., Term Loan B, 4.943%, (3-Month
USD LIBOR + 3.25%), 9/18/24	United States	83,238	83,855
IRB Holdings Corp., Term Loan B, 4.83%, (1-Month USD LIBOR
+ 3.25%), 2/05/25	United States	85,000	85,935
			169,790

Industrial Conglomerates 0.0%†
Duravant LLC, Term Loan B, 4.943%, (3-Month USD LIBOR +
3.25%), 7/19/24	United States	76,402	76,760
Plastipak Holdings Inc., Term Loan B, 4.45%, (3-Month USD
LIBOR + 2.75%), 10/14/24	United States	34,913	35,207
			111,967

Insurance 0.0%†
Hyperion Insurance Group Ltd., Initial Term Loan, 5.188%, (1-
Month USD LIBOR + 3.50%), 12/20/24	United States	97,067	98,110
U.S.I. Inc./NY, Term Loan B, 4.693%, (3-Month USD LIBOR +
3.00%), 5/16/24	United States	245,087	245,240
			343,350

Internet & Direct Marketing Retail 0.0%†
BWay,
Term Loan B, 4.874%, (3-Month USD LIBOR + 3.25%),
4/03/24	United States	600	603
Initial Term Loan, 4.958%, (3-Month USD LIBOR + 3.25%),
4/03/24	United States	238,200	239,441
			240,044

24

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

iSenior Floating Rate Interests (continued)
Internet Software & Services 0.1%
GTT Communications, Term Loan B, 4.938%, (1-Month USD
LIBOR + 3.25%), 1/09/24	United States	52,470	$52,814
McAfee LLC, Term Loan B, 6.148%, (1-Month USD LIBOR +
4.50%), 9/30/24	United States	294,475	296,500
Rackspace Hosting Inc., Term Loan B, first lien,
4.667%, (3-Month USD LIBOR + 3.00%), 11/03/23	United States	212	212
4.787%, (3-Month USD LIBOR + 3.00%), 11/03/23	United States	84,152	84,520
Uber Technologies Inc., Term Loan, 5.648%, (1-Month USD
LIBOR + 4.00%), 7/13/23	United States	296,548	299,051
			733,097

IT Services 0.0%†
First Data Corp., Term Loan B, 3.871%, (1-Month USD LIBOR +
2.25%), 7/08/22	United States	36,496	36,597
Micro Focus, Term Loan B, 4.398%, (1-Month USD LIBOR +
2.75%), 6/21/24	United States	61,071	61,281
NeuStar Inc., Term Loan B, 5.422%, (6-Month USD LIBOR +
3.75%), 8/08/24	United States	109,725	110,114
			207,992

Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 6.193%,
(3-Month USD LIBOR + 4.50%), 11/27/20	United States	15,377	14,467

Media 0.1%
AMC Entertainment Holdings Inc., Term Loan B, 3.838%, (1-
Month USD LIBOR + 2.25%), 12/15/23	United States	24,750	24,843
Cablevision SA, Term Loan B, 3.838%, (1-Month USD LIBOR +
2.25%), 7/17/25	United States	244,123	243,586
CBS Radio Inc., Term Loan B, 4.623%, (US Prime + 1.75%),
11/18/24	United States	79,994	80,582
Meredith Corp., Term Loan, 4.658%, (3-Month USD LIBOR +
3.00%), 1/31/25	United States	85,000	85,584
[l]RCN Corp., Term Loan B, 4.574%, (1-Month USD LIBOR +
3.00%), 2/01/24	United States	57,301	57,285
UPC Financing Partnership, Term Loan, 4.088%, (1-Month USD
LIBOR + 2.50%), 1/15/26	United States	115,789	115,910
			607,790

Metals & Mining 0.0%†
Atkore International Inc., Term Loan, first lien, 4.45%, (3-Month
USD LIBOR + 2.75%), 12/22/23	United States	29,000	29,217
Graftech International Ltd., Initial Term Loan, 5.081%, (3-Month
USD LIBOR + 3.50%), 2/12/25	United States	131,000	131,164
			160,381

Oil, Gas & Consumable Fuels 0.0%†
California Resources Corp., Initial Term Loan, 6.34%, (1-Month
USD LIBOR + 4.75%), 12/31/22	United States	123,000	125,537

Semiconductors & Semiconductor Equipment 0.0%†
Cavium Inc., Term Loan B-1, 3.898%, (1-Month USD LIBOR +
2.25%), 8/16/22	United States	65,270	65,719

25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

iSenior Floating Rate Interests (continued)
Software 0.0%†
Change Healthcare Holdings Inc., Term Loan, 4.398%, (1-Month
USD LIBOR + 2.75%), 3/01/24	United States	158,619		$159,093
Misys PLC, Term Loan, 5.484%, (3-Month USD LIBOR + 3.50%),
6/13/24	United States	149,625		149,739
				308,832

Specialty Retail 0.1%
Bass Pro Group LLC, Term Loan B, 6.648%, (1-Month USD
LIBOR + 5.00%), 9/25/24	United States	244,388		244,815
Belron Finance US LLC, Term Loan B, 4.294%, (3-Month USD
LIBOR + 2.50%), 11/07/24	United States	50,000		50,344
Harbor Freight Tools USA Inc., Initial Term Loan, 4.148%, (1-
Month USD LIBOR + 2.50%), 8/18/23	United States	116,791		117,238
Serta Simmons Holdings LLC, Initial Term Loan,
5.195%, (3-Month USD LIBOR + 3.50%), 11/08/23	United States	127,249		123,352
5.291%, (3-Month USD LIBOR + 3.50%), 11/08/23	United States	35,396		34,312
9.579%, (1-Month USD LIBOR + 8.00%), 11/08/24	United States	189,608		173,333
				743,394

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands Inc., Term Loan B, 3.338%, (1-Month USD LIBOR
+ 1.75%), 12/16/24	United States	85,000		85,690
Trading Companies & Distributors 0.0%†
HD Supply Inc., Term Loan B, 4.193%, (3-Month USD LIBOR +
2.50%), 10/17/23	United States	143,553		144,719

Wireless Telecommunication Services 0.1%
Unitymedia Hessen GmbH & Co. KG, Term Loan, 3.838%, (1-
Month USD LIBOR + 2.25%), 9/30/25	United States	301,134		301,241
Virgin Media Talk, Term Loan I, 4.088%, (1-Month USD LIBOR +
2.50%), 1/15/26	United States	210,000		210,957
				512,198

Total Senior Floating Rate Interests (Cost $10,476,543)				10,528,447

Foreign Government and Agency Securities 3.2%
Government of Argentina,
3.75%, 2/08/19	Argentina	35,979,000	ARS	1,830,103
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	2,313,071	EUR	1,945,095
7.82%, 12/31/33	Argentina	1,011,436	EUR	1,382,052
[i]senior note, FRN, 27.852%, (ARPP7DRR), 6/21/20	Argentina	2,275,000	ARS	123,300
[g]senior note, Reg S, 3.875%, 1/15/22	Argentina	1,171,000	EUR	1,469,197
senior note, 5.625%, 1/26/22	Argentina	527,000		538,067
senior note, 4.625%, 1/11/23	Argentina	719,000		690,427
senior note, 5.875%, 1/11/28	Argentina	657,000		615,198
[g]Government of Belarus International Bond, senior bond, Reg S,
6.20%, 2/28/30	Belarus	200,000		201,140
[g]Government of Ecuador, senior note, Reg S,
10.75%, 3/28/22	Ecuador	316,000		357,870
8.75%, 6/02/23	Ecuador	200,000		213,500
[g]Government of Iraq, senior note, Reg S, 6.752%, 3/09/23	Iraq	418,000		429,572

26

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Mexico, senior bond, 5.75%, 3/05/26	Mexico 10,000,000[m]		MXN	$471,872
[g]Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	945,000		973,350
[g]Government of Peru, senior bond, Reg S,
8.20%, 8/12/26	Peru	2,236,000	PEN	854,558
6.95%, 8/12/31	Peru	2,660,000	PEN	955,843
Government of Poland, 2.50%, 7/25/27	Poland	10,952,000	PLN	3,005,281
Government of Russia,
7.75%, 9/16/26	Russia	68,640,000	RUB	1,290,132
8.50%, 9/17/31	Russia 192,421,000		RUB	3,828,383
[g]senior note, Reg S, 5.00%, 4/29/20	Russia	1,000,000		1,041,559
Government of South Africa,
5.50%, 3/09/20	South Africa	623,000		647,827
8.75%, 2/28/48	South Africa	50,389,573	ZAR	4,134,989
R186, 10.50%, 12/21/26	South Africa	4,506,000	ZAR	438,383
senior bond, 8.75%, 1/31/44	South Africa	24,725,000	ZAR	2,027,761
Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	1,413,000		1,504,873
[g]National Highways Authority of India, senior note, Reg S, 7.30%,
5/18/22	India	50,000,000	INR	767,588
Province of Buenos Aires,
[i]FRN, 25.361%, (ARS Badlar + 3.83%), 5/31/22	Argentina	18,295,000	ARS	929,353
[f]senior bond, 144A, 7.875%, 6/15/27	Argentina	240,000		250,106
[f]senior note, 144A, 5.75%, 6/15/19	Argentina	250,000		255,875
[f]senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		189,431
[g]ZAR Sovereign Capital Fund Property Ltd., senior note, Reg S,
3.903%, 6/24/20	South Africa	573,000		579,327
Total Foreign Government and Agency Securities
(Cost $32,027,433)				33,942,012

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 2.4%
Airlines 0.1%
Latam Airlines Class B Pass Through Trust, 2015-1, secured
note, 4.50%, 8/15/25	Chile	640,731		639,129
Banks 0.0%†
[f,n]Banco Hipotecario SA, senior note, 144A, FRN,
23.708%, (ARS Badlar + 2.50%), 1/12/20	Argentina	3,890,000	ARS	188,487
26.771%, (ARS Badlar + 4.00%), 11/07/22	Argentina	3,160,000	ARS	158,067
				346,554

Consumer Finance 0.2%
American Express Credit Account Master Trust,
2017-6, A, 2.04%, 5/15/23	United States	415,000		408,157
[n]2017-8, A, FRN, 1.68%, (1-Month USD LIBOR + 0.12%),
5/16/22	United States	210,000		210,154
Bank of America Credit Card Trust,
[n]2014-A1, A, FRN, 1.94%, (1-Month USD LIBOR + 0.38%),
6/15/21	United States	100,000		100,244
2018-A1, A1, 2.70%, 7/17/23	United States	440,000		439,643
[n]Chase Issuance Trust, 2014-A5, A5, FRN, 1.929%, (1-Month
USD LIBOR + 0.37%), 4/15/21	United States	120,000		120,397
Citibank Credit Card Issuance Trust,
2017-A8, A8, 1.86%, 8/08/22	United States	425,000		416,503

27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Consumer Finance (continued)
Citibank Credit Card Issuance Trust, (continued)
2018-A1, A1, 2.49%, 1/20/23	United States	445,000	$441,973
[n]World Financial Network Credit Card Master Trust, 2015-A, A,
FRN, 2.04%, (1-Month USD LIBOR + 0.48%), 2/15/22	United States	120,000	120,057
			2,257,128

Diversified Financial Services 1.1%
[f]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	273,702	264,776
Ally Auto Receivables Trust, 2016-3, A3, 1.44%, 8/17/20	United States	144,022	143,396
[f]Ascentium Equipment Receivables Trust, 2017-2A, C, 144A,
2.87%, 8/10/22	United States	25,000	24,631
[f]Bayview Opportunity Master Fund IIIA Trust, 144A,
2017-RN7, A1, 3.105%, 9/28/32	United States	56,175	56,033
2017-RN8, A1, 3.352%, 11/28/32	United States	147,991	147,172
[f,o]Bayview Opportunity Master Fund IIIB Trust, 2017-RN2, A1,
144A, FRN, 3.475%, 4/28/32	United States	27,752	27,802
[f]Bayview Opportunity Master Fund IV Trust, 2018-RN2, A1, 144A,
3.598%, 2/25/33	United States	130,000	130,000
[f]Bayview Opportunity Master Fund IVB Trust, 2017-NPL2, A1,
144A, 2.981%, 10/28/32	United States	97,973	97,903
[f]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A,
144A, 4.213%, 12/16/41	United States	237,734	242,515
[n]CarMax Auto Owner Trust, 2017-4, A2B, FRN, 1.69%, (1-Month
USD LIBOR + 0.13%), 4/15/21	United States	250,000	250,078
[f,n]Chesapeake Funding II LLC, 2017-4A, A2, 144A, FRN, 1.90%,
(1-Month USD LIBOR + 0.34%), 11/15/29	United States	185,000	185,577
[f]Cig Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	38,486	38,313
[f]CLI Funding V LLC, 2014-2A, A, 144A, 3.38%, 10/18/29	United States	65,320	64,699
[f]Club Credit Trust, 2017-P1, A, 144A, 2.42%, 9/15/23	United States	73,460	73,353
[f]Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	243,163	250,604
[f]CPS Auto Receivables Trust, 144A,
2014-B, D, 4.62%, 5/15/20	United States	110,000	110,600
2016-B, E, 8.14%, 5/15/23	United States	500,000	530,289
Drive Auto Receivables Trust, 2018-1, D, 3.81%, 5/15/24	United States	220,000	219,814
[f]DT Auto Owner Trust, 144A,
2014-3A, D, 4.47%, 11/15/21	United States	45,268	45,660
2016-1A, D, 4.66%, 12/15/22	United States	180,000	182,942
2016-2A, D, 5.43%, 11/15/22	United States	240,000	246,171
[n]Fifth Third Auto Trust, 2017-1, A2B, FRN, 1.71%, (1-Month USD
LIBOR + 0.15%), 4/15/20	United States	125,000	125,061
[f]First Investors Auto Owner Trust, 2016-1A, D, 144A, 4.70%,
4/18/22	United States	110,000	111,559
[f]Five Guys Funding LLC, 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	74,813	75,885
Ford Credit Auto Owner Trust,
[f]2014-2, A, 144A, 2.31%, 4/15/26	United States	100,000	99,530
2014-C, A3, 1.06%, 5/15/19	United States	953	953
2015-A, A3, 1.28%, 9/15/19	United States	12,631	12,618
[n]2017-C, A2B, FRN, 1.68%, (1-Month USD LIBOR + 0.12%),
9/15/20	United States	480,000	480,779
[f]GCAT LLC, 144A,
2017-2, A1, 3.50%, 4/25/47	United States	104,762	104,467
2017-3, A1, 3.352%, 4/25/47	United States	54,995	54,896

28

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[f]GCAT LLC, 144A, (continued)
2017-5, A1, 3.228%, 7/25/47	United States	36,554	$36,495
[n]GM Financial Consumer Automobile Receivables Trust, 2018-1,
A2B, FRN, 1.755%, (1-Month USD LIBOR + 0.09%), 1/19/21	United States	605,000	605,114
[f]Hertz Vehicle Financing II LP, 2017-2A, A, 144A, 3.29%, 10/25/23	United States	100,000	99,112
Honda Auto Receivables Owner Trust,
2015-3, A3, 1.27%, 4/18/19	United States	26,102	26,068
2017-3, A3, 1.79%, 9/20/21	United States	115,000	113,355
2018-1, A3, 2.64%, 2/15/22	United States	395,000	394,949
[f]Merlin Aviation Holdings DAC, 2016-1, A, 144A, 4.50%, 12/15/32	United States	177,500	179,048
[f,n]NextGear Floorplan Master Owner Trust, 2017-1A, A1, 144A,
FRN, 2.41%, (1-Month USD LIBOR + 0.85%), 4/18/22	United States	240,000	242,901
[n]Nissan Auto Lease Trust, 2017-B, A2B, FRN, 1.77%, (1-Month
USD LIBOR + 0.21%), 12/16/19	United States	310,000	310,146
Nissan Auto Receivables Owner Trust,
2016-C, A3, 1.18%, 1/15/21	United States	85,000	83,957
[n]2017-C, A2B, FRN, 1.63%, (1-Month USD LIBOR + 0.07%),
10/15/20	United States	390,000	389,836
2018-A, A3, 2.65%, 5/16/22	United States	250,000	249,971
[f]OneMain Financial Issuance Trust, 144A,
2015-1A, A, 3.19%, 3/18/26	United States	132,013	132,673
2015-2A, D, 5.64%, 7/18/25	United States	285,000	287,587
2015-3A, B, 4.16%, 11/20/28	United States	155,000	157,034
2016-2A, B, 5.94%, 3/20/28	United States	335,000	339,182
[f,n]Santander Retail Auto Lease Trust, 2017-A, A2B, 144A, FRN,
1.831%, (1-Month USD LIBOR + 0.27%), 3/20/20	United States	470,000	470,100
[f]Shenton Aircraft Investment I Ltd., 2015-1A, A, 144A, 4.75%,
10/15/42	United States	264,219	271,924
[f]Sierra Timeshare Receivables Funding LLC, 2013-3A, A, 144A,
2.20%, 10/20/30	United States	24,254	24,201
[n]SLM Private Credit Student Loan Trust, FRN,
2003-A, A3, 4.01%, (28-Day T-Bill), 6/15/32	United States	65,000	65,023
2003-B, A3, 4.04%, (28-Day T-Bill), 3/15/33	United States	300,000	297,748
[f,n]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN,
2.31%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	100,000	100,643
[f]Sofi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%,
1/26/38	United States	142,387	140,029
[f]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	Cayman Islands	248,400	248,235
[f]TAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	57,500	56,698
[f]Thunderbolt Aircraft Lease Ltd., 2017-A, B, 144A, 5.75%, 5/17/32	United States	236,607	239,059
Toyota Auto Receivables Owner Trust,
2016-C, A3, 1.14%, 8/17/20	United States	70,000	69,383
[n]2017-D, A2B, FRN, 1.61%, (1-Month USD LIBOR + 0.05%),
8/17/20	United States	430,000	430,004
[f,n]Verizon Owner Trust, 2017-3A, A1B, 144A, FRN, 1.831%, (1-
Month USD LIBOR + 0.27%), 4/20/22	United States	165,000	165,552
[f]Veros Automobile Receivables Trust, 2017-1, A, 144A, 2.84%,
4/17/23	United States	80,384	80,171
[f]VOLT LIV LLC,
2017-NPL1, A1, 144A, 3.50%, 2/25/47	United States	44,671	44,750
2017-NPL1, A2, 144A, 5.875%, 2/25/47	United States	100,000	100,374
[f]VOLT LV LLC, 2017-NPL2, A1, 144A, 3.50%, 3/25/47	United States	73,738	73,814

29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[f]VOLT LVI LLC, 2017-NPL3, A2, 144A, 5.875%, 3/25/47	United States	220,000	$220,796
[f]VOLT LXI LLC, 2017-NPL8, A1, 144A, 3.125%, 6/25/47	United States	66,954	66,883
[f]VOLT LXIII LLC, 2017-NP10, A1, 144A, 3.00%, 10/25/47	United States	100,000	99,456
[f]VOLT XL LLC, 2015-NP14, A2, 144A, 4.875%, 11/27/45	United States	140,000	139,766
[f]Westlake Automobile Receivables Trust, 2018-1A, D, 144A,
3.41%, 5/15/23	United States	60,000	59,949
			11,510,062

Equity Real Estate Investment Trusts (REITs) 0.2%
[f]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	278,224
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	112,608
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	226,859
[f]Colony American Finance Ltd., 2015-1, D, 144A, 5.649%,
10/15/47	United States	115,000	119,482
[f,n]Colony American Homes, 144A, FRN,
2015-1A, D, 3.704%, (1-Month USD LIBOR + 2.15%), 7/17/32	United States	245,000	245,264
2015-1A, E, 4.554%, (1-Month USD LIBOR + 3.00%), 7/17/32	United States	100,000	100,492
2015-1A, F, 5.204%, (1-Month USD LIBOR + 3.65%), 7/17/32	United States	100,000	100,548
[f]Diamond Resorts Owner Trust, 2017-1A, C, 144A, 6.07%,
10/22/29	United States	82,427	80,987
[f,n]Invitation Homes Trust, 144A, FRN,
2015-SFR1, E, 5.759%, (1-Month USD LIBOR + 4.20%),
3/17/32	United States	205,000	206,542
2015-SFR3, E, 5.309%, (1-Month USD LIBOR + 3.75%),
8/17/32	United States	110,000	111,135
[f]Oak Hill Advisors Residential Loan Trust, 144A,
2017-NPL2, A1, 3.00%, 7/25/57	United States	158,159	157,575
2017-NPL2, A2, 4.875%, 7/25/57	United States	235,000	233,450
			1,973,166

Mortgage Real Estate Investment Trusts (REITs) 0.8%
[f]Ajax Mortgage Loan Trust, 144A,
2016-B, A, 4.00%, 9/25/65	United States	146,071	146,290
2016-C, A, 4.00%, 10/25/57	United States	130,395	131,025
[o]2017-B, A, FRN, 3.163%, 9/25/56	United States	137,194	135,651
[n]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN,
1.841%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	291,377	281,529
[o]ARM Trust, 2005-1, 3A1, FRN, 3.435%, 5/25/35	United States	93,194	94,474
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%,
10/25/33	United States	8,533	8,734
Banc of America Funding Trust,
2005-5, 1A1, 5.50%, 9/25/35	United States	12,992	13,689
2007-4, 5A1, 5.50%, 11/25/34	United States	153,623	157,453
[o]Banc of America Mortgage Trust, FRN,
2005-A, 2A1, 3.552%, 2/25/35	United States	8,651	8,628
2005-I, 4A1, 3.388%, 10/25/35	United States	108,752	107,196
BCAP LLC Trust, 2007-AA2, 22A1, 6.00%, 3/25/22	United States	141,063	140,837
[f,o]CAM Mortgage Trust, 2016-1, M, 144A, FRN, 5.00%, 1/15/56	United States	110,677	109,581

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[f,o]CCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A,
FRN, 5.488%, 4/10/29	United States	100,000		$99,220
[o]Citigroup Mortgage Loan Trust, FRN,
2005-3, 2A3, 3.478%, 8/25/35	United States	74,099		74,165
[f]2009-10, 6A2, 144A, 3.75%, 9/25/34	United States	43,863		42,604
[f,n]Communication Mortgage Trust, 2016-SAVA, C, 144A, FRN,
4.554%, (1-Month USD LIBOR + 3.00%), 10/15/34	United States	155,000		155,631
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	59,150		60,925
2003-9T1, A7, 5.50%, 7/25/33	United States	17,517		17,882
2004-16CB, 1A1, 5.50%, 7/25/34	United States	40,390		41,667
2004-16CB, 3A1, 5.50%, 8/25/34	United States	41,590		42,823
2004-28CB, 5A1, 5.75%, 1/25/35	United States	7,386		7,412
2004-J10, 2CB1, 6.00%, 9/25/34	United States	98,231		102,248
2004-J3, 1A1, 5.50%, 4/25/34	United States	38,431		39,123
2005-J1, 2A1, 5.50%, 2/25/25	United States	7,262		7,401
[o]Countrywide Home Loans Mortgage Pass-Through Trust, FRN,
2004-12, 8A1, 3.74%, 8/25/34	United States	10,567		10,436
2004-HYB4, 2A1, 3.57%, 9/20/34	United States	88,530		86,584
Credit Suisse First Boston Mortgage Securities Corp.,
2003-27, 4A4, 5.75%, 11/25/33	United States	24,532		25,423
[o]2003-AR26, 7A1, FRN, 3.538%, 11/25/33	United States	7,045		7,116
[o]2003-AR28, 4A1, FRN, 3.613%, 12/25/33	United States	4,665		4,700
[f]CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	300,000		268,224
[n]Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4,
7AR1, FRN, 1.911%, (1-Month USD LIBOR + 0.35%), 6/25/34	United States	74,933		73,100
[n]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 1.888%, (1-
Month USD LIBOR + 0.33%), 9/19/45	United States	53,785		44,351
[g,n]Dukinfield PLC, 2016-2, A, FRN, Reg S, 1.787%, (3-Month GBP
LIBOR + 1.25%), 12/20/52	United Kingdom	206,044	GBP	287,385
[g,n]Eurosail-UK PLC, 2007-2X, A3C, FRN, Reg S, 0.67%, (3-Month
GBP LIBOR + 0.15%), 3/13/45	United Kingdom	59,522	GBP	80,345
[n]FHLMC Structured Agency Credit Risk Debt Notes, FRN,
2015-DNA1, M2, 3.411%, (1-Month USD LIBOR + 1.85%),
10/25/27	United States	250,000		255,408
2015-DNA1, M3, 4.861%, (1-Month USD LIBOR + 3.30%),
10/25/27	United States	250,000		280,160
[o]GMACM Mortgage Loan Trust, FRN,
2005-AR1, 3A, 3.974%, 3/18/35	United States	102,223		103,157
2005-AR4, 3A1, 3.968%, 7/19/35	United States	148,038		143,500
[f,n]GP Portfolio Trust, 2014-GPP, A, 144A, FRN, 2.76%, (1-Month
USD LIBOR + 1.20%), 2/15/27	United States	35,155		35,171
[o]GS Mortgage Securities Trust, 2007-GG10, AM, FRN, 5.785%,
8/10/45	United States	89,841		91,728
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	11,088		11,128
[o]2005-AR6, 4A5, FRN, 3.525%, 9/25/35	United States	113,907		115,116
[n]Harborview Mortgage Loan Trust, FRN,
2003-2, 1A, 2.298%, (1-Month USD LIBOR + 0.74%), 10/19/33	United States	80,890		79,057

31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*		Value

	Asset-Backed Securities and Commercial Mortgage-Backed
	Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
	[n]Harborview Mortgage Loan Trust, FRN, (continued)
	2004-11, 2A2A, 2.198%, (1-Month USD LIBOR + 0.64%),
	1/19/35	United States	126,091		$116,778
	2004-2, 1A1, 2.078%, (1-Month USD LIBOR + 0.52%), 6/19/34	United States	119,785		118,163
	IndyMac Index Mortgage Loan Trust, FRN,
	[n]2004-AR12, A1, 2.341%, (1-Month USD LIBOR + 0.78%),
	12/25/34	United States	207,805		192,662
	[o]2004-AR6, 4A, 3.684%, 10/25/34	United States	232,890		238,204
	[n]2004-AR7, A5, 2.781%, (1-Month USD LIBOR + 1.22%),
	9/25/34	United States	66,755		61,181
	[o]2005-AR11, A3, 3.422%, 8/25/35	United States	72,750		66,365
	[n]2006-AR2, 2A1, 1.771%, (1-Month USD LIBOR + 0.21%),
	2/25/46	United States	308,965		264,802
	JP Morgan Chase Commercial Mortgage Securities Trust, FRN,
	[o]2007-LDPX, AM, 5.464%, 1/15/49	United States	16,692		16,765
	[f,n]2015-SGP, D, 144A, 6.06%, (1-Month USD LIBOR + 4.50%),
	7/15/36	United States	180,000		181,459
	JP Morgan Mortgage Trust,
	[o]2003-A2, 3A1, FRN, 3.104%, 11/25/33	United States	10,695		10,820
	2004-S1, 2A1, 6.00%, 9/25/34	United States	131,164		132,820
	[o]2005-A1, 6T1, FRN, 3.676%, 2/25/35	United States	17,707		17,595
	[o]2005-A3, 4A1, FRN, 3.683%, 6/25/35	United States	6,601		6,696
	[o]2006-A1, 1A2, FRN, 3.643%, 2/25/36	United States	74,448		69,575
	[o]2007-A1, 4A2, FRN, 3.739%, 7/25/35	United States	6,133		6,336
	[n]Lehman XS Trust, 2006-2N, 1A1, FRN, 1.821%, (1-Month USD
	LIBOR + 0.26%), 2/25/46	United States	60,419		53,720
	[g,n]Ludgate Funding PLC, FRN, Reg S,
	2007-1, A2B, 0.695%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	34,759	EUR	41,262
	2008-W1X, A1, 1.119%, (3-Month GBP LIBOR + 0.60%),
	1/01/61	United Kingdom	159,496	GBP	215,885
	[o]MASTR Adjustable Rate Mortgages Trust, 2004-7, 3A1, FRN,
	3.306%, 7/25/34	United States	38,297		37,640
	MASTR Alternative Loan Trust,
	2004-2, 8A4, 5.50%, 3/25/34	United States	210,684		215,211
	2004-8, 2A1, 6.00%, 9/25/34	United States	78,016		83,460
	[o]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN,
	3.189%, 5/25/36	United States	8,969		9,075
	[f,o]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.483%,
	6/15/44	United States	150,000		141,483
	[g,n]Newgate Funding PLC, 2007-3X, A2B, FRN, Reg S, 0.271%, (3-
	Month EURIBOR + 0.60%), 12/15/50	United Kingdom	73,827	EUR	89,402
	[f]PRPM LLC, 144A,
	2017-2A, A1, 3.47%, 9/25/22	United States	276,588		274,754
	2017-2A, A2, 5.00%, 9/25/22	United States	100,000		97,022
	[f,o]PRPM LLC, 2017-3A, A1, 144A, FRN, 3.47%, 11/25/22	United States	112,230		111,353
	[n]Rali Trust, 2006-QO4, 2A1, FRN, 1.751%, (1-Month USD LIBOR
+	0.19%), 4/25/46	United States	83,835		79,676
	[f]RCO Mortgage LLC, 2017-1, A1, 144A, 3.375%, 8/25/22	United States	188,721		188,337
	Residential Asset Securitization Trust, 2003-A9, A2, 4.00%,
	8/25/33	United States	116,367		116,823

	32

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[o]RFMSI Trust, FRN,
2005-SA1, 1A1, 4.293%, 3/25/35		United States	124,195		$98,145
2006-SA2, 3A1, 4.643%, 8/25/36		United States	167,072		157,031
[g,n]RMAC Securities PLC, FRN, Reg S,
2005-NS3X, A2C, 0.034%, (3-Month EURIBOR + 0.36%),
6/12/43		United Kingdom	20,468	EUR	25,010
2006-NS1X, A2C, 0.241%, (3-Month EURIBOR + 0.15%),
6/12/44		United Kingdom	48,224	EUR	57,875
[f,n]SCG Trust, 144A, FRN,
2013-SRP1, A, 3.21%, (1-Month USD LIBOR + 1.65%),
11/15/26		United States	100,000		100,020
2013-SRP1, B, 4.309%, (1-Month USD LIBOR + 2.50%),
11/15/26		United States	100,000		99,149
2013-SRP1, C, 5.06%, (1-Month USD LIBOR + 3.25%),
11/15/26		United States	100,000		98,767
2013-SRP1, D, 5.153%, (1-Month USD LIBOR + 3.34%),
11/15/26		United States	245,000		240,157
Structured ARM Loan Trust, FRN,
[o]2004-12, 7A3, 3.712%, 9/25/34		United States	22,182		22,572
[o]2004-6, 1A, 3.365%, 6/25/34		United States	14,087		13,942
[n]2005-14, A1, 1.871%, (1-Month USD LIBOR + 0.31%), 7/25/35		United States	312,060		251,763
Structured Asset Securities Corp. Trust, 2005-1, 7A7, 5.50%,
2/25/35		United States	14,599		14,852
[g,n]Towd Point Mortgage Funding PLC, 2016-GR1X, B, FRN, Reg S,
1.923%, (3-Month GBP LIBOR + 1.40%), 7/20/46		United Kingdom	100,000	GBP	139,190
[o]Wells Fargo Bank, N.A., Adjustable Rate Mortgage Trust, 2004-4,
3A1, FRN, 3.539%, 3/25/35		United States	38,594		37,980
Wells Fargo Mortgage Backed Securities Trust,
[o]2003-M, A1, FRN, 3.72%, 12/25/33		United States	22,891		23,175
[o]2004-I, 2A1, FRN, 3.463%, 7/25/34		United States	130,789		133,142
[o]2004-O, A1, FRN, 3.556%, 8/25/34		United States	9,226		9,507
2005-16, A18, 6.00%, 1/25/36		United States	4,356		4,408
[o]2005-AR10, 2A4, FRN, 3.566%, 6/25/35		United States	13,536		13,941
[o]2005-AR12, 2A5, FRN, 3.593%, 6/25/35		United States	39,347		40,283
[f,o]WFRBS Commercial Mortgage Trust, 2012-C6, D, 144A, FRN,
5.58%, 4/15/45		United States	150,000		146,335
[f,o]WFRBS Commercial Mortgage Trust, 2012-C7, E, 144A, FRN,
4.825%, 6/15/45		United States	55,000		44,643
					9,055,488
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $25,298,150)					25,781,527

		Number of	Notional
	Country	Contracts	Amount*

Options Purchased 0.2%
Calls – Exchange-Traded 0.0%†
Advanced Micro Devices Inc., March Strike Price $14.00, Expires
3/16/18	United States	55	5,500		275
AT&T Inc., July Strike Price $38.00, Expires 7/20/18	United States	226	22,600		27,120

33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*	Value

Options Purchased (continued)
Calls – Exchange-Traded (continued)
Bunge Ltd., April Strike Price $75.00, Expires 4/20/18	United States	52	5,200	$26,000
Cemex SAB de CV, ADR, March Strike Price $9.00, Expires
3/16/18	Mexico	111	11,100	222
Colony NorthStar Inc., April Strike Price $9.00, Expires 4/20/18	United States	120	12,000	2,400
DISH Network Corp., March Strike Price $47.50, Expires 3/16/18 United States		14	1,400	350
DISH Network Corp., June Strike Price $50.00, Expires 6/15/18	United States	221	22,100	32,045
DISH Network Corp., June Strike Price $55.00, Expires 6/15/18	United States	1,372	137,200	109,760
DowDuPont Inc., March Strike Price $80.00, Expires 3/16/18	United States	131	13,100	524
GGP Inc., April Strike Price $23.00, Expires 4/20/18	United States	25	2,500	750
The Home Depot Inc., May Strike Price $195.00, Expires 5/18/18 United States		20	2,000	6,400
Johnson Controls International PLC, April Strike Price $41.00,
Expires 4/20/18	United States	256	25,600	4,608
QUALCOMM Inc., June Strike Price $70.00, Expires 6/15/18	United States	25	2,500	6,500
S&P 500 Index, April Strike Price $2,950.00, Expires 4/20/18	United States	52	5,200	8,840
S&P 500 Index, June Strike Price $3,000.00, Expires 6/15/18	United States	13	1,300	5,460
S&P 500 Index, September Strike Price $3,200.00, Expires
9/21/18	United States	152	15,200	46,740
Telecom Italia SpA, June Strike Price 0.70 EUR, Expires 6/15/18 Italy		1,121	1,121,000	96,965
Telecom Italia SpA, June Strike Price 0.76 EUR, Expires 6/15/18 Italy		524	524,000	25,571
Telecom Italia SpA, September Strike Price 0.76 EUR, Expires
9/21/18	Italy	604	604,000	42,592
thyssenkrupp AG, March Strike Price 25.00 EUR, Expires 3/16/18 Germany		175	17,500	213
thyssenkrupp AG, March Strike Price 27.00 EUR, Expires 3/16/18 Germany		160	16,000	195
thyssenkrupp AG, June Strike Price 25.00 EUR, Expires 6/15/18 Germany		1,130	113,000	51,008
Time Warner Inc., July Strike Price $95.00, Expires 7/20/18	United States	479	47,900	201,180
Time Warner Inc., August Strike Price $95.00, Expires 8/17/18	United States	235	23,500	118,675
Trinity Industries Inc., April Strike Price $38.00, Expires 4/20/18	United States	303	30,300	3,030
Trinity Industries Inc., July Strike Price $33.00, Expires 7/20/18	United States	51	5,100	11,857
Twenty-First Century Fox Inc., A, April Strike Price $35.00,
Expires 4/20/18	United States	650	65,000	162,500
Utilities Select Sector SPDR Fund, March Strike Price $52.00,
Expires 3/16/18	United States	129	12,900	774
Vivendi SA, September Strike Price 23.00 EUR, Expires 9/21/18 France		654	65,400	72,607
				1,065,161
Calls - Over-the-Counter 0.0%†
Currency Options 0.0%†
USD/PHP, Counterparty BOFA, May Strike Price 50.95 PHP,
Expires 5/18/18	United States	1	2,950,000	94,788
Puts – Exchange-Traded 0.2%
Altaba Inc., March Strike Price $72.50, Expires 3/16/18	United States	73	7,300	6,862
Apollo Commercial Real Estate Finance Inc., March Strike Price
$17.50, Expires 3/16/18	United States	79	7,900	1,580
CAC 40 Index, June Strike Price 5,200.00 EUR, Expires 6/15/18 France		39	390	82,038
Deutsche Boerse AG German Stock Index DAX, March Strike
Price 11,500.00 EUR, Expires 3/16/18	Germany	50	250	8,144
EURO STOXX 50 Price EUR, March Strike Price 3,250.00 EUR,
Expires 3/16/18	Germany	197	1,970	21,871
EURO STOXX Banks Price EUR, April Strike Price 130.00 EUR,
Expires 4/20/18	Germany	209	10,450	33,785
FTSE MIB Index, March Strike Price 21,500.00 EUR, Expires
3/16/18	Italy	99	198	37,442

34

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*		Value

Options Purchased (continued)
Puts – Exchange-Traded (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc., March
Strike Price $20.00, Expires 3/16/18	United States	52	5,200		$11,830
Innoviva Inc., March Strike Price $10.00, Expires 3/16/18	United States	57	5,700		285
iShares iBoxx High Yield Corporate Bond ETF, March Strike Price
$85.00, Expires 3/16/18	United States	85	8,500		2,635
iShares iBoxx High Yield Corporate Bond ETF, April Strike Price
$84.00, Expires 4/20/18	United States	279	27,900		17,856
iShares Russell 2000 ETF, March Strike Price $157.00, Expires
3/16/18	United States	22	2,200		14,652
Jazz Pharmaceuticals PLC, June Strike Price $100.00, Expires
6/15/18	United States	17	1,700		3,443
Pattern Energy Group Inc., March Strike Price $17.50, Expires
3/16/18	United States	106	10,600		1,590
PowerShares QQQ Series 1 Trust, May Strike Price $168.00,
Expires 5/18/18	United States	24	2,400		15,408
Redwood Trust Inc., April Strike Price $12.50, Expires 4/20/18	United States	150	15,000		3,375
S&P 500 Index, March Strike Price $2,550.00, Expires 3/16/18	United States	369	36,900		236,160
S&P 500 Index, March Strike Price $2,600.00, Expires 3/16/18	United States	27	2,700		25,650
S&P 500 Index, March Strike Price $2,575.00, Expires 3/29/18	United States	35	3,500		55,300
S&P 500 Index, March Strike Price $2,600.00, Expires 3/29/18	United States	35	3,500		63,000
SPDR S&P 500 ETF Trust, March Strike Price $265.00, Expires
3/16/18	United States	76	7,600		13,452
STOXX Europe 600 Telecommunications Price EUR, April Strike
Price 250.00 EUR, Expires 4/20/18	Germany	247	12,350		37,668
Tesla Inc., March Strike Price $250.00, Expires 3/16/18	United States	17	1,700		238
U.S. Treasury 10 Yr. Note, March Strike Price $120.00, Expires
3/23/18	United States	321	321,000		170,531
Wright Medical Group NV, March Strike Price $17.50, Expires
3/16/18	United States	17	1,700		765
					865,560
Puts- Over-the-Counter 0.0%†
Currency Options 0.0%†
EUR/GBP, Counterparty DBAB, January Strike Price 0.90 EUR,
Expires 1/14/19	United Kingdom	1	837,000	EUR	30,616
Total Options Purchased (Cost $3,279,132)					2,056,125

	Total Investments before Short Term Investments
(Cost $636,399,901)					746,519,130

		Country	Shares

Short Term Investments 20.2%

Money Market Funds 16.2%
[p,q]Dreyfus Government Cash Management, Institutional Shares, 1.26%		United States	24,553,546		24,553,546
[p]Fidelity Investments Money Market Funds, 1.26%		United States	147,102,119		147,102,119
Total Money Market Funds (Cost $171,655,665)					171,655,665

35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
			Principal
		Country	Amount*	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $8,215,234) 0.8%
[r]Joint Repurchase Agreement, 1.356%, 3/01/18		United States	8,215,234	$8,215,234
(Maturity Value $8,215,544)
BNP Paribas Securities Corp. (Maturity Value $3,824,336)
Deutsche Bank Securities Inc. (Maturity Value $853,759)
HSBC Securities (USA) Inc. (Maturity Value $3,346,273)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value
$191,176)
Collateralized by U.S. Government Agency Securities,
0.00% - 2.25%, 10/01/18 - 1/29/21; [s]U.S. Treasury Bill,
3/08/18 - 1/31/19; U.S. Treasury Note, 0.75% - 3.625%,
4/15/18 - 6/30/22; and U.S. Treasury Bond, 8.125%,
8/15/21 (valued at $8,384,216)

U.S. Government and Agency Securities 3.2%
[s]U.S. Treasury Bill,
3/01/18		United States	27,100,000	27,100,000
12/06/18		United States	1,890,000	1,863,062
1/03/19		United States	1,900,000	1,868,911
1/31/19		United States	1,900,000	1,865,154
2/28/19		United States	1,865,000	1,827,239
Total U.S. Government and Agency Securities
(Cost $34,524,729)				34,524,366

Total Investments (Cost $850,795,529) 90.6%				960,914,395
Options Written (0.0)%†				(348,522)
Securities Sold Short (17.4)%				(184,373,548)
Other Assets, less Liabilities 26.8%				283,968,446
Net Assets 100.0%				$1,060,160,771

		Number of	Notional
	Country	Contracts	Amount*

Options Written (0.0)%†
Calls – Exchange-Traded (0.0)%†
Allergan PLC, March Strike Price $170.00, Expires 3/16/18	United States	11	1,100	(495)
Apple Inc., April Strike Price $185.00, Expires 4/20/18	United States	11	1,100	(3,520)
AT&T Inc., July Strike Price $41.00, Expires 7/20/18	United States	226	22,600	(9,040)
CenturyLink Inc., April Strike Price $21.00, Expires 4/20/18	United States	43	4,300	(365)
	The Home Depot Inc., May Strike Price $210.00, Expires 5/18/18 United States	10	1,000	(820)
Time Warner Inc., July Strike Price $105.00, Expires 7/20/18	United States	244	24,400	(18,300)
Time Warner Inc., August Strike Price $105.00, Expires 8/17/18	United States	227	22,700	(19,295)
Utilities Select Sector SPDR Fund, March Strike Price $54.00,
Expires 3/16/18	United States	129	12,900	(129)
				(51,964)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*	Value

Options Written (continued)
Puts – Exchange-Traded (0.0)%†
Advanced Micro Devices Inc., March Strike Price $12.00, Expires
3/23/18	United States	57	5,700	$(2,964)
CAC 40 Index, June Strike Price 4,800.00 EUR, Expires 6/15/18 France		39	390	(30,718)
Cemex SAB de CV, ADR, March Strike Price $8.00, Expires
3/16/18	Mexico	55	5,500	(7,865)
EURO STOXX Banks Price EUR, April Strike Price 120.00 EUR,
Expires 4/20/18	Germany	209	10,450	(10,199)
iShares iBoxx High Yield Corporate Bond ETF, April Strike Price
$80.00, Expires 4/20/18	United States	141	14,100	(3,102)
iShares iBoxx High Yield Corporate Bond ETF, April Strike Price
$81.00, Expires 4/20/18	United States	140	14,000	(3,360)
MDC Holdings Inc., March Strike Price $27.00, Expires 3/16/18	United States	28	2,800	(1,680)
S&P 500 Index, March Strike Price $2,400.00, Expires 3/16/18	United States	134	13,400	(35,510)
SPDR S&P 500 ETF Trust, March Strike Price $259.00, Expires
3/16/18	United States	76	7,600	(7,448)
STOXX Europe 600 Telecommunications Price EUR, April Strike
Price 235.00 EUR, Expires 4/20/18	Germany	247	12,350	(12,054)
Time Warner Inc., June Strike Price $85.00, Expires 6/15/18	United States	235	23,500	(32,900)
Time Warner Inc., July Strike Price $82.50, Expires 7/20/18	United States	479	47,900	(67,060)
Trinity Industries Inc., July Strike Price $28.00, Expires 7/20/18	United States	51	5,100	(4,462)
Vivendi SA, September Strike Price 19.00 EUR, Expires 9/21/18 France		646	64,600	(77,236)
				(296,558)

Total Options Written (Premiums Received $550,689)				(348,522)

		Country	Shares

Securities Sold Short (17.4)%

Common Stocks (5.8)%
Aerospace & Defense (0.2)%
Aerojet Rocketdyne Holdings Inc.		United States	7,699	(207,873)
Huntington Ingalls Industries Inc.		United States	1,323	(346,639)
United Technologies Corp.		United States	10,692	(1,440,640)
				(1,995,152)

Air Freight & Logistics (0.1)%
Air Transport Services Group Inc.		United States	1,008	(26,682)
Atlas Air Worldwide Holdings Inc.		United States	1,681	(102,289)
United Parcel Service Inc., B		United States	3,007	(313,961)
				(442,932)

Airlines (0.0)%†
Ana Holdings Inc.		Japan	2,000	(80,660)
Norwegian Air Shuttle ASA		Norway	7,544	(171,231)
SAS AB		Sweden	28,744	(73,878)
United Continental Holdings Inc.		United States	1,012	(68,603)
				(394,372)

37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Auto Components (0.0)%†
Horizon Global Corp.	United States	6,426	$(52,950)
Automobiles (0.1)%
Bayerische Motoren Werke AG	Germany	4,034	(427,284)
Ferrari NV	Italy	3,598	(446,907)
Tesla Inc.	United States	1,346	(461,759)
			(1,335,950)
Beverages (0.0)%†
The Boston Beer Co. Inc., A	United States	989	(161,256)
Biotechnology (0.5)%
Alder Biopharmaceuticals Inc.	United States	10,287	(142,989)
Amicus Therapeutics Inc.	United States	148,152	(2,038,571)
BioMarin Pharmaceutical Inc.	United States	3,004	(243,835)
Exact Sciences Corp.	United States	4,880	(217,697)
Flexion Therapeutics Inc.	United States	3,047	(77,272)
Insmed Inc.	United States	2,498	(60,476)
Ligand Pharmaceuticals Inc.	United States	2,846	(432,279)
Neurocrine Biosciences Inc.	United States	3,169	(267,559)
PDL BioPharma Inc.	United States	99,983	(239,959)
Radius Health Inc.	United States	21,641	(824,306)
Sarepta Therapeutics Inc.	United States	4,400	(276,188)
			(4,821,131)
Capital Markets (0.1)%
Cowen Inc., A	United States	19,697	(282,652)
Hercules Capital Inc.	United States	2,051	(24,715)
Virtus Investment Partners Inc.	United States	2,784	(342,571)
			(649,938)
Chemicals (0.2)%
Eastman Chemical Co.	United States	3,338	(337,405)
Kansai Paint Co. Ltd.	Japan	2,500	(63,264)
LyondellBasell Industries NV, A	United States	2,752	(297,821)
Methanex Corp.	Canada	18,581	(1,021,026)
Mitsubishi Chemical Holdings Corp.	Japan	16,600	(170,209)
			(1,889,725)
Commercial Services & Supplies (0.0)%†
Team Inc.	United States	9,761	(159,592)
Communications Equipment (0.0)%†
Calamp Corp.	United States	10,713	(250,684)
Palo Alto Networks Inc.	United States	437	(75,763)
Viavi Solutions Inc.	United States	10,380	(99,856)
			(426,303)
Construction & Engineering (0.1)%
Mirait Holdings Corp.	Japan	12,200	(196,330)
Tutor Perini Corp.	United States	3,646	(88,051)

38

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Construction & Engineering (continued)
Valmont Industries Inc.	United States	4,852	$(713,729)
			(998,110)
Construction Materials (0.0)%†
Cemex SAB de CV, ADR	Mexico	32,370	(212,024)
Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	17,187	(735,604)
Ezcorp Inc., A	United States	39,818	(517,634)
PRA Group Inc.	United States	8,195	(313,868)
			(1,567,106)
Diversified Consumer Services (0.0)%†
Carriage Services Inc., A	United States	12,517	(340,713)
Diversified Telecommunication Services (0.3)%
AT&T Inc.	United States	87,282	(3,168,337)
Electric Utilities (0.0)%†
Kyushu Electric Power Co. Inc.	Japan	21,000	(236,384)
Electrical Equipment (0.1)%
Eaton Corp. PLC	United States	5,477	(441,994)
Regal Beloit Corp.	United States	13,466	(973,592)
			(1,415,586)
Electronic Equipment, Instruments & Components (0.2)%
II-VI Inc.	United States	10,457	(402,595)
Knowles Corp.	United States	14,232	(205,510)
OSI Systems Inc.	United States	1,644	(103,802)
Vishay Intertechnology Inc.	United States	67,035	(1,233,444)
			(1,945,351)
Energy Equipment & Services (0.1)%
Ensco PLC, A	United States	10,372	(46,052)
Fugro NV	Netherlands	9,459	(137,730)
SEACOR Holdings Inc.	United States	2,148	(89,163)
Transocean Ltd.	United States	31,538	(287,311)
			(560,256)
Equity Real Estate Investment Trusts (REITs) (0.4)%
American Homes 4 Rent, A	United States	41,652	(799,302)
Empire State Realty Trust Inc., A	United States	32,374	(545,826)
Forest City Realty Trust Inc., A	United States	23,283	(495,229)
Host Hotels & Resorts Inc.	United States	22,523	(418,027)
Invitation Homes Inc.	United States	52,053	(1,132,159)
National Health Investors Inc.	United States	2,440	(158,283)
Ryman Hospitality Properties Inc.	United States	5,851	(403,485)
			(3,952,311)
Food & Staples Retailing (0.2)%
CVS Health Corp.	United States	20,612	(1,396,051)

39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Food & Staples Retailing (continued)
SUPERVALU Inc.	United States	11,604	$(165,125)
			(1,561,176)
Health Care Equipment & Supplies (0.1)%
Invacare Corp.	United States	40,247	(692,248)
Nipro Corp.	Japan	17,100	(254,188)
NuVasive Inc.	United States	1,088	(52,616)
Quidel Corp.	United States	2,882	(125,713)
Wright Medical Group NV	United States	1,549	(31,522)
			(1,156,287)
Health Care Technology (0.0)%†
Allscripts Healthcare Solutions Inc.	United States	3,731	(51,749)
Teladoc Inc.	United States	5,782	(231,858)
			(283,607)
Hotels, Restaurants & Leisure (0.1)%
Marriott Vacations Worldwide Corp.	United States	2,254	(316,687)
Vail Resorts Inc.	United States	3,322	(683,900)
			(1,000,587)
Household Durables (0.1)%
Meritage Homes Corp.	United States	17,782	(753,957)
PulteGroup Inc.	United States	23,565	(661,469)
			(1,415,426)
Household Products (0.4)%
Spectrum Brands Holdings Inc.	United States	46,999	(4,639,271)
Independent Power & Renewable Electricity
Producers (0.0)%†
Pattern Energy Group Inc., A	United States	98	(1,820)
Insurance (0.0)%†
HCI Group Inc.	United States	1,565	(54,196)
Internet & Direct Marketing Retail (0.1)%
Ctrip.com International Ltd., ADR	China	4,602	(211,600)
Liberty Ventures, A	United States	15,104	(808,366)
Vipshop Holdings Ltd., ADR	China	2,659	(46,240)
Wayfair Inc., A	United States	1,827	(141,446)
			(1,207,652)
Internet Software & Services (0.1)%
Alibaba Group Holding Ltd., ADR	China	612	(113,918)
Carbonite Inc.	United States	8,209	(231,083)
Coupa Software Inc.	United States	3,510	(156,546)
Envestnet Inc.	United States	2,248	(123,865)
Okta Inc., A	United States	2,893	(111,641)
Q2 Holdings Inc.	United States	2,587	(117,838)
Quotient Technology Inc.	United States	19,471	(256,044)
Weibo Corp., ADR	China	2,150	(276,318)

40

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Internet Software & Services (continued)
Yandex NV, A	Russia	1,514	$(62,210)
			(1,449,463)
IT Services (0.0)%†
CSG Systems International Inc.	United States	3,426	(159,926)
Leisure Equipment & Products (0.0)%†
BRP Inc.	Canada	3,888	(136,316)
Machinery (0.2)%
Chart Industries Inc.	United States	3,393	(186,988)
The Greenbrier Cos. Inc.	United States	1,427	(73,919)
The Manitowoc Co. Inc.	United States	12,224	(363,297)
Navistar International Corp.	United States	3,290	(122,783)
SKF AB, B	Sweden	6,641	(139,795)
The Timken Co.	United States	8,686	(380,447)
Trinity Industries Inc.	United States	25,714	(839,305)
Volvo AB, B	Sweden	8,375	(158,611)
			(2,265,145)
Marine (0.1)%
Kirby Corp.	United States	5,894	(442,050)
Media (0.3)%
AMC Networks Inc., A	United States	6,080	(319,626)
Discovery Communications Inc., C	United States	45,148	(1,037,501)
Liberty Media Corp., C	United States	1,000	(32,930)
Sinclair Broadcast Group Inc., A	United States	34,145	(1,154,101)
The Walt Disney Co.	United States	7,208	(743,577)
			(3,287,735)
Metals & Mining (0.1)%
AK Steel Holding Corp.	United States	19,752	(101,920)
Cleveland-Cliffs Inc.	United States	55,711	(391,648)
Endeavour Mining Corp.	Canada	4,183	(78,888)
First Majestic Silver Corp.	Canada	20,912	(111,043)
Kaiser Aluminum Corp.	United States	4,674	(469,129)
			(1,152,628)
Mortgage Real Estate Investment Trusts (REITs)
(0.2)%
Apollo Commercial Real Estate Finance Inc.	United States	58,082	(1,060,577)
Granite Point Mortgage Trust Inc.	United States	4,429	(74,629)
Redwood Trust Inc.	United States	30,917	(452,934)
Starwood Property Trust Inc.	United States	1,126	(22,802)
Two Harbors Investment Corp.	United States	40,635	(596,928)
			(2,207,870)
Oil, Gas & Consumable Fuels (0.1)%
Chesapeake Energy Corp.	United States	19,794	(55,819)
Golar LNG Ltd.	Bermuda	2,125	(57,418)
Green Plains Inc.	United States	27,351	(500,523)

41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Teekay Corp.	Canada	19,231	$(146,156)
			(759,916)
Paper & Forest Products (0.1)%
Domtar Corp.	United States	9,340	(418,058)
Louisiana-Pacific Corp.	United States	17,189	(489,887)
			(907,945)
Personal Products (0.0)%†
Herbalife Ltd.	United States	4,382	(403,582)
Pharmaceuticals (0.1)%
Innoviva Inc.	United States	52,459	(813,639)
Jazz Pharmaceuticals PLC	United States	2,915	(422,092)
The Medicines Co.	United States	6,890	(210,972)
			(1,446,703)
Road & Rail (0.1)%
Canadian National Railway Co.	Canada	2,192	(169,595)
J.B. Hunt Transport Services Inc.	United States	2,591	(307,215)
Schneider National Inc., B	United States	6,140	(158,780)
			(635,590)
Semiconductors & Semiconductor Equipment (0.4)%
Advanced Micro Devices Inc.	United States	8,316	(100,707)
Cypress Semiconductor Corp.	United States	5,027	(87,822)
Inphi Corp.	United States	1,741	(48,313)
Intel Corp.	United States	7,881	(388,454)
Marvell Technology Group Ltd.	Bermuda	58,524	(1,374,729)
Microchip Technology Inc.	United States	5,313	(472,485)
Micron Technology Inc.	United States	1,913	(93,374)
ON Semiconductor Corp.	United States	18,813	(450,007)
Rambus Inc.	United States	1,360	(17,286)
Silicon Laboratories Inc.	United States	2,560	(239,359)
Teradyne Inc.	United States	3,112	(141,285)
Veeco Instruments Inc.	United States	14,443	(262,140)
			(3,675,961)
Software (0.2)%
Everbridge Inc.	United States	7,126	(227,391)
HubSpot Inc.	United States	1,377	(152,916)
Verint Systems Inc.	United States	1,217	(47,341)
VMware Inc., A	United States	12,739	(1,678,363)
Workday Inc., A	United States	969	(122,743)
			(2,228,754)
Specialty Retail (0.1)%
Monro Inc.	United States	3,923	(199,681)
Penske Automotive Group Inc.	United States	10,827	(495,876)
Restoration Hardware Holdings Inc.	United States	1,911	(162,206)
			(857,763)

42

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Tobacco (0.1)%
Japan Tobacco Inc.	Japan	16,084	$(459,478)
Trading Companies & Distributors (0.0)%†
Kaman Corp.	United States	5,056	(309,528)
Total Common Stocks (Proceeds $61,968,418)			(60,831,854)

Exchange Traded Funds (9.6)%
Consumer Discretionary Select Sector SPDR Fund	United States	9,284	(966,186)
ETFMG Prime Cyber Security ETF	United States	65,650	(2,241,291)
Health Care Select Sector SPDR Fund	United States	104,172	(8,765,032)
iShares Core S&P Small-Cap ETF	United States	30,801	(2,332,868)
iShares Edge MSCI USA Momentum Factor ETF	United States	21,651	(2,381,177)
iShares NASDAQ Biotechnology ETF	United States	84,262	(9,107,037)
iShares North American Tech ETF	United States	26,369	(4,897,514)
iShares North American Tech-Multimedia Networking ETF	United States	49,598	(2,554,302)
iShares North American Tech-Software ETF	United States	17,399	(2,985,495)
iShares PHLX Semiconductor ETF	United States	23,820	(4,403,841)
iShares Russell 2000 Growth ETF	United States	16,044	(3,023,011)
iShares Russell Mid-Cap Growth ETF	United States	8,490	(1,047,496)
iShares S&P Small-Cap 600 Growth ETF	United States	7,231	(1,228,547)
iShares STOXX Europe 600 UCITS ETF	Germany	21,164	(963,866)
iShares U.S. Technology ETF	United States	19,413	(3,400,964)
PowerShares QQQ Series 1 Trust	United States	18,806	(3,144,551)
SPDR S&P 500 ETF Trust	United States	160,506	(43,601,455)
SPDR S&P MidCap 400 ETF Trust	United States	4,251	(1,442,194)
Vanguard Small-Cap Growth ETF	United States	20,178	(3,263,993)
Total Exchange Traded Funds (Proceeds $96,805,461)			(101,750,820)

		Principal
		Amount*

Convertible Bonds and Notes (0.1)%
Communications Equipment (0.0)%†
Finisar Corp., senior bond, 0.50%, 12/15/36	United States	233,000	(214,604)
Internet & Direct Marketing Retail (0.1)%
Booking Holdings Inc., senior note, 0.90%, 9/15/21	United States	333,000	(412,720)
Software (0.0)%†
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	267,000	(374,467)
Total Convertible Bonds and Notes (Proceeds $924,166)			(1,001,791)

Corporate Bonds and Notes (1.7)%
Automobiles (0.0)%†
[f]Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	441,000	(421,706)
Chemicals (0.3)%
[f]CVR Partners LP / CVR Nitrogen Finance Corp., senior note,
144A, 9.25%, 6/15/23	United States	2,768,000	(2,944,460)

43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Commercial Services & Supplies (0.3)%
[f]West Corp., senior note, 144A, 8.50%, 10/15/25	United States	3,455,000	$(3,368,625)
Energy Equipment & Services (0.1)%
[f]Precision Drilling Corp., senior note, 144A, 7.125%, 1/15/26	Canada	797,000	(805,966)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
[f]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	176,000	(176,000)
Health Care Providers & Services (0.1)%
[f]West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25	United States	797,000	(797,000)
Hotels, Restaurants & Leisure (0.3)%
[f]CRC Escrow Issuer LLC / CRC Finco Inc., senior note, 144A,
5.25%, 10/15/25	United States	3,770,000	(3,694,600)
Independent Power & Renewable Electricity
Producers (0.1)%
Dynegy Inc., senior note, 7.625%, 11/01/24	United States	1,205,000	(1,301,400)
Internet Software & Services (0.1)%
[f]Rackspace Hosting Inc., senior note, 144A, 8.625%, 11/15/24	United States	952,000	(994,840)
Pharmaceuticals (0.4)%
Mylan NV, senior note, 3.95%, 6/15/26	United States	1,063,000	(1,029,961)
Teva Pharmaceutical Finance Netherlands III BV, senior bond,
3.15%, 10/01/26	Israel	3,382,000	(2,763,317)
			(3,793,278)
Total Corporate Bonds and Notes (Proceeds $18,376,753)			(18,297,875)

U.S. Government and Agency Securities (0.2)%
U.S. Treasury Note,
2.25%, 11/15/27	United States	1,104,000	(1,044,789)
2.75%, 2/15/28	United States	1,461,000	(1,446,419)
Total U.S. Government and Agency Securities
(Proceeds $2,526,511)			(2,491,208)

Total Securities Sold Short (Proceeds $180,601,309)			$(184,373,548)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At February 28, 2018, the aggregate value of these securities and/or cash pledged amounted to $199,563,949, representing 18.8% of net assets.
bNon-income producing.
cFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
eA portion or all of the security is held in connection with written option contracts open at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2018, the net value of these securities was
$120,614,347, representing 11.4% of net assets.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2018, the aggregate value of these securities was $20,986,910, representing 2.0% of net assets.
hDefaulted security or security for which income has been deemed uncollectible.
iThe coupon rate shown represents the rate at period end.
jIncome may be received in additional securities and/or cash.
kPerpetual security with no stated maturity date.
lSee Note 4 regarding unfunded loan commitments.
mPrincipal amount is stated in 100 Mexican Peso Units.
nThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
oAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
pThe rate shown is the annualized seven-day yield at period end.
qA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.
rInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2018, all repurchase agreements had been entered into on that date.
sThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts[a]
Aluminum	Long	60	$ 3,194,250	3/19/18	$ 78,492
Aluminum	Short	60	3,194,250	3/19/18	69,576
Aluminum	Long	63	3,361,837	6/18/18	(92,808)
Aluminum	Short	1	53,363	6/18/18	(40)
Brent Crude Oil	Long	96	6,214,080	3/29/18	(40,786)
Cocoa	Short	36	784,063	5/15/18	(53,544)
Coffee	Short	2	91,500	5/18/18	4,157
Copper	Long	38	6,558,325	3/19/18	(1,101)
Copper	Short	38	6,558,325	3/19/18	135,209
Copper	Long	22	3,818,650	6/18/18	(84,708)
Copper	Short	8	1,388,600	6/18/18	17,221
Corn	Short	19	362,900	5/14/18	(11,764)
Hard Red Winter Wheat	Short	6	161,700	7/13/18	(13,841)
Low Sulphur Gas Oil	Long	50	2,893,750	4/12/18	(78,976)
Natural Gas	Short	56	1,493,520	3/27/18	25,243
NY Harbor ULSD	Long	43	3,437,721	3/29/18	(127,662)
RBOB Gasoline	Long	28	2,263,330	3/29/18	(75,079)
Sugar	Short	29	434,582	4/30/18	9,125
Wheat	Short	53	1,311,750	5/14/18	(92,932)
WTI Crude Oil	Long	16	986,240	3/20/18	(19,726)
Zinc	Long	42	3,633,000	3/19/18	285,384
Zinc	Short	42	3,633,000	3/19/18	(10,766)
Zinc	Long	34	2,929,525	6/18/18	(9,405)
Zinc	Short	1	86,163	6/18/18	(1,803)
			58,844,424		(90,534)
Equity Contracts
CAC 40 10 Euro Index[a]	Long	7	454,244	3/16/18	13,270
DAX Index[a]	Short	6	2,275,153	3/16/18	3,571
DJIA Mini E-CBOT Index[a]	Short	53	6,635,070	3/16/18	61,742
E-Mini Russell 2000 Index[a]	Long	43	3,249,080	3/16/18	(76,314)
EURO STOXX 50 Index[a]	Short	266	11,157,027	3/16/18	421,734
FTSE 100 Index[a]	Short	109	10,843,427	3/16/18	281,240
Hang Seng Index[a]	Short	1	196,348	3/28/18	3,458
Nasdaq 100 E-Mini Index[a]	Short	29	3,981,700	3/16/18	(151,325)
Nikkei 225 Index[a]	Short	14	2,899,855	3/08/18	(45,085)
S&P 500 E-Mini Index[a]	Short	85	11,536,200	3/16/18	(162,200)
SPI 200 Index	Short	2	233,048	3/15/18	(5,159)
STOXX 600 Bank Index	Short	163	1,843,437	3/16/18	2,594
TOPIX Index[a]	Long	18	2,982,708	3/08/18	(29,124)
			58,287,297		318,402
Interest Rate Contracts
3 Month EURIBOR[a]	Long	130	39,689,753	6/17/19	(1,002)
90 Day Eurodollar[a]	Short	783	190,445,175	6/17/19	916,393
90 Day Sterling[a]	Short	587	99,824,022	6/19/19	(3,247)
Australian 10 Yr. Bond[a]	Long	8	794,572	3/15/18	(1,525)
Euro-BOBL	Short	17	2,717,777	3/08/18	29,677
Euro-BOBL	Short	10	1,588,932	6/07/18	(756)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)
						Value/Unrealized
			Number of	Notional		Expiration	Appreciation
Description		Type	Contracts	Amount*		Date	(Depreciation)
Interest Rate Contracts (continued)
Euro-Bund [a]	Short		12	$2,334,208		3/08/18	$32,097
Euro-Bund[a]	Short		3	573,780		6/07/18	(454)
Euro-Buxl 30 Yr. Bond	Short		9	1,773,714		3/08/18	65,814
U.S. Treasury 5 Yr. Note	Short		78	8,886,515		6/29/18	5,471
U.S. Treasury 10 Yr. Note	Long		13	1,560,609		6/20/18	(2,925)
U.S. Treasury 10 Yr. Note	Short		51	6,122,391		6/20/18	(3,700)
U.S. Treasury Long Bond[a]	Short		149	21,372,187		6/20/18	(40,189)
U.S. Treasury Ultra Bond	Short		19	2,961,625		6/20/18	(6,652)
				380,645,260			989,002
Total Futures Contracts							$1,216,870

*As of period end.
[a]A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

At February 28, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Depreciation	Appreciation

Brazilian OTC Forward Real Exchange Contracts	JPHQ	Buy	8,008,480	2,455,441		3/02/18	$17,316	$(6,256)
Brazilian Real	JPHQ	Sell	8,008,480	2,475,573		3/02/18	9,073	–
Brazilian Real	MSCS	Buy	3,125,000	964,060		3/02/18	–	(1,603)
Brazilian Real	MSCS	Sell	3,125,000	984,485		3/02/18	22,028	–
Euro	UBSW	Sell	905,000	792,952	GBP	3/05/18	28,231	(40,851)
Japanese Yen	GSCO	Buy	18,455,000	168,781		3/05/18	4,255	–
Japanese Yen	GSCO	Sell	9,645,000	88,710		3/05/18	–	(1,723)
Australian Dollar	GSCO	Buy	35,000	27,642		3/07/18	–	(457)
Australian Dollar	GSCO	Sell	35,000	27,755		3/07/18	570	–
Chinese Yuan	UBSW	Buy	600,000	95,178		3/07/18	–	(459)
Chinese Yuan	UBSW	Sell	600,000	94,615		3/07/18	–	(104)
Colombian Peso	DBAB	Buy	107,215,000	36,844		3/07/18	565	–
Colombian Peso	DBAB	Sell	107,215,000	37,659		3/07/18	250	–
Euro	GSCO	Sell	60,000	74,089		3/07/18	846	–
Peruvian Nuevo Sol	DBAB	Buy	305,000	94,456		3/07/18	–	(1,108)
Peruvian Nuevo Sol	DBAB	Sell	305,000	93,301		3/07/18	–	(47)
Russian Ruble	MSCS	Buy	1,975,000	35,109		3/07/18	127	(229)
Russian Ruble	MSCS	Sell	1,975,000	34,619		3/07/18	–	(387)
Taiwan Dollar	MSCS	Buy	1,320,000	45,073		3/07/18	156	–
Taiwan Dollar	MSCS	Sell	1,320,000	45,101		3/07/18	–	(128)
Turkish Lira	UBSW	Buy	130,000	34,229		3/07/18	–	(107)
Turkish Lira	UBSW	Sell	130,000	33,951		3/07/18	–	(171)
Euro	DBAB	Sell	905,000	21,046,409	MXN	3/08/18	21,844	(11,701)
Mexican Peso	MSCS	Buy	19,205,000	1,019,098		3/08/18	–	(1,670)
Polish Zloty	MSCS	Sell	10,305,000	3,049,511		3/08/18	38,368	–
British Pound	BOFA	Sell	450,000	632,862		3/12/18	12,964	–
Euro	MSCS	Sell	725,000	892,359		3/12/18	6,974	–
Hungarian Forint	MSCS	Sell	11,855,000	46,658		3/13/18	536	–
Swedish Krona	MSCS	Sell	480,000	59,409		3/13/18	1,425	–
Brazilian Real	MSCS	Buy	115,000	35,442		3/14/18	11	(87)
Brazilian Real	MSCS	Sell	115,000	35,428		3/14/18	62	–
Canadian Dollar	GSCO	Buy	55,000	43,641		3/14/18	–	(767)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Canadian Dollar	GSCO	Sell	55,000	43,611		3/14/18	$737	$–
Chilean Peso	DBAB	Buy	18,610,000	31,220		3/14/18	54	–
Chilean Peso	DBAB	Sell	18,610,000	31,030		3/14/18	–	(244)
Indonesian Rupiah	MSCS	Buy	960,045,000	70,281		3/14/18	–	(522)
Mexican Peso	MSCS	Buy	760,000	40,542		3/14/18	–	(320)
Mexican Peso	MSCS	Sell	760,000	40,628		3/14/18	406	–
Norwegian Krone	MSCS	Buy	280,000	35,507		3/14/18	–	(34)
Norwegian Krone	MSCS	Sell	280,000	35,776		3/14/18	303	–
Polish Zloty	MSCS	Buy	95,000	27,952		3/14/18	–	(189)
Polish Zloty	MSCS	Sell	95,000	28,264		3/14/18	501	–
South Korean Won	JPHQ	Sell	875,222,987	807,401		3/14/18	–	(994)
Canadian Dollar	BNYM	Sell	2,415,000	1,890,426		3/15/18	7,818	–
Euro	BNYM	Buy	8,000	9,490		3/15/18	282	–
Euro	BNYM	Sell	404,000	483,729		3/15/18	–	(9,767)
Japanese Yen	BNYM	Sell	256,966,000	2,296,923		3/15/18	–	(114,257)
Peruvian Nuevo Sol	JPHQ	Buy	2,826,590	864,903		3/15/18	–	(119)
Peruvian Nuevo Sol	JPHQ	Sell	2,826,590	863,081		3/15/18	–	(1,703)
British Pound	BNYM	Sell	3,749,591	5,278,524		3/16/18	112,215	–
Colombian Peso	DBAB	Buy	104,005,000	36,138		3/16/18	191	(48)
Euro	BNYM	Sell	12,823,408	16,031,825		3/16/18	366,409	–
Indian Rupee	UBSW	Buy	8,375,000	129,872		3/16/18	–	(1,564)
Indian Rupee	UBSW	Sell	2,480,000	38,078		3/16/18	84	–
New Israeli Shekel	MSCS	Buy	130,000	37,223		3/16/18	188	–
New Israeli Shekel	MSCS	Sell	130,000	36,724		3/16/18	–	(687)
Norwegian Krone	GSCO	Buy	345,000	44,112		3/16/18	–	(401)
Norwegian Krone	GSCO	Sell	850,000	109,032		3/16/18	1,338	–
Peruvian Nuevo Sol	DBAB	Buy	180,000	55,291		3/16/18	–	(223)
Peruvian Nuevo Sol	DBAB	Sell	180,000	54,945		3/16/18	–	(123)
South African Rand	MSCS	Buy	435,000	37,231		3/16/18	–	(440)
Swiss Franc	BNYM	Sell	127,093	137,539		3/16/18	2,756	–
Swiss Franc	MSCS	Buy	125,000	135,599		3/16/18	–	(3,035)
Swiss Franc	MSCS	Sell	125,000	133,892		3/16/18	1,328	–
Argentine Peso	BOFA	Buy	720,000	35,982		3/20/18	–	(573)
Argentine Peso	BOFA	Sell	720,000	35,556		3/20/18	147	–
Australian Dollar	DBAB	Buy	383,000	304,222		3/20/18	94	(6,833)
Australian Dollar	DBAB	Sell	1,445,000	1,115,506		3/20/18	4,271	(11,122)
British Pound	DBAB	Buy	353,000	487,666		3/20/18	3,366	(4,560)
British Pound	DBAB	Sell	771,000	1,061,237		3/20/18	7,813	(9,098)
British Pound	MSCS	Sell	100,000	140,910		3/20/18	3,099	–
Danish Krone	DBAB	Buy	71,000	11,722		3/20/18	–	(69)
Danish Krone	DBAB	Sell	5,169,000	852,532		3/20/18	4,179	–
Euro	DBAB	Buy	712,000	872,954		3/20/18	3,054	(5,925)
Euro	DBAB	Sell	10,406,000	12,576,770		3/20/18	48,586	(188,284)
Indian Rupee	UBSW	Buy	4,600,000	71,363		3/20/18	–	(924)
Polish Zloty	DBAB	Buy	100,000	29,934		3/20/18	–	(706)
South Korean Won	MSCS	Buy	75,600,000	70,483		3/20/18	–	(649)
South Korean Won	MSCS	Sell	144,295,000	133,046		3/20/18	–	(244)
Turkish Lira	MSCS	Buy	135,000	35,474		3/20/18	–	(183)
British Pound	BNYM	Buy	734,404	1,026,935		3/21/18	531	(15,323)
British Pound	BNYM	Sell	1,203,529	1,629,510		3/21/18	1,259	(30,434)
Chinese Yuan	JPHQ	Buy	3,833,889	596,742		3/21/18	8,240	–
Chinese Yuan	JPHQ	Sell	11,575,499	1,746,563		3/21/18	–	(80,033)
Czech Koruna	JPHQ	Sell	33,358,926	1,320,361	EUR	3/21/18	53,783	(43,989)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BNYM	Buy	1,469,941	1,770,023		3/21/18		$28,526	$(2,084)
Euro	BNYM	Sell	5,723,413	6,841,917		3/21/18		7,402	(160,261)
Euro	JPHQ	Buy	1,066,617	1,321,415		3/21/18		717	(18,584)
Euro	JPHQ	Sell	2,584,456	65,815,602	CZK	3/21/18		26,787	(20,988)
Euro	JPHQ	Sell	5,230,486	6,224,362		3/21/18		–	(167,992)
Euro	JPHQ	Sell	1,259,486	387,701,179	HUF	3/21/18		5,015	(35,098)
Hungarian Forint	JPHQ	Buy	545,806,503	2,196,419		3/21/18		–	(71,796)
Hungarian Forint	JPHQ	Sell	545,806,503	2,122,465		3/21/18		7,647	(9,804)
Hungarian Forint	JPHQ	Sell	387,701,179	1,249,964	EUR	3/21/18		32,869	(14,423)
Indian Rupee	JPHQ	Buy	143,577,464	2,233,477		3/21/18		–	(35,156)
Indian Rupee	JPHQ	Sell	200,794,587	3,121,238		3/21/18		46,862	–
Indonesian Rupiah	JPHQ	Buy	11,417,867,847	833,725		3/21/18		–	(4,491)
Indonesian Rupiah	JPHQ	Sell	11,417,867,847	846,583		3/21/18		17,349	–
Japanese Yen	JPHQ	Buy	80,993,142	761,493		3/21/18		–	(1,164)
Mexican Peso	JPHQ	Buy	76,066,185	3,990,696		3/21/18		50,792	(20,530)
Mexican Peso	JPHQ	Sell	111,590,135	5,860,958		3/21/18		36,308	(74,150)
Romanian Leu	JPHQ	Sell	6,006,189	1,285,653	EUR	3/21/18		8,187	(11,763)
Russian Ruble	JPHQ	Buy	76,607,196	1,326,797		3/21/18		28,695	–
Russian Ruble	JPHQ	Sell	304,282,627	5,294,349		3/21/18		117	(89,763)
Swiss Franc	BNYM	Buy	915,904	942,943		3/21/18		28,851	–
Swiss Franc	BNYM	Sell	2,149,840	2,199,010		3/21/18		366	(82,385)
Turkish Lira	JPHQ	Buy	14,050,585	3,609,917		3/21/18		61,929	–
Turkish Lira	JPHQ	Sell	14,050,585	3,623,674		3/21/18		–	(48,172)
Brazilian Real	DBAB	Buy	90,000	27,739		3/22/18		–	(85)
Brazilian Real	DBAB	Sell	90,000	27,590		3/22/18		–	(64)
British Pound	DBAB	Sell	481,000	673,691		3/22/18		10,751	–
Canadian Dollar	MSCS	Buy	50,000	39,395		3/22/18		–	(412)
Canadian Dollar	MSCS	Sell	50,000	39,651		3/22/18		668	–
Chinese Yuan	DBAB	Buy	755,000	118,898		3/22/18		190	–
Chinese Yuan	DBAB	Sell	755,000	119,339		3/22/18		251	–
Euro	BOFA	Buy	20,000	24,739		3/22/18		–	(294)
Japanese Yen	JPHQ	Sell	86,892,471	789,164		3/22/18		–	(26,607)
Malaysian Ringgit	UBSW	Buy	105,000	26,913		3/22/18		–	(126)
Mexican Peso	DBAB	Buy	510,000	27,240		3/22/18		–	(285)
Philippine Peso	DBAB	Buy	2,395,000	46,058		3/22/18		–	(129)
Philippine Peso	DBAB	Sell	3,855,000	73,415		3/22/18		–	(512)
Singapore Dollar	GSCO	Buy	35,000	26,573		3/22/18		–	(145)
South African Rand	JPHQ	Buy	75,163,494	6,243,485		3/22/18		148,394	(40,948)
South African Rand	JPHQ	Sell	111,390,701	8,770,183		3/22/18		2,355	(644,117)
South Korean Won	MSCS	Buy	39,255,000	36,632		3/22/18		–	(370)
South Korean Won	MSCS	Sell	39,255,000	36,536		3/22/18		274	–
Turkish Lira	MSCS	Buy	100,000	26,079		3/22/18		46	–
Turkish Lira	MSCS	Sell	65,000	17,012		3/22/18		31	–
Australian Dollar[b]	MSCO	Buy	36,201,000	28,742,156		3/23/18		8,686	(632,727)
Australian Dollar[b]	MSCO	Sell	26,932,000	20,863,607		3/23/18		115,119	(170,192)
British Pound[b]	MSCO	Buy	14,258,000	19,270,577		3/23/18		404,316	(22,746)
British Pound[b]	MSCO	Sell	9,331,000	12,899,704		3/23/18		121,020	(82,463)
Canadian Dollar[b]	MSCO	Buy	21,873,000	17,328,702		3/23/18		376	(275,158)
Canadian Dollar[b]	MSCO	Sell	34,385,000	27,108,135		3/23/18		302,864	(3,998)
Euro[b]	MSCO	Buy	24,213,000	29,143,872		3/23/18		551,834	(99,263)
Euro[b]	MSCO	Sell	11,777,000	14,372,175		3/23/18		91,105	(114,392)
Japanese Yen[b]	MSCO	Buy	3,932,854,000	35,984,066		3/23/18		947,258	(5,753)
Japanese Yen[b]	MSCO	Sell	3,461,466,000	31,186,011		3/23/18	–	(1,313,697)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso[b]	MSCO	Buy	23,843,000	1,258,904	3/23/18	$7,302	$(6,259)
Mexican Peso[b]	MSCO	Sell	88,061,000	4,489,827	3/23/18	4,476	(168,097)
New Zealand Dollar[b]	MSCO	Buy	12,508,000	9,155,575	3/23/18	884	(137,599)
New Zealand Dollar[b]	MSCO	Sell	9,323,000	6,523,020	3/23/18	5,889	(205,193)
Singapore Dollar	GSCO	Buy	110,000	83,504	3/23/18	–	(444)
Swiss Franc[b]	MSCO	Buy	11,599,000	12,238,361	3/23/18	121,997	(51,187)
Swiss Franc[b]	MSCO	Sell	10,817,000	11,019,782	3/23/18	109	(459,619)
Turkish Lira	MSCS	Buy	30,000	7,821	3/23/18	14	–
Turkish Lira	MSCS	Sell	30,000	7,860	3/23/18	25	–
Japanese Yen	MSCS	Buy	3,970,000	37,216	3/26/18	67	–
South Korean Won	JPHQ	Buy	901,432,848	834,582	3/26/18	–	(1,823)
South Korean Won	JPHQ	Sell	901,432,849	839,432	3/26/18	6,674	–
Australian Dollar	BNYM	Sell	60,000	45,996	3/28/18	–	(608)
British Pound	BNYM	Sell	1,677,000	2,293,967	3/28/18	3,024	(21,096)
Canadian Dollar	BNYM	Sell	1,462,000	1,155,864	3/28/18	16,138	(284)
Colombian Peso	MSCS	Sell	780,000,000	273,569	3/28/18	1,570	–
Danish Krone	BNYM	Sell	14,417,000	2,339,717	3/28/18	11,970	(40,022)
Euro	BNYM	Sell	5,347,000	6,475,721	3/28/18	33,350	(96,177)
Euro	BOFA	Sell	3,360,000	4,142,326	3/28/18	33,570	–
Euro	DBAB	Sell	183,000	225,741	3/28/18	1,961	–
Hong Kong Dollar	BNYM	Sell	166,000	21,257	3/28/18	28	–
Peruvian Nuevo Sol	MSCS	Sell	245,000	75,338	3/28/18	426	–
Singapore Dollar	BNYM	Sell	345,300	257,034	3/28/18	–	(3,718)
South African Rand	MSCS	Sell	30,985,000	2,656,510	3/28/18	40,935	–
Swiss Franc	BNYM	Sell	659,000	679,708	3/28/18	–	(19,978)
Chilean Peso	DBAB	Buy	21,910,000	37,287	3/29/18	–	(477)
Euro	MSCS	Sell	25,000	30,841	3/29/18	267	–
New Israeli Shekel	GSCO	Sell	135,000	38,778	3/29/18	–	(99)
New Zealand Dollar	GSCO	Buy	35,000	25,574	3/29/18	–	(339)
South African Rand	UBSW	Buy	320,000	27,389	3/29/18	–	(381)
Brazilian Real	JPHQ	Buy	7,217,471	2,223,771	4/03/18	–	(8,885)
Brazilian Real	JPHQ	Sell	1,643,745	504,758	4/03/18	328	–
Brazilian Real	MSCS	Sell	3,125,000	960,888	4/03/18	1,893	–
Taiwan Dollar	MSCS	Buy	815,000	27,988	4/03/18	–	(23)
British Pound	MSCO	Buy	69,239	97,019	4/27/18	–	(1,440)
British Pound	MSCO	Sell	436,790	613,763	4/27/18	10,812	–
Canadian Dollar	MSCO	Buy	535,523	419,948	4/27/18	–	(2,143)
Canadian Dollar	MSCO	Sell	11,275,613	8,949,684	4/27/18	152,675	–
Euro	MSCO	Buy	349,331	433,352	4/27/18	–	(5,263)
Japanese Yen	MSCO	Sell	54,954,008	514,163	4/27/18	–	(3,020)
Norwegian Krone	MSCO	Buy	1,313,978	167,900	4/27/18	–	(1,191)
Swedish Krona	MSCO	Buy	4,345,403	541,037	4/27/18	–	(14,301)
Swedish Krona	MSCO	Sell	1,200,664	146,833	4/27/18	1,292	–
Swiss Franc	MSCO	Sell	350,610	376,625	4/27/18	3,461	–
Philippine Peso	BOFA	Buy	145,790,000	2,861,433	5/21/18	–	(74,677)
Mexican Peso	MSCO	Sell	18,835,000	993,802	5/31/18	9,672	–

Total Forward Exchange Contracts					$4,363,399		$ (6,228,904)
Net unrealized appreciation (depreciation)						$(1,865,505)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
[b]A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment						Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency		Date	Amount[a]		Value	(Receipts)	(Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly		12/20/21	1,810,000		$(12,754)	$51,249	$(64,003)
Government of South Africa	(1.00%)	Quarterly		12/20/21	2,644,000		10,716	181,272	(170,556)
Government of South Africa	(1.00%)	Quarterly		6/20/22	1,495,000		18,011	77,628	(59,617)
Government of South Korea	(1.00%)	Quarterly		12/20/21	1,947,567		(41,373)	(56,447)	15,074
Government of South Korea	(1.00%)	Quarterly		12/20/22	262,074		(5,880)	(6,260)	380
Government of Turkey	(1.00%)	Quarterly		9/20/20	1,976,000		(1,021)	157,717	(158,738)
Government of Turkey	(1.00%)	Quarterly		12/20/20	1,723,000		953	104,521	(103,568)
Government of Turkey	(1.00%)	Quarterly		12/20/21	429,000		5,148	26,236	(21,088)

Traded Index
CDX.NA.HY.29	(5.00%)	Quarterly		12/20/22	2,350,000		(162,043)	(191,231)	29,188
CDX.NA.HY.29	(5.00%)	Quarterly		12/20/22	185,000		(12,757)	(11,072)	(1,685)
CDX.NA.IG.29	(1.00%)	Quarterly		12/20/22	850,000		(16,883)	(18,147)	1,264
Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly		9/20/20	2,800,131		30,182	(339,144)	369,326	BB+
Government of Russia	1.00%	Quarterly		6/20/21	413,000		3,675	(30,563)	34,238	BB+
Government of Russia	1.00%	Quarterly		12/20/21	374,000		2,572	(13,889)	16,461	BB+
Government of South Africa	1.00%	Quarterly		12/20/22	874,000		(17,320)	(17,002)	(318	) BB+
Government of Turkey	1.00%	Quarterly		12/20/22	826,000		(24,338)	(37,352)	13,014	BB+
Total Centrally Cleared Swap Contracts							$(223,112)	$(122,484)	$(100,628)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty
Enel SpA	(1.00%)	Quarterly	BZWS	12/20/22	320,000	EUR	(8,378)	(5,184)	(3,194)
Government of Turkey	(1.00%)	Quarterly	MSCS	12/20/22	65,605		1,804	3,086	(1,282)
Government of Turkey	(1.00%)	Quarterly	MSCS	12/20/22	460,000		12,647	16,019	(3,372)
Government of Turkey	(1.00%)	Quarterly	BOFA	12/20/22	409,395		11,255	19,260	(8,005)
iTraxx Asia Ex Japan	(1.00%)	Quarterly	MSCS	12/20/22	455,000		(7,368)	(4,182)	(3,186)
United Mexican States	(1.00%)	Quarterly	MSCS	12/20/22	975,000		540	2,610	(2,070)

Traded Index
CDX.EM.28	(1.00%)	Quarterly	BOFA	12/20/22	1,105,800		7,918	44,567	(36,649)
Total OTC Swap Contracts							$18,418	$76,176	$(57,758)
Total Credit Default Swap Contracts							$(204,694)	$(46,308)	$(158,386)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
At February 28, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
						Value/Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency		Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 2.11%
Pay Floating rate 3 Month LIBOR	Quarterly		1/05/20	57,430,000		$(373,600)
Receive Fixed rate 2.10%
Pay Floating rate 3 Month CABA	Semi-Annually		9/14/21	2,900,000	CAD	(12,376)
Receive Fixed rate 2.11%
Pay Floating rate 3 Month CABA	Semi-Annually		9/15/21	7,000,000	CAD	(26,841)
Receive Fixed rate 2.12%
Pay Floating rate 3 Month CABA	Semi-Annually		9/15/21	7,000,000	CAD	(25,735)
Receive Fixed rate 2.07%
Pay Floating rate 3 Month CABA	Semi-Annually		9/20/21	5,360,000	CAD	(27,896)
Receive Fixed rate 2.12%
Pay Floating rate 3 Month CABA	Semi-Annually		9/20/21	7,000,000	CAD	(25,211)
Receive Fixed rate 1.14%
Pay Floating rate 6 Month BURBOR	Annually		3/21/23	624,376,255	HUF	(8,642)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.64%	Annually		3/21/23	37,444,668	CZK	6,717
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually		3/21/23	34,547,900	CZK	(2,571)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.80%	Annually		3/21/23	10,930,064	CZK	(2,357)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually		3/21/23	58,337,985	CZK	(21,094)
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.35%	Semi-Annually		9/14/27	1,200,000	CAD	15,597
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.37%	Semi-Annually		9/15/27	2,800,000	CAD	33,627
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.37%	Semi-Annually		9/15/27	2,800,000	CAD	34,684
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.36%	Semi-Annually		9/20/27	2,290,000	CAD	28,219
Receive Floating rate 3 Month CABA
Pay Fixed rate 2.39%	Semi-Annually		9/20/27	2,800,000	CAD	29,549
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.43%	Semi-Annually		1/05/28	11,380,000		425,402
Receive Fixed rate 7.97%
Pay Floating rate 1 Month MXN TIIE	Monthly		1/26/28	28,809,867	MXN	4,410
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	Semi-Annually		11/29/46	761,018	GBP	31,619
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually		12/03/46	399,138	GBP	11,939
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually		1/07/47	688,548	GBP	51,682
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	Semi-Annually		1/05/67	800,000	GBP	54,311
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67	133,000	GBP	6,053
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.34%	Semi-Annually		12/14/67	563,000	GBP	43,351
Total Centrally Cleared Swap Contracts						250,837
OTC Swap Contracts		Counterparty
Receive Fixed rate 6.79%
Pay Floating rate 6 Month INR MIBOR	Semi-Annually	BOFA	3/21/23	66,335,223	INR	$422
Receive Floating rate 3 Month KRW CD
Pay Fixed rate 2.33%	Quarterly	BOFA	3/21/23	1,616,223,767	KRW	(3,520)
Total OTC Swap Contracts						(3,098)
Total Interest Rate Swap Contracts						$247,739

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
Abertis Infraestructuras SA	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/18	2,236,337	EUR	$16,682
Accor SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	860,512	EUR	236,283
Aetna Inc	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	1,459,814		(42,443)
Air China Ltd.	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	1,072,125	HKD	77,333
Air France-KLM	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	510,624	EUR	(136,897)
Alphabet Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,494,657		432,881
Altaba Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	2,881,776		2,025,312
AngloAmerican PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	87,124	GBP	4,480
Anima Holding SpA	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	47,516	EUR	(2,271)
Antofagasta PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	397,114	GBP	104,672
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	846,108	GBP	121,178
Becton Dickinson and Co.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/21/18	102,970		15,589
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	2,073,056	EUR	80,053
Booker Group PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/03/18	1,120,649	GBP	21,504
Booker Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	9/04/19	1,551,460	GBP	275,996
Burberry Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	521,917	GBP	6,196
Caterpillar Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,926,867		753,605
Cathay Pacific Airways	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	5,266,766	HKD	33,293
Celesio AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/02/18	2,365,253	EUR	60,672
Christian Dior SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	787,157	EUR	93,365
Cie Generale des Etablissements Michelin
SCA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	354,302	EUR	7,342
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	329,283	GBP	31,179
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	2,833,442	EUR	75,086
Delta Air Lines Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	2,047,237		59,028
Dixons Carphone PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	460,976	GBP	(8,615)
easyJet PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	136,213	GBP	53,484
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	498,259	EUR	26,285
GKN PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/03/18	2,187,071	GBP	160,581
GKN PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	1,460,473	GBP	3,487
Hain Celestial Group Inc. (The)	1-Day FEDEF + 0.40%	Monthly	MSCS	2/20/19	1,374,822		(6,299)
Hammerson PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	154,164	GBP	(26,871)
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	356,617	GBP	(4,189)
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	3,736,263	EUR	(81,017)
International Consolidated Airlines Group
SA	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	429,240	GBP	120,603
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	1,913,060	GBP	(26,746)
Kering	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	211,870	EUR	123,971
Knight-Swift Transportation Holdings Inc. .	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,369,203		661,019
Ladbrokes Coral Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	1,601,749	GBP	(291)
LafargeHolcim Ltd.	1-Month LIBOR + 0.40%	Monthly	MSCS	7/26/18	3,281,067	CHF	104,687
Las Vegas Sands Corp	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,620,225		270,537
L'Oreal S.A.	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	1,271,906	EUR	11,882
Monster Beverage Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	996,028		253,235
Nestle SA	1-Month LIBOR + 0.40%	Monthly	MSCS	7/26/18	4,803,770	CHF	(108,067)
NVR Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	2,676,749		1,635,212
Orient Overseas International Ltd.	1-Month HIBOR + 0.65%	Monthly	MSCS	1/16/19	4,830,801	HKD	(19,603)
Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	698,464	EUR	226,058
Premier Oil PLC	1-Month LIBOR + 0.40%	Monthly	DBAB	1/17/19	52,938	GBP	(24,039)
Premier Oil PLC	1-Month LIBOR + 0.40%	Monthly	DBAB	1/17/19	18,508	GBP	(8,404)
Remy Cointreau SA	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	318,637	EUR	28,320
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	3,062,861		793,754
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	566,638	GBP	106,335
Rockwell Collins Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/21/18	3,218,504		87,266
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	1,076,778	GBP	72,835
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/18	1,292,171	EUR	45,730
Ryanair Holdings PLC	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	372,656	EUR	(9,490)
Sky PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/03/18	1,114,086	GBP	228,960

53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Sky PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	2,543,815	GBP	$1,467,402
Smith & Nephew PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	795,063	GBP	15,776
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	1,100,340	GBP	72,918
Smurfit Kappa Group PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	763,793	GBP	134,344
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	1,948,905	EUR	138,473
Sports Direct International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/18	674,520	GBP	33,161
Take-Two Interactive Software Inc	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,900,265		1,550,957
Tencent Holdings Ltd.	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	2,880,343	HKD	77,249
UBM PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/03/18	1,082,173	GBP	52,707
UBM PLC	1-Month LIBOR + 0.45%	Monthly	MSCS	2/19/19	720,033	GBP	38,988
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	1,112,428	GBP	(119,652)
Westfield Corp.	1-Month LIBOR + 0.55%	Monthly	MSCS	2/20/20	1,512,073		(514)
							12,502,537
Equity Contracts - Short[b]
51job Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,620,208		41,439
Adidas AG	1-Day EONIA - 0.35%	Monthly	MSCS	4/12/18	1,525,608	EUR	(47,596)
Alibaba Group Holding Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	2,418,306		(887,625)
Altaba Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,127,011		(6,511)
AMAG Pharmaceuticals Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	348,327		(57,772)
Apollo Commercial Real Estate Finance
Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	500,466		1,773
ASM Pacific Technology Ltd.	1-Month HIBOR - 0.75%	Monthly	BNPP	4/27/18	10,746,220	HKD	20,442
ASM Pacific Technology Ltd.	1-Month LIBOR - 1.00%	Monthly	DBAB	7/19/18	4,751,500	HKD	(11,021)
AT&T Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	390,863		7,136
Ayala Land Inc	1-Month LIBOR - 2.21%	Monthly	DBAB	7/20/18	455,175		36,222
Ayala Land Inc	1-Month LIBOR - 0.40%	Monthly	BNPP	9/27/18	347,720		12,455
Becton Dickinson and Co.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/06/19	106,501		(12,114)
Consumer Discretionary Select Sector
SPDR ETF	1-Day FEDEF - 0.30%	Monthly	MSCS	11/08/19	2,013,209		(258,691)
Consumer Staples Select Sector SPDR
ETF	1-Day FEDEF - 0.15%	Monthly	MSCS	11/08/19	1,966,558		(60,631)
Consumer Staples Select Sector SPDR
Fund	1-Day FEDEF - 0.30%	Monthly	MSCS	2/06/19	1,579,122		34,889
CP All PCL	1-Month LIBOR - 1.00%	Monthly	DBAB	2/06/19	307,815		(13,260)
CP All PCL	1-Month LIBOR - 0.75%	Monthly	BNPP	3/27/19	1,786,468		3,583
Ctrip.com International Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	618,949		4,178
CVS Health Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	509,870		55,376
DHT Holdings Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	30,549		1,183
DISH Network Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,177,807		100,163
Envestnet Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	279,641		(676)
Euronet Worldwide Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	390,860		(8,942)
Golar LNG Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,195,163		73,018
GVC Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	2/06/19	1,254,735	GBP	37,989
Haitian International Holdings Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	2,688,120	HKD	(17,303)
Haitian International Holdings Ltd.	1-Month HIBOR - 0.40%	Monthly	BNPP	9/28/18	1,205,100	HKD	(3,618)
Hannon Armstrong Sustainable
Infrastructure Capital Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	168,851		26,726
HubSpot Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	308,656		(19,808)
Hurricane Energy PLC	1-Month LIBOR - 0.55%	Monthly	BNPP	12/31/18	190,206		2,885
Iberdrola SA	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	1,321,051	EUR	(8,356)
Iberdrola SA	1-Month EURIBOR - 0.35%	Monthly	BNPP	4/29/19	175,845	EUR	3,264
IHH Healthcare Bhd	1-Month LIBOR - 3.11%	Monthly	DBAB	9/20/18	354,480	SGD	4,766
Informa PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/03/18	891,256	GBP	(33,280)
Informa PLC	1-Month LIBOR - 0.40%	Monthly	MSCS	9/04/19	590,854	GBP	(28,352)
Insulet Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,413,351		30,971
InterDigital Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,077,573		116,816
Intu Properties PLC	1-Day SONIA - 1.25%	Monthly	MSCS	2/06/19	148,863	GBP	28,121
Invacare Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	315,843		17,438

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument							Value/Unrealized
OTC Swap Contracts (continued)					Notional		Appreciation
Equity Contracts - Short[b] (continued)	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Value*		(Depreciation)
iShares STOXX Europe 600 UCITS ETF .	1-Day EONIA - 0.63%	Monthly	MSCS	1/10/19	16,928	EUR	$ 233
j2 Global Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,674,015		79,014
Japan Tobacco Inc	1-Day MUTSCALM - 0.40%	Monthly	MSCS	11/28/19	228,724	JPY	305
Larsen & Toubro Ltd	1-Month LIBOR - 2.50%	Monthly	DBAB	3/17/18	198,836		6,748
Liberty Braves Group	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	26,082		98
Liberty Media Corp	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	80,630		3,117
Liberty Media Corp	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	612,615		29,227
Liberty Media Corp.-Liberty SiriusXM	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	425,470		2,439
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.40%	Monthly	MSCS	4/12/18	1,495,842	EUR	(35,650)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.40%	Monthly	MSCS	10/30/18	756,437	EUR	(55,942)
Melrose Industries PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/03/18	1,645,459	GBP	(11,160)
Melrose Industries PLC	1-Month LIBOR - 0.40%	Monthly	MSCS	2/06/19	535,267	GBP	8,081
Molina Healthcare Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	824,446		3,769
Nice Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	721,522		(56,663)
Nyrstar NV	1-Month EURIBOR - 0.45%	Monthly	BNPP	4/27/18	133,602	EUR	1,218
Nyrstar NV	1-Month LIBOR - 4.50%	Monthly	DBAB	1/17/19	205,987	EUR	22,319
Oita Bank Ltd	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	912,256		30,277
Outokumpu OYJ	1-Month EURIBOR - 0.35%	Monthly	BNPP	3/27/19	216,053	EUR	(481)
Pacific Basin Shipping Ltd.	1-Month LIBOR - 1.31%	Monthly	DBAB	7/19/18	1,101,447	HKD	(7,495)
Palo Alto Networks Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	577,345		(43,347)
Pattern Energy Group Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	95,263		2,727
Premier Oil PLC	1-Month LIBOR - 12.00%	Monthly	DBAB	1/17/19	48,058	GBP	(2,175)
Primary Health Properties PLC	1-Month LIBOR - 4.50%	Monthly	DBAB	1/17/19	257,730	GBP	(9,224)
Primary Health Properties PLC	1-Month LIBOR - 2.75%	Monthly	BNPP	3/27/19	17,397	GBP	(167)
QIAGEN NV	1-Month EURIBOR - 0.35%	Monthly	BNPP	11/28/18	981,710		1,716
Rambus Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	158,232		(3,003)
Richter Gideon Nyrt	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/19	888,547	EUR	24,289
Richter Gideon Nyrt	1-Month EURIBOR - 0.35%	Monthly	BNPP	3/27/19	183,664	EUR	14,767
S&P 500 Total Return Index	1-Day FEDEF - 0.20%	Monthly	MSCS	11/08/19	1,975,461		(109,391)
SAS AB	1-Month LIBOR - 3.50%	Monthly	DBAB	11/05/18	533,091	SEK	(7,534)
SAS AB	1-Week STIBOR - 3.25%	Monthly	BNPP	1/02/19	385,755	SEK	(1,177)
Seino Holdings Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	36,755,478	JPY	(3,915)
ServiceNow Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,542,942		(85,261)
Ship Finance International Ltd.	1-Month LIBOR - 0.57%	Monthly	DBAB	6/15/19	940,911		40,703
Sibanye Gold Ltd.	1-Month LIBOR - 1.00%	Monthly	DBAB	12/10/18	591,893		103,675
SKF AB	1-Week STIBOR - 0.50%	Monthly	MSCS	8/20/19	45,806	SEK	(539)
Sogefi SpA	1-Month LIBOR - 2.50%	Monthly	DBAB	6/11/18	59,471	EUR	7,759
St. Modwen Properties PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/19	8,348	GBP	(109)
Starwood Property Trust Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	114,580		(1,395)
Suntec Real Estate Investment Trust	1-Month SIBOR - 0.50%	Monthly	BNPP	2/27/19	826,800	SGD	(9,591)
Tesco PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/03/18	877,827	GBP	(42,081)
Tesco PLC	1-Month LIBOR - 0.40%	Monthly	MSCS	2/06/19	1,211,050	GBP	(264,115)
Tesla Inc.	1-Month LIBOR - 1.42%	Monthly	DBAB	6/15/19	1,563,911		(41,267)
The Medicines Co.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,149,752		61,480
The Walt Disney Co.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	1,866,345		66,734
Toho Holdings Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	82,992,000	JPY	(19,295)
UNIBAIL-RODAMCO SE	1-Day FEDEF - 0.40%	Monthly	MSCS	2/20/20	518,077		(1,848)
Unilever NV	1-Day EONIA - 0.35%	Monthly	MSCS	4/12/18	1,269,853	EUR	26,232
United Technologies Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/06/19	1,139,709		(75,419)
Utilities Select Sector SPDR Fund	1-Day FEDEF - 0.15%	Monthly	MSCS	11/08/19	1,954,187		164,604
Vishay Intertechnology Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	782,438		(28,327)
Volvo AB	1-Week STIBOR - 0.50%	Monthly	MSCS	8/20/19	50,382	SEK	(800)
Workday Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,360,553		(24,737)
World Wrestling Entertainment Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	414,491		(19,455)
Wright Medical Group Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	622,049		(3,692)
Yamada Denki Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	168,152,600	JPY	(14,317)
Yamagata Bank Ltd.	1-Month LIBOR - 1.50%	Monthly	DBAB	11/16/18	604,052		13,177
Yamaguchi Financial Group Inc	1-Month LIBOR - 0.40%	Monthly	DBAB	11/16/18	3,149,695		(97,569)
Yuexiu Transport Infrastructure Ltd.	1-Month LIBOR - 1.88%	Monthly	DBAB	7/19/18	4,845,080	HKD	1,962
							(1,175,194

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
Value/Unrealized
Appreciation
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*	(Depreciation)

OTC Swap Contracts (continued)
Fixed Income Contracts - Long[a]
51job Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	1/15/19	1,741,246		$(32,218)
ACS Actividades Finance BV	1-Month LIBOR + 0.90%	Monthly	DBAB	10/22/18	2,177,321	EUR	38,605
Altaba Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	12/01/18	1,235,708		17,704
AMAG Pharmaceuticals Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	865,376		65,163
Apollo Commercial Real Estate Finance Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	3/15/19	1,056,931		(1,961)
Asia View Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	1,118,867		2,484
ASM Pacific Technology Ltd.	1-Month HIBOR + 0.90%	Monthly	BNPP	4/27/18	15,055,012	HKD	(17,253)
ASM Pacific Technology Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/18/18	9,683,556	HKD	33,234
AYC Finance Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/12/18	654,158		(37,136)
AYC Finance Ltd.	1-Month LIBOR + 1.00%	Monthly	BNPP	2/27/19	769,191		(26,216)
Carillion Finance White 2015 Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	22,000	GBP	15,132
Chugoku Electric Power Co. Inc.	1-Month LIBOR + 0.75%	Monthly	BNPP	5/29/18	119,221,800	JPY	(5,663)
CP Foods Holdings Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	463,712		17,839
CP Foods Holdings Ltd	1-Month LIBOR + 0.75%	Monthly	BNPP	3/27/19	1,929,627		(2,266)
Ctrip.com International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,824,082		16,479
Dana Gas Sukuk Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	1/17/19	37,913		890
DHT Holdings Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	305,099		5,268
DISH Network Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,641,928		(75,035)
Envestnet Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	576,421		3,260
Euronet Worldwide Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	586,108		15,052
Golar LNG Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,790,510		(64,745)
Green Plains Inc.	1-Month LIBOR + 1.00%	Monthly	DBAB	10/01/18	290,973		(8,376)
Haitian International Holdings Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/12/18	1,111,639		23,481
Hannon Armstrong Sustainable
Infrastructure Capital Inc.	1-Month LIBOR + 0.40%	Monthly	DBAB	6/15/19	1,275,909		(45,651)
HubSpot Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	437,585		18,432
Hurricane Energy PLC	1-Month LIBOR + 0.80%	Monthly	BNPP	11/28/18	452,229		657
Indah Capital Ltd.	1-Month LIBOR + 1.00%	Monthly	DBAB	9/19/18	532,850	SGD	(4,216)
Insulet Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,852,411		19,597
InterDigital Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,950,079		(131,664)
Invacare Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	501,274		(17,161)
j2 Global Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,581,105		(78,013)
Larsen & Toubro Ltd	1-Month LIBOR + 1.50%	Monthly	DBAB	2/20/19	537,191		(3,374)
Liberty Media Corp	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	683,394		3,803
Liberty Media Corp	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,004,649		(29,063)
Magyar Nemzeti Vagyonkezelo ZRT	1-Month LIBOR + 0.90%	Monthly	DBAB	1/17/19	2,499,994	EUR	12,703
Molina Healthcare Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	884,729		(1,512)
Nice Systems Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,052,974		34,689
Nyrstar NV	1-Month EURIBOR + 0.80%	Monthly	BNPP	4/27/18	860,760	EUR	3,397
Nyrstar NV	1-Month LIBOR + 0.90%	Monthly	DBAB	1/17/19	550,818	EUR	(13,631)
OCI NV	1-Month LIBOR + 0.90%	Monthly	DBAB	9/25/18	509,712	EUR	5,180
Oita Bank Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/18	2,481,125		(136,841)
Outokumpu OYJ	1-Month EURIBOR + 0.80%	Monthly	BNPP	3/27/19	684,528	EUR	3,203
Palo Alto Networks Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	636,503		44,464
Pattern Energy Group Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	619,193		4,162
PB Issuer No. 4 Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	983,153		32,473
PHP Finance Jersey Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	472,875	GBP	15,309
QIAGEN NV	1-Month LIBOR + 0.80%	Monthly	BNPP	10/29/18	1,296,385		(2,584)
Rambus Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	484,391		9,995
SAS AB	1-Month LIBOR + 0.90%	Monthly	DBAB	11/05/18	1,041,146	SEK	5,116
SAS AB	1-Week STIBOR + 0.80%	Monthly	BNPP	1/02/19	2,135,524	SEK	3,833
Seino Holdings Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	10/01/18	37,046,400	JPY	6,983
ServiceNow Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,223,973		92,940
Ship Finance International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,826,514		(6,339)
Sibanye Gold Ltd.	1-Month LIBOR + 1.00%	Monthly	DBAB	12/10/18	1,309,000		(73,474)
Sogefi SpA	1-Month LIBOR + 0.90%	Monthly	DBAB	6/11/18	203,744	EUR	(3,274)
St. Modwen Properties Securities Jersey
Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	303,755	GBP	(1,621)
Starwood Property Trust Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,152,254		10,830
Suntec Real Estate Investment Trust	1-Month SIBOR + 0.75%	Monthly	BNPP	2/27/19	2,297,865	SGD	18,483

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Fixed Income Contracts - Long[a](continued)
Tesla Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,424,587		$80,015
The Medicines Co.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,172,065		(61,735)
Toho Holdings Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	130,762,500	JPY	8,737
Tohoku Electric Power Co. Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	49,191,250	JPY	3,373
Tohoku Electric Power Co. Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	207,444,993	JPY	11,196
Vishay Intertechnology Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	870,606		47,329
Workday Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,613,753		47,943
World Wrestling Entertainment Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	543,598		20,503
Wright Medical Group NV	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,086,542		12,494
Yamada Denki Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/16/18	178,695,020	JPY	(4,512)
Yamagata Bank Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/18	2,817,500		(12,449)
Yamaguchi Financial Group Inc	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/18	3,842,000		103,593
							38,040
Fixed Income Contracts - Short[b]
iBoxx USD Liquid Investment Grade Index	1-Month LIBOR	Monthly	JPHQ	3/20/18	951,000		19,394
iBoxx USD Liquid Investment Grade Index	1-Month LIBOR	Monthly	JPHQ	3/20/18	1,238,000		24,319
iBoxx USD Liquid Investment Grade Index	1-Month LIBOR	Monthly	JPHQ	3/20/18	1,409,000		29,611
							73,324
Total Return Swap Contracts							$11,438,707

* In U.S. dollars unless otherwise indicated.
[a] The Fund receives the total return on the underlying instrument and pays a variable financing rate.
[b] The Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations
Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	CAD	Canadian Dollar	ARM	Adjustable Rate Mortgage
BOFA	Bank of America, N.A.	CHF	Swiss Franc	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BZWS	Barclays Bank PLC	COP	Colombian Peso	BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
DBAB	Deutsche Bank A.G.	CZK	Czech Koruna	BURBOR	Budapest Interbank Offered Rate
GSCO	Goldman Sachs International	EGP	Egyptian Pound	CABA	Canadian Banker’s Acceptance
JPHQ	JP Morgan Chase Bank, N.A.	EUR	Euro	CAC	Cotation Assistee en Continu
MSCO	Morgan Stanley & Co., LLC	GBP	British Pound	CBOT	Chicago Board of Trade
MSCS	Morgan Stanley Capital Services LLC	HKD	Hong Kong Dollar	CD	Certificate of Deposit
UBSW	UBS AG	HUF	Hungarian Forint	DAX	Deutscher Aktienindex
		INR	Indian Rupee	DJIA	Dow Jones Industrial Average
Index		JPY	Japanese Yen	EONIA	Euro OverNight Index Average
CDX.EM	CDX Emerging Markets Index	KRW	South Korean Won	ETF	Exchange Traded Fund
CDX.NA.HY	CDX North America High Yield Index	MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
CDX.NA.IG	CDX North America Investment Grade Index	PEN	Peruvian Nuevo Sol	FEDEF	Federal Funds Effective Rate
		PHP	Philippine Peso	FHLMC	Federal Home Loan Mortgage Corp.
		PLN	Polish Zloty	FRN	Floating Rate Note
		RUB	Russian Ruble	FTSE	Financial Times Stock Exchange
		SEK	Swedish Krona	HIBOR	Hong Kong Interbank Offer Rate
		SGD	Singapore Dollar	HONIX	Hong Kong Overnight Index Rate
		USD	United States Dollar	LIBOR	London InterBank Offered Rate
		ZAR	South African Rand	MIB	Milano Italia Borsa
				MIBOR	Mumbai Interbank Offered Rate
				MUTSCALM	Bank of Japan Estimate Unsecured Overnight Call Rate
				PIK	Payment In-Kind
				PRIBOR	Prague Interbank Offered Rate
				PRIME	United States prime rate
				REIT	Real Estate Investment Trust
				SIBOR	Singapore Interbank Offered Rate
				SONIA	Sterling Overnight Index Average
				SPDR	S&P Depositary Receipt
				SPI	Swiss Performance Index
				STIBOR	Stockholm Interbank Offered Rate
				TIIE	Interbank Equilibrium Interest Rate
				TOPIX	Tokyo Price Index
				ULSD	Ultra-Low Sulfur Diesel

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2018 (unaudited)
Franklin K2 Global Macro Opportunities Fund

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes 7.4%
Banks 3.5%
JP Morgan Structured Products BV, zero cpn.,
7/19/18	Egypt	6,341,000	EGP	$336,240
8/02/18	Egypt	8,972,000	EGP	474,560
				810,800

Oil, Gas & Consumable Fuels 3.9%
Petrobras Global Finance BV, senior note,
5.375%, 1/27/21	Brazil	156,000		161,070
8.375%, 5/23/21	Brazil	109,000		122,284
6.125%, 1/17/22	Brazil	186,000		196,202
6.25%, 3/17/24	Brazil	93,000		97,185
Petroleos Mexicanos, senior note,
6.00%, 3/05/20	Mexico	89,000		93,597
6.375%, 2/04/21	Mexico	126,000		134,946
[a,b]FRN, Reg S, 5.186%, (3-Month USD LIBOR + 3.65%), 3/11/22	Mexico	42,000		46,158
[b]Reg S, 5.375%, 3/13/22	Mexico	40,000		41,900
				893,342

Total Corporate Bonds and Notes (Cost $1,679,226)				1,704,142

Foreign Government and Agency Securities 9.8%
Government of Argentina,
3.75%, 2/08/19	Argentina	3,490,000	ARS	177,522
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	228,585	EUR	192,220
7.82%, 12/31/33	Argentina	119,721	EUR	163,590
[b]senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000	EUR	125,465
senior note, 5.625%, 1/26/22	Argentina	92,000		93,932
senior note, 4.625%, 1/11/23	Argentina	66,000		63,377
senior note, 5.875%, 1/11/28	Argentina	20,000		18,728
[b]Government of Peru, senior bond, Reg S,
8.20%, 8/12/26	Peru	226,000	PEN	86,373
6.95%, 8/12/31	Peru	279,000	PEN	100,256
Government of Russia,
7.75%, 9/16/26	Russia	6,961,000	RUB	130,836
8.50%, 9/17/31	Russia	18,818,000	RUB	374,400
[b]senior note, Reg S, 5.00%, 4/29/20	Russia	100,000		104,156
Government of South Africa,
5.50%, 3/09/20	South Africa	100,000		103,985
8.75%, 2/28/48	South Africa	4,124,706	ZAR	338,475
R186, 10.50%, 12/21/26	South Africa	449,000	ZAR	43,683
Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	143,000		152,298
Total Foreign Government and Agency Securities
(Cost $2,165,638)				2,269,296

Total Investments before Short Term Investments
(Cost $3,844,864)				3,973,438

59 Quarterly Consolidated Statement of Investments| See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

	Country	Shares		Value

Short Term Investments 76.7%
Money Market Funds 76.2%
[c,d]Dreyfus Government Cash Management, Institutional Shares, 1.26%	United States	5,249,180		$ 5,249,180
[c]Fidelity Investments Money Market Funds, 1.26%	United States	12,352,456		12,352,456
Total Money Market Funds (Cost $17,601,636)				17,601,636
			Principal
			Amount*

Repurchase Agreements (Cost $113,401) 0.5%
[e]Joint Repurchase Agreement, 1.356%, 3/01/18		United States	113,401	113,401
(Maturity Value $113,405)
BNP Paribas Securities Corp. (Maturity Value $52,790)
Deutsche Bank Securities Inc. (Maturity Value $11,785)
HSBC Securities (USA) Inc. (Maturity Value $46,191)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,639)
Collateralized by U.S. Government Agency Securities, 0.00% -
2.25%, 10/01/18 - 1/29/21; [f]U.S. Treasury Bill, 3/08/18 -
1/31/19; U.S. Treasury Note, 0.75% - 3.625%, 4/15/18 -
6/30/22; and U.S. Treasury Bond 8.125%, 8/15/21 (valued at	,
$115,733)
Total Investments (Cost $21,559,901) 93.9%				21,688,475
Other Assets, less Liabilities 6.1%				1,404,263

Net Assets 100.0%				$23,092,738

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2018, the aggregate value of these securities was $504,308, representing 2.2% of net assets.
cThe rate shown is the annualized seven-day yield at period end.
dA portion or all of the security is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
eInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2018, all repurchase agreements had been entered into on that date.
fThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At February 28, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts[a]
Aluminum	Long	6	$319,425	3/19/18	$ 4,727
Aluminum	Short	6	319,425	3/19/18	6,835
Aluminum	Long	6	320,175	6/18/18	(8,867)
Brent Crude Oil	Long	6	388,380	3/29/18	(4,240)
Cocoa	Short	4	87,118	5/15/18	(6,106)
Coffee	Short	2	91,500	5/18/18	1,232
Copper	Long	6	1,035,525	3/19/18	9,345
Copper	Short	6	1,035,525	3/19/18	13,023
Copper	Long	1	78,313	5/29/18	(1,077)
Copper	Long	3	520,725	6/18/18	(12,858)
Copper	Short	1	173,575	6/18/18	5,203
Corn	Long	1	19,100	5/14/18	(28)
Gold 100 Oz	Long	2	263,580	4/26/18	(5,545)
Hard Red Winter Wheat	Short	1	26,113	5/14/18	(1,666)
Low Sulphur Gas Oil	Long	5	289,375	4/12/18	(10,183)
Low Sulphur Gas Oil	Long	1	57,825	5/10/18	548
Natural Gas	Short	6	160,020	3/27/18	2,166
Nickel	Long	2	165,030	3/19/18	23,796
Nickel	Short	2	165,030	3/19/18	(14,415)
Nickel	Long	1	82,830	6/18/18	(1,946)
NY Harbor ULSD	Long	8	639,576	3/29/18	(29,233)
RBOB Gasoline	Long	5	404,166	3/29/18	(14,527)
Soybean	Long	1	52,775	5/14/18	585
Soybean Meal	Long	1	39,470	5/14/18	1,407
Soybean Oil	Short	3	58,014	5/14/18	472
Sugar	Short	1	14,986	4/30/18	322
Wheat	Short	7	173,250	5/14/18	(11,119)
WTI Crude Oil	Long	4	246,560	3/20/18	(6,029)
Zinc	Long	5	432,500	3/19/18	27,279
Zinc	Short	5	432,500	3/19/18	(2,327)
Zinc	Long	4	344,650	6/18/18	(574)
Zinc	Short	1	86,162	6/18/18	(1,803)
			8,523,198		(35,603)
Currency Contracts
AUD/USD	Long	1	77,780	3/19/18	(282)
AUD/USD	Short	10	777,800	3/19/18	3,803
CAD/USD	Short	1	77,960	3/20/18	3,470
CHF/USD	Short	2	265,225	3/19/18	(4,030)
EUR/USD	Long	8	1,221,700	3/19/18	37,118
EUR/USD	Short	24	3,665,100	3/19/18	(114,207)
GBP/USD	Long	6	516,675	3/19/18	9,217
GBP/USD	Short	2	172,225	3/19/18	(2,536)
JPY/USD	Short	1	117,325	3/19/18	(471)
NZD/USD	Long	6	432,780	3/19/18	(4,644)
NZD/USD	Short	1	72,130	3/19/18	(432)
USD/NOK	Long	1	100,012	3/19/18	(2,490)
			7,496,712		(75,484)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Amsterdam Index	Long	1	$130,626	3/16/18	$3,345
CAC 40 10 Euro Index	Long	1	64,892	3/16/18	(452)
DAX Index	Short	1	379,192	3/16/18	(2,130)
DJIA Mini E-CBOT Index	Short	6	751,140	3/16/18	4,473
E-Mini Russell 2000 Index	Long	1	75,560	3/16/18	(706)
FTSE/JSE Top 40 Index	Long	1	43,512	3/15/18	(428)
FTSE/MIB Index	Long	1	137,873	3/16/18	(5,824)
Hang Seng China Enterprises Index	Long	1	78,892	3/28/18	(2,738)
Mini MSCI EAFE Index	Long	1	101,825	3/16/18	908
Mini MSCI Emerging Market Index	Long	2	118,300	3/16/18	7,081
Nasdaq 100 E-Mini Index	Short	3	411,900	3/16/18	(531)
Nikkei 225 Index	Short	1	207,132	3/08/18	386
OMX Stockholm 30 Index	Long	1	18,972	3/16/18	348
S&P/TSX 60 Index	Long	1	142,254	3/15/18	(4,768)
SPI 200 Index	Long	2	233,048	3/15/18	1,803
TOPIX Index	Long	1	165,706	3/08/18	(2,613)
			3,060,824		(1,846)
Interest Rate Contracts
3 Month EURIBOR	Short	1	303,888	6/15/20	(155)
10 Yr. Mini Japan Government Bond	Long	4	565,650	3/12/18	627
90 Day Bank Bill	Long	1	773,096	9/13/18	362
90 Day Bank Bill	Long	2	1,545,851	12/13/18	214
90 Day Bank Bill	Long	1	772,736	3/07/19	35
90 Day Eurodollar	Short	3	732,037	9/17/18	4,644
90 Day Eurodollar	Short	5	1,218,375	12/17/18	6,902
90 Day Eurodollar	Short	4	973,850	3/18/19	6,167
90 Day Eurodollar	Short	4	972,900	6/17/19	3,529
90 Day Eurodollar	Short	3	729,188	9/16/19	4,757
90 Day Eurodollar	Short	2	485,750	12/16/19	3,046
90 Day Eurodollar	Short	2	485,650	3/16/20	3,134
90 Day Eurodollar	Short	2	485,575	6/15/20	2,971
90 Day Sterling	Short	3	511,000	12/19/18	(36)
90 Day Sterling	Short	4	680,783	3/20/19	(175)
90 Day Sterling	Short	1	170,058	6/19/19	(1)
90 Day Sterling	Short	7	1,189,442	9/18/19	593
90 Day Sterling	Short	5	848,999	12/18/19	684
90 Day Sterling	Short	7	1,187,996	3/18/20	740
90 Day Sterling	Short	8	1,357,022	6/17/20	1,834
Australian 3 Yr. Bond	Long	1	86,431	3/15/18	(98)
Australian 10 Yr. Bond	Short	3	297,964	3/15/18	366
Canadian 10 Yr. Bond	Short	11	1,128,803	6/20/18	(6,652)
Euro BOBL	Short	6	959,215	3/08/18	2,786
Euro-BTP Italian Government Bond	Long	4	667,829	3/08/18	(8,512)
Euro-Bund	Short	7	1,361,621	3/08/18	(9,093)
Euro-Buxl 30 Yr. Bond	Short	1	197,079	3/08/18	7,313
Euro-OAT	Long	1	187,490	3/08/18	182
Long Gilt	Long	1	166,692	6/27/18	770
Long Gilt	Short	7	1,166,844	6/27/18	(2,934)
U.S. Treasury 2 Yr. Note	Short	5	1,062,344	6/29/18	524

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
						Value/Unrealized
			Number of	Notional		Expiration	Appreciation
Description		Type	Contracts	Amount*		Date	(Depreciation)
Interest Rate Contracts (continued)
U.S. Treasury 5 Yr. Note	Short		25	$2,848,242		6/29/18	$3,161
U.S. Treasury 10 Yr. Note	Short		49	5,882,297		6/20/18	4,979
U.S. Treasury Long Bond	Short		5	717,188		6/20/18	(2,649)
			32,719,885				30,015
Total Futures Contracts						$	(82,918)

*As of period end.
[a]A portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.

At February 28, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	797,990	244,669		3/02/18	$1,724	$(624)
Brazilian Real	JPHQ	Sell	797,990	246,674		3/02/18	904	–
South Korean Won	JPHQ	Sell	88,817,030	81,935		3/14/18	–	(100)
Peruvian Nuevo Sol	JPHQ	Buy	286,882	87,783		3/15/18	–	(13)
Peruvian Nuevo Sol	JPHQ	Sell	286,882	87,598		3/15/18	–	(172)
Brazilian Real	JPHQ	Buy	493,092	150,000		3/21/18	1,527	–
Brazilian Real	JPHQ	Sell	488,510	150,000		3/21/18	1,217	(1,337)
Chilean Peso	JPHQ	Buy	252,371,135	400,000		3/21/18	24,059	–
Chilean Peso	JPHQ	Sell	240,328,640	400,000		3/21/18	2,016	(5,839)
Chinese Yuan	JPHQ	Buy	1,322,317	205,772		3/21/18	3,375	(488)
Chinese Yuan	JPHQ	Sell	1,160,675	174,543		3/21/18	–	(8,610)
Czech Koruna	JPHQ	Sell	3,508,768	138,879	EUR	3/21/18	5,657	(4,627)
Euro	JPHQ	Buy	9,556	11,635		3/21/18	85	(41)
Euro	JPHQ	Sell	406,181	483,048		3/21/18	–	(13,359)
Euro	JPHQ	Sell	271,483	6,913,557	CZK	3/21/18	2,813	(2,205)
Euro	JPHQ	Sell	232,245	71,788,465	HUF	3/21/18	1,758	(6,148)
Euro	JPHQ	Sell	400,000	3,867,983	NOK	3/21/18	8,058	(6,748)
Euro	JPHQ	Sell	450,000	1,891,288	PLN	3/21/18	15,278	(12,437)
Euro	JPHQ	Sell	500,000	4,970,144	SEK	3/21/18	5,723	(15,986)
Hungarian Forint	JPHQ	Buy	57,314,613	230,645		3/21/18	–	(7,540)
Hungarian Forint	JPHQ	Sell	57,314,613	223,071		3/21/18	956	(990)
Hungarian Forint	JPHQ	Sell	103,501,374	331,246	EUR	3/21/18	7,940	(6,006)
Indian Rupee	JPHQ	Buy	37,343,804	577,118		3/21/18	–	(5,344)
Indian Rupee	JPHQ	Sell	37,409,164	578,296		3/21/18	5,522	–
Indonesian Rupiah	JPHQ	Buy	1,153,741,438	84,245		3/21/18	–	(453)
Indonesian Rupiah	JPHQ	Sell	1,153,741,438	85,545		3/21/18	1,753	–
Japanese Yen	JPHQ	Buy	8,524,754	80,149		3/21/18	–	(122)
Mexican Peso	JPHQ	Buy	7,843,281	411,662		3/21/18	5,125	(2,181)
Mexican Peso	JPHQ	Sell	11,288,112	592,873		3/21/18	3,663	(7,494)
New Israeli Shekel	JPHQ	Buy	1,038,757	300,000		3/21/18	199	(1,190)
New Israeli Shekel	JPHQ	Sell	354,517	100,000		3/21/18	–	(2,049)
Norwegian Krone	JPHQ	Sell	4,416,393	450,000	EUR	3/21/18	11,157	(20,849)
Philippine Peso	JPHQ	Buy	2,558,937	50,000		3/21/18	–	(925)
Philippine Peso	JPHQ	Sell	2,616,650	50,000		3/21/18	–	(182)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Polish Zloty	JPHQ	Sell	628,703	150,000	EUR	3/21/18	$3,317	$(3,758)
Romanian Leu	JPHQ	Sell	630,625	134,988	EUR	3/21/18	860	(1,235)
Russian Ruble	JPHQ	Buy	29,786,735	509,890		3/21/18	17,157	–
Russian Ruble	JPHQ	Sell	52,473,035	922,219		3/21/18	2,875	(9,119)
Singapore Dollar	JPHQ	Buy	397,783	300,000		3/21/18	946	(589)
Singapore Dollar	JPHQ	Sell	65,418	50,000		3/21/18	604	–
South Korean Won	JPHQ	Buy	217,444,354	200,000		3/21/18	863	–
South Korean Won	JPHQ	Sell	217,444,354	202,658		3/21/18	1,797	(3)
Swedish Krona	JPHQ	Sell	11,910,628	1,200,000	EUR	3/21/18	37,571	(10,798)
Taiwan Dollar	JPHQ	Buy	2,921,235	100,000		3/21/18	353	(187)
Taiwan Dollar	JPHQ	Sell	2,975,900	100,000		3/21/18	–	(2,040)
Thailand Baht	JPHQ	Buy	8,026,422	250,000		3/21/18	5,851	–
Thailand Baht	JPHQ	Sell	3,193,052	100,000		3/21/18	241	(2,023)
Turkish Lira	JPHQ	Buy	2,226,247	575,834		3/21/18	7,048	(1,097)
Turkish Lira	JPHQ	Sell	1,462,717	377,332		3/21/18	–	(4,920)
Japanese Yen	JPHQ	Sell	9,115,155	82,785		3/22/18	–	(2,791)
South African Rand	JPHQ	Buy	10,810,667	892,335		3/22/18	26,812	(5,701)
South African Rand	JPHQ	Sell	12,517,166	984,516		3/22/18	1,009	(74,128)
Australian Dollar	MSCO	Buy	2,084,000	1,652,066		3/23/18	978	(34,355)
Australian Dollar	MSCO	Sell	2,084,000	1,616,052		3/23/18	8,801	(11,438)
British Pound	MSCO	Buy	1,047,000	1,414,614		3/23/18	30,112	(1,621)
British Pound	MSCO	Sell	561,000	772,983		3/23/18	6,356	(6,615)
Canadian Dollar	MSCO	Buy	1,034,000	820,336		3/23/18	15	(14,163)
Canadian Dollar	MSCO	Sell	1,560,000	1,229,368		3/23/18	13,365	(295)
Euro	MSCO	Buy	1,377,000	1,667,494		3/23/18	24,356	(8,693)
Euro	MSCO	Sell	463,000	564,454		3/23/18	3,773	(5,261)
Japanese Yen	MSCO	Buy	289,168,000	2,648,485		3/23/18	67,365	(852)
Japanese Yen	MSCO	Sell	216,045,000	1,946,850		3/23/18	–	(81,598)
Mexican Peso	MSCO	Buy	6,519,000	339,617		3/23/18	6,010	(1,142)
Mexican Peso	MSCO	Sell	8,571,000	437,430		3/23/18	457	(15,948)
New Zealand Dollar	MSCO	Buy	1,383,000	1,007,940		3/23/18	2,093	(12,827)
New Zealand Dollar	MSCO	Sell	941,000	663,375		3/23/18	999	(16,130)
Swiss Franc	MSCO	Buy	1,078,000	1,137,001		3/23/18	14,510	(7,509)
Swiss Franc	MSCO	Sell	1,005,000	1,053,425		3/23/18	5,426	(18,535)
South Korean Won	JPHQ	Buy	87,433,479	80,950		3/26/18	–	(179)
South Korean Won	JPHQ	Sell	87,433,479	81,420		3/26/18	648	–
Brazilian Real	JPHQ	Buy	700,167	215,728		4/03/18	–	(862)
Brazilian Real	JPHQ	Sell	159,504	48,980		4/03/18	32	–
Brazilian Real	JPHQ	Buy	163,338	50,000		6/20/18	–	(278)
Chilean Peso	JPHQ	Buy	177,507,270	300,000		6/20/18	–	(2,088)
Indian Rupee	JPHQ	Buy	13,168,436	200,000		6/20/18	–	(352)
Philippine Peso	JPHQ	Buy	2,635,400	50,000		6/20/18	287	–
Russian Ruble	JPHQ	Buy	16,955,164	300,000		6/20/18	–	(2,788)
South Korean Won	JPHQ	Buy	214,382,854	200,000		6/20/18	–	(1,471)

Total Forward Exchange Contracts							$403,396	$(497,448)
Net unrealized appreciation (depreciation)								$(94,052)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At February 28, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment					Unamortized
	Rate					Upfront	Unrealized
	Received	Payment Maturity		Notional		Payments	Appreciation
Description	(Paid) Frequency		Date	Amount[a]	Value Receipts		(Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00%)	Quarterly	12/20/21	191,000	$(1,346)	$5,408	$(6,754)
Government of South Africa	(1.00%)	Quarterly	12/20/21	275,000	1,115	18,824	(17,709)
Government of South Africa	(1.00%)	Quarterly	6/20/22	168,000	2,024	8,826	(6,802)
Government of South Korea	(1.00%)	Quarterly	12/20/21	207,885	(4,416)	(5,982)	1,566
Government of South Korea	(1.00%)	Quarterly	12/20/22	27,280	(612)	(652)	40
Government of Turkey	(1.00%)	Quarterly	6/20/21	405,000	2,571	24,334	(21,763)
Government of Turkey	(1.00%)	Quarterly	12/20/21	43,000	516	2,630	(2,114)
Contracts to Sell Protection[c,d]
Single Name
Government of Russia	1.00%	Quarterly	12/20/21	393,000	2,703	(14,594)	17,297	BB+
Government of South Africa	1.00%	Quarterly	12/20/22	111,000	(2,200)	(2,056)	(144)	BB+
Government of Turkey	1.00%	Quarterly	12/20/22	105,000	(3,094)	(4,748)	1,654	BB+
Total Credit Default Swap Contracts					$(2,739)	$31,990	$(34,729)

[a]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[b]Based on Standard and Poor's (S&P) Rating for single name swaps.
[c]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps.
[d]The fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)
At February 28, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

						Value/Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency		Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 1.14%
Pay Floating rate 6 Month BURBOR	Annually		3/21/23	61,768,731	HUF	$(855)
Receive Fixed rate 7.97%
Pay Floating rate 1 Month MXN TIIE	Monthly		1/26/28	3,022,929	MXN	462
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.80%	Annually		3/21/23	1,285,718	CZK	(277)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually		3/21/23	2,675,197	CZK	(199)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually		3/21/23	6,123,824	CZK	(2,214)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.64%	Annually		3/21/23	3,784,788	CZK	679
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	Semi-Annually		2/28/67	71,000	GBP	7,505
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67	60,000	GBP	2,731
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually		1/07/47	85,166	GBP	6,392
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	Semi-Annually		11/29/46	78,445	GBP	3,260
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually		12/03/46	38,267	GBP	1,144
Total Centrally Cleared Swap Contracts						$18,628
OTC Swap Contracts		Counterparty
Receive Fixed rate 6.79%
Pay Floating rate 6 Month INR
MIBOR	Semi-Annually	BOFA	3/21/23	6,434,655	INR	41
Receive Floating rate 3 Month KRW CD
Pay Fixed rate 2.33%	Quarterly	BOFA	3/21/23	169,544,229	KRW	(369)
Total OTC Swap Contracts						$(328)
Total Interest Rate Swap Contracts						$18,300

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

BOFA	Bank of America, N.A.	ARS	Argentine Peso	BURBOR	Budapest Interbank Offered Rate
JPHQ	JP Morgan Chase Bank, N.A.	AUD	Australian Dollar	CAC	Cotation Assistee en Continu
MSCO	Morgan Stanley & Co., LLC	CAD	Canadian Dollar	CBOT	Chicago Board of Trade
		CHF	Swiss Franc	CD	Certificate of Deposit
		CZK	Czech Koruna	DAX	Deutscher Aktienindex
		EGP	Egyptian Pound	DJIA	Dow Jones Industrial Average
		EUR	Euro	EAFE	Europe, Australasia & Far East
		GBP	British Pound	EURIBOR	Euro Interbank Offered Rate
		HUF	Hungarian Forint	FRN	Floating Rate Note
		INR	Rupee Indian	FTSE	Financial Times Stock Exchange
		JPY	Japanese Yen	JSE	Johannesburg Stock Exchange Index
		KRW	South Korean Won	LIBOR	London InterBank Offered Rate
		MXN	Mexican Peso	MIB	Milano Italia Borsa
		NOK	Norwegian Krone	MIBOR	Munbai Interbank Offered Rate
		NZD	New Zealand Dollar	MSCI	Morgan Stanley Capital International
		PEN	Peruvian Nuevo Sol	OAT	Obligations Assimilables du Tresor
		PLN	Polish Zloty	OMX	Stockholm Stock Exchange
		RUB	Russian Ruble	PRIBOR	Prague Interbank Offered Rate
		SEK	Swedish Krona	SPI	Swiss Performance Index
		USD	United States Dollar	TIIE	Interbank Equilibrium Interest Rate
		ZAR	South African Rand	TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange
				ULSD	Ultra-Low Sulfur Diesel

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, February 28, 2018 (unaudited)
Franklin K2 Long Short Credit Fund

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests 4.4%
Consumer Finance 0.4%
[a,b]iPayment Inc.	United States	466,839	$317,451
Equity Real Estate Investment Trusts (REITs) 1.5%
[c]Gaming and Leisure Properties Inc.	United States	3,500	116,410
[a,c]iStar Inc.	United States	3,186	32,178
[c]Safety Income & Growth Inc.	United States	5,211	90,776
[a,c]Vici Properties Inc.	United States	49,052	958,967
			1,198,331
Independent Power & Renewable Electricity
Producers 0.6%
[c]NRG Yield Inc., A	United States	28,846	443,651
[c]NRG Yield Inc., C	United States	4,155	65,026
			508,677
Media 1.5%
[a]Altice NV, A	Netherlands	44,984	432,788
[a,c]DISH Network Corp., A	United States	1,940	80,879
[a]Postmedia Network Canada Corp.	Canada	56,068	43,694
[c,d]Time Warner Inc.	United States	7,216	670,799
			1,228,160
Metals & Mining 0.1%
Vedanta Resources PLC	India	7,509	75,982
Multiline Retail 0.1%
Hudson's Bay Co.	Canada	5,989	45,646
Oil, Gas & Consumable Fuels 0.1%
Targa Resources Corp.	United States	2,211	98,721
Pharmaceuticals 0.0%†
[a,c]Sanofi, Contingent Value, rts., 12/31/20	France	26,594	10,632
Software 0.1%
[a]Dell Technologies Inc., V	United States	1,261	93,680
Total Common Stocks and Other Equity Interests
(Cost $3,568,151)			3,577,280

Convertible Preferred Stocks (Cost $158,563) 0.3%
Independent Power & Renewable Electricity
Producers 0.3%
[a,c]Dynegy Inc., 7.00%, cvt. pfd.	United States	2,582	211,233

Preferred Stocks 0.4%
Consumer Finance 0.3%
[a,b]iPayment Inc., pfd.	United States	2,989	298,900
Thrifts & Mortgage Finance 0.1%
[a,c]FHLMC, 8.375%, pfd., Z	United States	6,442	45,416

68 Quarterly Statement of Investments| See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Shares/
	Country	Rights		Value

Preferred Stocks (continued)
Thrifts & Mortgage Finance (continued)
[a,c]FNMA, 8.25%, pfd., S	United States	3,325		$23,441
				68,857
Total Preferred Stocks (Cost $364,155)				367,757

		Principal
		Amount*

Convertible Bonds 3.1%
Energy Equipment & Services 1.2%
[c]SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	187,000		175,879
[c]Weatherford International Ltd., senior note, 5.875%, 7/01/21	United States	844,000		804,562
				980,441
Equity Real Estate Investment Trusts (REITs) 0.5%
[c,e]iStar Inc., senior note, 144A, 3.125%, 9/15/22	United States	456,000		437,025
Independent Power & Renewable Electricity
Producers 1.0%
[c,e]NRG Yield Inc., senior note, 144A, 3.50%, 2/01/19	United States	217,000		216,457
[c]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	559,000		556,857
				773,314
Internet & Direct Marketing Retail 0.2%
[c,e]Wayfair Inc., senior note, 144A, 0.375%, 9/01/22	United States	144,000		146,097
Internet Software & Services 0.1%
[c]Pandora Media Inc., senior note, 1.75%, 12/01/20	United States	106,000		96,089
Semiconductors & Semiconductor Equipment 0.1%
[c]Sunpower Corp., senior note, 4.00%, 1/15/23	United States	87,000		70,418
Total Convertible Bonds (Cost $2,579,729)				2,503,384

Corporate Bonds and Notes 38.4%

Banks 0.6%
[f]JP Morgan Structured Products BV, Reg S, zero cpn.,
7/19/18	Egypt	7,078,000	EGP	375,320
8/02/18	Egypt	2,677,000	EGP	141,596
				516,916
Commercial Services & Supplies 2.9%
[e]Harland Clarke Holdings Corp., senior note, 144A, 9.25%, 3/01/21	United States	1,524,000		1,581,150
R.R. Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	296,000		296,740
[c]senior bond, 6.00%, 4/01/24	United States	221,000		215,199
[c]senior note, 7.00%, 2/15/22	United States	231,000		236,775
				2,329,864
Communications Equipment 0.5%
[c,e]Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	396,000		372,735
Construction & Engineering 0.1%
Engility Corp., senior note, 8.875%, 9/01/24	United States	91,000		96,801

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	21,000		$21,893
				118,694

Construction Materials 0.3%
[c,e]Standard Industries Inc., senior note, 144A, 5.50%, 2/15/23	United States	218,000		224,540
Consumer Finance 1.3%
[e]Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	727,000		739,722
[e]iPayment Inc., second lien, 144A, 10.75%, 4/15/24	United States	245,000		277,463
				1,017,185

Containers & Packaging 1.0%
[e]Coveris Holdings SA, senior note, 144A, 7.875%, 11/01/19	Luxembourg	783,000		780,729

Diversified Financial Services 2.2%
[f]Citigroup Global Markets Holdings Inc., senior note, Reg S, zero
cpn., 3/15/18	Egypt	9,342,693	EGP	526,870
[e]Opal Acquisition Inc., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	473,000		425,700
senior secured, first lien, 7.50%, 7/01/24	United States	788,000		788,985
				1,741,555

Diversified Telecommunication Services 2.8%
[c,e]Altice Finco SA, secured bond, 144A, 8.125%, 1/15/24	Luxembourg	134,000		137,308
[c]AT&T Inc., senior note, 2.85%, 2/14/23	United States	175,000		174,365
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	178,000		175,107
[c]8.875%, 9/15/20	United States	111,000		111,034
[c]10.50%, 9/15/22	United States	176,000		150,700
[c,e]Intelsat Jackson Holdings SA, senior secured note, first lien,
144A, 9.50%, 9/30/22	Luxembourg	939,000		1,079,850
Sprint Capital Corp., senior bond,
6.875%, 11/15/28	United States	199,000		190,543
8.75%, 3/15/32	United States	195,000		212,063
				2,230,970

Energy Equipment & Services 1.2%
[e]Jonah Energy LLC / Jonah Energy Finance Corp., senior note,
144A, 7.25%, 10/15/25	United States	182,000		173,810
[c,e]Transocean Inc., senior note, 144A,
9.00%, 7/15/23	United States	107,000		115,694
7.50%, 1/15/26	United States	395,000		398,950
[e]Weatherford International LLC, senior note, 144A, 9.875%,
3/01/25	United States	19,000		18,739
[c]Weatherford International Ltd., senior note, 5.125%, 9/15/20	United States	247,000		248,852
				956,045

Equity Real Estate Investment Trusts (REITs) 0.9%
[c]iStar Inc., senior note, 5.25%, 9/15/22	United States	227,000		222,744
[c,e]Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC,
senior note, 144A, 7.125%, 12/15/24	United States	345,000		310,931
[c,e]Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC,
senior secured note, 144A, 6.00%, 4/15/23	United States	225,000		218,250
				751,925

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Food & Staples Retailing 0.3%
[f]ESAL GmbH, senior note, Reg S, 6.25%, 2/05/23	Brazil	205,000		$195,839
[f]JBS Investments GmbH, senior note, Reg S, 7.25%, 4/03/24	Brazil	34,000		33,915
				229,754

Food Products 2.1%
Deutsche Bank AG/London, zero cpn.,
8/28/18	Germany	3,300,000	EGP	172,929
8/30/18	Germany	5,000,000	EGP	261,558
[c,e]JBS USA LLC/Finance Inc., senior bond, 144A, 6.75%, 2/15/28	Brazil	1,309,000		1,300,557
				1,735,044

Hotels, Restaurants & Leisure 2.5%
[e]Golden Nugget Inc., senior note, 144A,
6.75%, 10/15/24	United States	271,000		278,452
8.75%, 10/01/25	United States	248,000		261,640
[c,e]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior
secured note, second lien, 144A, 10.25%, 11/15/22	United States	527,000		578,383
[e]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%,
10/15/24	United States	735,000		761,644
[e]Rivers Pittsburgh Borrower LP / Finance Corp., secured note,
144A, 6.125%, 8/15/21	United States	139,000		132,050
				2,012,169

Household Durables 1.3%
[c,e]K Hovnanian Enterprises Inc., secured note, 144A, 10.00%,
7/15/22	United States	963,000		1,055,689

Independent Power & Renewable Electricity Producers 0.6%
[c,e]Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19	Spain	437,000		457,757
Insurance 0.0%†
[e]Ambac Assurance Corp., sub. bond, 144A, 5.10%, 6/07/20	United States	2		3
[e,g]Ambac LSNI LLC, senior secured note, 144A, FRN, 6.811%, (3-
Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	9		10
				13

Machinery 0.1%
[e]Titan International Inc., senior secured note, 144A, 6.50%,
11/30/23	United States	66,000		67,485
Media 6.2%
[c,e]Altice Luxembourg SA, senior note, 144A, 7.75%, 5/15/22	Luxembourg	230,000		215,338
[e]American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	151,210		159,716
sub. note, zero cpn., 3/01/22	United States	2,417,010		2,126,969
[e]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%,
3/15/22	United States	489,000		514,672
The McClatchy Co.,
senior bond, 7.15%, 11/01/27	United States	48,000		52,320
senior bond, 6.875%, 3/15/29	United States	563,000		596,780
senior secured note, first lien, 9.00%, 12/15/22	United States	83,000		86,942
[e]Meredith Corp., senior note, 144A, 6.875%, 2/01/26	United States	540,000		558,225
[c,e,h] Postmedia Network Inc., secured note, second lien, 144A, PIK,
10.25%, 7/15/23	Canada	509,863		589,529
[f]Unitymedia GmbH, secured bond, Reg S, 3.75%, 1/15/27	Germany	100,000	EUR	128,863
				5,029,354

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)

Oil, Gas & Consumable Fuels 4.8%
Cheniere Corpus Christi Holdings LLC, senior secured bond,
5.125%, 6/30/27	United States	153,000		$155,295
[e]Endeavor Energy Resources LP / EER Finance Inc., senior note,
144A, 5.50%, 1/30/26	United States	38,000		37,810
[f,g]EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN,
Reg S, 7.316%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	92,105		94,178
[e]Halcon Resources Corp., senior note, 144A, 6.75%, 2/15/25	United States	46,000		46,575
[c,e]Jones Energy Holdings LLC / Jones Energy Finance Corp., senior
secured note, 144A, 9.25%, 3/15/23	United States	269,000		264,293
[c,e]Moss Creek Resources Holdings Inc., senior note, 144A, 7.50%,
1/15/26	United States	595,000		608,388
[e]Par Petroleum LLC / Petroleum Finance Corp., first lien, 144A,
7.75%, 12/15/25	United States	58,000		58,290
Petrobras Global Finance BV, senior note,
5.375%, 1/27/21	Brazil	102,000		105,315
8.375%, 5/23/21	Brazil	298,000		334,319
6.125%, 1/17/22	Brazil	377,000		397,678
6.25%, 3/17/24	Brazil	168,000		175,560
Petroleos Mexicanos, senior note,
6.375%, 2/04/21	Mexico	108,000		115,668
6.875%, 8/04/26	Mexico	59,000		64,894
[f,g]FRN, Reg S, 5.186%, (3-Month USD LIBOR + 3.65%), 3/11/22	Mexico	66,000		72,534
[f]Reg S, 5.375%, 3/13/22	Mexico	75,000		78,562
[f]Reg S, 1.875%, 4/21/22	Mexico	100,000	EUR	123,259
[c,e]Sable Permian Resources Land LLC, senior secured note, first
lien, 144A, 13.00%, 11/30/20	United States	1,005,000		1,162,031
				3,894,649

Paper & Forest Products 2.8%
[c,e,h] ARD Securities Finance SARL, senior secured note, 144A, PIK,
8.75%, 1/31/23	Luxembourg	363,127		378,560
[e]Mercer International Inc., senior note, 144A, 5.50%, 1/15/26	Canada	36,000		35,910
[c]Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	1,765,000		1,826,775
				2,241,245

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV, senior bond,
4.10%, 10/01/46	Israel	150,000		111,084
[e]Valeant Pharmaceuticals International, senior note, 144A,
6.375%, 10/15/20	United States	156,000		157,365
				268,449

Real Estate Management & Development 0.4%
[e]Hunt Cos. Inc., senior secured note, 144A, 6.25%, 2/15/26	United States	310,000		304,187

Semiconductors & Semiconductor Equipment 0.4%
[c]Broadcom Corp. / Broadcom Cayman Finance Ltd., senior bond,
3.50%, 1/15/28	United States	355,000		328,441

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Specialty Retail 1.2%
[c,e]PetSmart Inc., 144A,
senior note, 8.875%, 6/02/25	United States	853,000		$548,052
senior secured note, first lien, 5.875%, 6/01/25	United States	555,000		435,675
				983,727

Trading Companies & Distributors 1.4%
[c,e]HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	1,092,000		1,147,965

Wireless Telecommunication Services 0.2%
Digicel Group Ltd., senior note,
[c,e]144a, 8.25%, 9/30/20	Bermuda	132,000		123,915
[f]Reg S, 8.25%, 9/30/20	Bermuda	43,000		40,366
				164,281
Total Corporate Bonds and Notes (Cost $28,996,988)				30,961,367

Foreign Government and Agency Securities 5.9%
Government of Argentina,
3.75%, 2/08/19	Argentina	6,529,000	ARS	332,103
7.82%, 12/31/33	Argentina	276,597	EUR	377,949
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	328,282	EUR	276,057
[f]senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000	EUR	250,930
senior note, 5.625%, 1/26/22	Argentina	131,000		133,751
senior note, 4.625%, 1/11/23	Argentina	122,000		117,152
senior note, 5.875%, 1/11/28	Argentina	43,000		40,264
[f]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000		226,500
[f]Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000		206,000
[f]Government of Peru, senior bond, Reg S,
8.20%, 8/12/26	Peru	417,000	PEN	159,370
6.95%, 8/12/31	Peru	485,000	PEN	174,279
Government of Russia,
7.75%, 9/16/26	Russia	12,346,000	RUB	232,051
8.50%, 9/17/31	Russia	34,572,000	RUB	687,840
[f]senior note, Reg S, 5.00%, 4/29/20	Russia	200,000		208,312
Government of South Africa,
5.50%, 3/09/20	South Africa	215,000		223,568
8.75%, 2/28/48	South Africa	7,743,293	ZAR	635,418
R186, 10.50%, 12/21/26	South Africa	818,000	ZAR	79,582
Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	263,000		280,100
[f]National Highways Authority of India, senior note, Reg S, 7.30%,
5/18/22	India	10,000,000	INR	153,518
Total Foreign Government and Agency Securities
(Cost $4,549,580)				4,794,744

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 31.2%
Diversified Financial Services 11.6%
[i]Bear Stearns ALT-A Trust, 2004-6, B1, FRN, 4.471%, (1-Month
USD LIBOR + 2.85%), 7/25/34	United States	346,495		355,533
[i]Equity One Mortgage Pass-Through Trust, 2002-2, AV1, FRN,
2.181%, (1-Month USD LIBOR + 0.56%), 10/25/32	United States	363,559		327,137
[e,i]Grippen Park CLO Ltd., 2017-1A, D, 144A, FRN, 5.045%, (3-
Month USD LIBOR + 3.30%), 1/20/30	United States	500,000		512,439

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[i]GSAMP Trust, 2004-HE2, M2, FRN, 3.271%, (1-Month USD
LIBOR + 1.65%), 9/25/34	United States	151,063	$147,411
[e,i]GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 2.011%,
(1-Month USD LIBOR + 0.45%), 12/26/36	United States	659,892	384,333
[e,i]Hospitality Mortgage Trust, 2017-HIT, F, 144A, FRN, 6.079%, (1-
Month USD LIBOR + 4.50%), 5/08/30	United States	400,000	404,381
[e,i]J.P. Morgan Chase Commercial Mortgage Securities Trust, 2018-
ASH8, F, 144A, FRN, 5.557%, (1-Month USD LIBOR +
4.00%), 2/15/35	United States	1,000,000	1,003,375
[j]Master Adjustable Rate Mortgages Trust, 2004-10, B1, FRN,
3.645%, 10/25/34	United States	541,228	337,252
[i]National Collegiate Student Loan Trust, 2007-4, A3A2, FRN,
5.121%, (28-DayT-Bill), 3/25/38	United States	1,000,000	950,135
[e,i]Palmer Square CLO Ltd., 2017-1A, 144A, FRN, 4.941%, (3-
Month USD LIBOR + 3.50%), 5/21/29	United States	1,000,000	1,017,400
[i]RAAC Series Trust, FRN,
2005-SP3, M3, 4.121%, (1-Month USD LIBOR + 2.50%), 12/25/35	United States	800,000	829,222
2007-SP1, M1, 2.191%, (1-Month USD LIBOR + 0.57%), 3/25/37	United States	100,000	98,968
[e]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	966,667	967,956
[i]Terwin Mortgage Series Trust, 2003-6HE M2, FRN, 4.246%, (1-
Month USD LIBOR + 2.63%), 11/25/33	United States	219,008	187,502
[e]VOLT LIV LLC, 2017-NPL1, A1, 144A, 3.50%, 2/25/47	United States	129,214	129,441
[e]VOLT LVII LLC, 2017-NPL4, A1, 144A, 3.375%, 4/25/47	United States	366,136	366,871
[e]Wendys Funding LLC, 2018-1A, A2I, 144A, 3.573%, 3/15/48	United States	750,000	736,963
[e,i]Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 6.073%, (3-
Month USD LIBOR + 4.30%), 8/01/22	United States	595,616	597,810
			9,354,129

Mortgage Real Estate Investment Trusts (REITs) 19.6%
[j]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN,
3.735%, 11/25/35	United States	218,878	195,316
[j]Banc of America Mortgage Trust, 2005-L, 3A1, FRN, 3.63%,
1/25/36	United States	482,637	456,628
[e,j]BCAP LLC Trust, 144A, FRN,
2009-RR6, 3A1, 3.561%, 12/26/37	United States	511,951	513,216
2010-RR1, 1A4, 3.594%, 3/26/37	United States	483,756	421,435
[j]Bear Stearns ARM Trust, 2006-2, 4A1, FRN, 3.581%, 7/25/36	United States	88,276	83,885
[e,i]BX Trust, 2017-APPL, E, 144A, FRN, 4.738%, (1-Month USD
LIBOR + 3.15%), 7/15/34	United States	1,733,407	1,749,810
[e,i]Citigroup Mortgage Loan Trust, 2008-RR1, A1A1, 144A, FRN,
1.691%, (1-Month USD LIBOR + 0.07%), 1/25/37	United States	890,673	755,167
COMM Mortgage Trust, 2006-C8, AJ, 5.377%, 12/10/46	United States	1,501,693	1,512,896
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	245,460	251,148
[i]2005-IM1, A1, FRN, 2.221%, (1-Month USD LIBOR + 0.60%),
1/25/36	United States	209,076	200,230
2006-4CB, 2A3, 5.50%, 4/25/36	United States	112,322	107,985
Credit Suisse First Boston Mortgage Securities Corp.,
2002-9, 1A2, 7.50%, 3/25/32	United States	545,871	618,538
[e,i]2004-CF2, 2M2, 144A, FRN, 3.021%, (1-Month USD LIBOR +
1.40%), 5/25/44	United States	357,421	330,886
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	855,832	545,298

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[e,j]FHLM Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A,
FRN, 4.00%, 8/25/56	United States	400,000	$392,500
[j]GSAA Home Equity Trust, 2006-18, AF2A, FRN, 5.629%,
11/25/36	United States	363,710	203,673
Home Equity Mortgage Trust, 2004-6, M2, 5.821%, 4/25/35	United States	218,233	220,483
[e,i]Hyatt Hotel Portfolio Trust, 2017-HYT2, F, 144A, FRN, 4.638%,
(1-Month USD LIBOR + 3.05%), 8/09/32	United States	625,000	631,920
[i]Impac CMB Trust, FRN,
2004-8, 3B, 4.246%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	185,056	178,726
2004-9, 1A2, 2.501%, (1-Month USD LIBOR + 0.88%), 1/25/35	United States	854,248	804,748
2005-2, 2B, 4.096%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	207,035	197,252
2005-4, 2B1, 4.096%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	195,112	187,534
[i]IndyMac Home Equity Loan Asset-Backed Trust, 2001-A, AV,
FRN, 2.141%, (1-Month USD LIBOR + 0.52%), 3/25/31	United States	736,039	713,549
[i]IndyMac INDX Mortgage Loan Trust, FRN,
2004-AR14, 2A1A, 2.341%, (1-Month USD LIBOR + 0.72%),
1/25/35	United States	926,860	799,565
2005-16IP, A1, 2.261%, (1-Month USD LIBOR + 0.64%),
7/25/45	United States	298,188	288,888
2006-AR29, A2, 1.701%, (1-Month USD LIBOR + 0.08%),
11/25/36	United States	223,252	208,664
JPMorgan Chase Commercial Mortgage Securities Trust,
2006-LDP9, AM, 5.372%, 5/15/47	United States	246,192	247,858
[j]2007-LD11, AM, FRN, 6.04%, 6/15/49	United States	235,946	239,733
[j]JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.22%, 8/25/36	United States	495,022	421,313
2007-A2, 2A1, 3.683%, 4/25/37	United States	333,139	325,648
[j]MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN,
3.604%, 10/25/32	United States	82,115	83,346
[e,i]Motel 6 Trust, 2017-MTL6, E, 144A, FRN, 4.838%, (1-Month USD
LIBOR + 3.25%), 8/15/34	United States	395,836	399,666
[j]Provident Funding Mortgage Loan Trust, 2003-1, B1, FRN,
3.351%, 8/25/33	United States	91,926	86,831
[i]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2,
FRN, 2.321%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	189,679
[j]Structured Adjustable Rate Mortgage Loan Series Trust, 2004-4,
B1, FRN, 3.561%, 4/25/34	United States	436,889	364,423
[i]WaMu Mortgage Pass-Through Certificates Trust, 2007-OA3,
2A1A, FRN, 1.961%, (1 Year CMT + 0.76%), 4/25/47	United States	81,048	80,715
[j]Washington Mutual MSC Mortgage Pass-Through Certificates
Series Trust, FRN,
2003-AR2, M, 2.847%, 5/25/33	United States	165,728	145,200
2003-AR3, B1, 3.415%, 6/25/33	United States	402,380	359,032
[j]Wells Fargo Mortgage Backed Securities Trust, 2004-G, B1, FRN,
3.349%, 6/25/34	United States	279,363	258,755
			15,772,161
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $24,363,628)			25,126,268

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*	Value

Options Purchased 0.2%
Calls – Exchange-Traded 0.1%
Buckeye Partners LP, May Strike Price $50.00, Expires 5/18/18	United States	81	8,100	$4,050
The Macerich Co., March Strike Price $65.00, Expires 3/16/18	United States	16	1,600	720
Mallinckrodt PLC, March Strike Price $20.00, Expires 3/16/18	United States	16	1,600	160
Sinclair Broadcast Group Inc., A, June Strike Price $40.00,
Expires 6/15/18	United States	186	18,600	16,740
SunPower Corp., June Strike Price $9.00, Expires 6/15/18	United States	3	300	129
SunPower Corp., June Strike Price $10.00, Expires 6/15/18	United States	46	4,600	1,150
Time Warner Inc., August Strike Price $100.00, Expires 8/17/18	United States	84	8,400	23,100
Trinity Industries Inc., July Strike Price $40.00, Expires 7/20/18	United States	18	1,800	675
				46,724
Puts – Exchange-Traded 0.1%
American Axle & Manufacturing Holdings Inc., January Strike
Price $15.00, Expires 1/18/19	United States	29	2,900	6,670
Express Scripts Holding Co., May Strike Price $70.00, Expires
5/18/18	United States	28	2,800	5,824
GameStop Corp., January Strike Price $10.00, Expires 1/18/19	United States	93	9,300	6,510
Nielsen Holdings PLC, August Strike Price $30.00, Expires	United
8/17/18	Kingdom	49	4,900	8,453
PetMed Express Inc., September Strike Price $40.00, Expires
9/21/18	United States	24	2,400	11,760
Quad/Graphics Inc., April Strike Price $20.00, Expires 4/20/18	United States	29	2,900	435
S&P 500 Index, March Strike Price $2,550.00, Expires 3/16/18	United States	34	3,400	21,760
S&P 500 Index, March Strike Price $2,575.00, Expires 3/29/18	United States	6	600	9,480
S&P 500 Index, March Strike Price $2,600.00, Expires 3/29/18	United States	6	600	10,800
Teva Pharmaceutical Industries Ltd., ADR, January Strike Price
$20.00, Expires 1/18/19	Israel	41	4,100	14,350
U.S. Treasury 10 Yr. Note, March Strike Price $120.00, Expires
3/23/18	United States	41	41,000	21,781
				117,823

Receiver Swaptions – Over-the Counter 0.0%†
Interest Rate 0.0%†
Receive Fixed rate 2.05%, pay Floating rate 3 Month USD-
LIBOR, Counterparty GSCO, Expires 5/14/18	United States	1	1,103,026	122
Total Options Purchased (Cost $209,786)				164,669

		Principal
	Country	Amount*

U.S. Government and Agency Securities 1.7%
U.S. Treasury Bond,
3.00%, 5/15/47	United States	295,800	288,376
2.75%, 8/15/47	United States	417,000	386,401
U.S. Treasury Note, 1.875%, 9/30/22	United States	690,000	667,643
Total U.S. Government and Agency Securities
(Cost $1,387,422)			1,342,420

Total Investments before Short Term Investments
(Cost $66,178,002)			69,049,122

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares	Value

Short Term Investments 15.4%
Money Market Funds (Cost $10,783,491) 13.4%
[k]Fidelity Investments Money Market Funds, 1.26%	United States	10,783,491	$10,783,491

		Principal
		Amount*

Repurchase Agreements (Cost $1,651,536) 2.0%
[l]Joint Repurchase Agreement, 1.356%, 3/01/18	United States	1,651,536	1,651,536
(Maturity Value $1,651,599)
BNP Paribas Securities Corp. (Maturity Value $768,819)
Deutsche Bank Securities Inc. (Maturity Value $171,634)
HSBC Securities (USA) Inc. (Maturity Value $672,713)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $38,433)
Collateralized by U.S. Government Agency Securities,
0.00% - 2.25%, 10/01/18 - 1/29/21; [m]U.S. Treasury Bill,
3/08/18 - 1/31/19; U.S. Treasury Note, 0.75% - 3.625%,
4/15/18 - 6/30/22; and U.S. Treasury Bond, 8.125%,
8/15/21 (valued at $1,685,507)
Total Investments (Cost $78,613,029) 101.0%			81,484,149
Options Written (0.1)%			(87,097)
Securities Sold Short (14.4)%			(11,677,093)
Other Assets, less Liabilities 13.5%			10,922,741
Net Assets 100.0%			$80,642,700

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*	Value

Options Written (0.1)%
Calls – Exchange-Traded (0.0)%†
The Macerich Co., March Strike Price $75.00, Expires 3/16/18	United States	16	1,600	$(80)
Sinclair Broadcast Group Inc., A, June Strike Price $50.00,
Expires 6/15/18	United States	93	9,300	(5,812)
Time Warner Inc., August Strike Price $105.00, Expires 8/17/18	United States	84	8,400	(7,140)
				(13,032)
Puts – Exchange-Traded (0.1)%
Gaming and Leisure Properties Inc., April Strike Price $35.00,
Expires 4/20/18	United States	28	2,800	(7,350)
Mallinckrodt PLC, March Strike Price $12.50, Expires 3/16/18	United States	27	2,700	(189)
Mallinckrodt PLC, March Strike Price $20.00, Expires 3/16/18	United States	16	1,600	(5,712)
NRG Yield Inc., A, June Strike Price $20.00, Expires 6/15/18	United States	78	7,800	(37,830)
NRG Yield Inc., C, August Strike Price $15.00, Expires 8/17/18	United States	134	13,400	(10,720)
Time Warner Inc., August Strike Price $85.00, Expires 8/17/18	United States	56	5,600	(12,264)
				(74,065)
Total Options Written (Premiums Received $61,454)				(87,097)

		Country	Shares

Securities Sold Short (14.4)%
Common Stocks (0.7)%
Energy Equipment & Services (0.1)%
SEACOR Holdings Inc.		United States	894	(37,110)
Weatherford International PLC		United States	18,956	(49,854)
				(86,964)
Equity Real Estate Investment Trusts (REITs) (0.3)%
Seritage Growth Properties, A		United States	6,061	(229,106)
Internet & Direct Marketing Retail (0.1)%
Wayfair Inc., A		United States	895	(69,291)
Media (0.0)%†
Altice USA Inc., A		United States	271	(4,932)
Metals & Mining (0.1)%
Vedanta Ltd., ADR		India	4,320	(87,178)
Pharmaceuticals (0.0)%†
Mallinckrodt PLC		United States	1,600	(26,688)
Professional Services (0.1)%
CoStar Group Inc.		United States	107	(36,608)
Total Common Stocks (Proceeds $625,635)				(540,767)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (13.7)%
Auto Components (0.1)%
[e]American Axle & Manufacturing Inc., 144A,
senior bond, 6.50%, 4/01/27	United States	40,000		$(41,450)
senior note, 6.25%, 4/01/25	United States	68,000		(70,422)
				(111,872)
Chemicals (0.8)%
[e]CVR Partners LP / CVR Nitrogen Finance Corp., senior note,
144A, 9.25%, 6/15/23	United States	355,000		(377,631)
[f]K+S AG, Reg S,
senior bond, 3.00%, 6/20/22	Germany	83,000	EUR	(107,167)
senior note, 2.625%, 4/06/23	Germany	134,000	EUR	(168,050)
				(652,848)
Commercial Services & Supplies (0.6)%
Quad/Graphics Inc., senior note, 7.00%, 5/01/22	United States	108,000		(111,915)
[e]West Corp., senior note, 144A, 8.50%, 10/15/25	United States	455,000		(443,625)
				(555,540)
Communications Equipment (0.2)%
[f]Matterhorn Telecom SA, senior secured note, Reg S, 4.00%,
11/15/27	Luxembourg	100,000	EUR	(119,863)
Construction & Engineering (0.1)%
[f]Astaldi SpA, senior note, Reg S, 7.125%, 12/01/20	Italy	57,000	EUR	(52,849)
Diversified Financial Services (0.5)%
[f]Garfunkelux Holdco 2 SA, secured note, Reg S, 11.00%,
11/01/23	Luxembourg	200,000	GBP	(287,710)
[f,g]Hema Bondco I BV, senior secured note, FRN, Reg S, 6.25%, (3-
Month EURIBOR + 6.25%), 7/15/22	Netherlands	100,000	EUR	(122,763)
				(410,473)
Diversified Telecommunication Services (0.4)%
AT&T Inc., senior bond, 4.55%, 3/09/49	United States	167,000		(153,187)
Verizon Communications Inc., senior bond, 4.522%, 9/15/48	United States	182,000		(172,646)
				(325,833)
Electric Utilities (1.2)%
Enel Finance International NV, senior bond, 1.966%, 1/27/25	Italy	444,000	EUR	(572,921)
[f]Eskom Holdings SOC Ltd., senior bond, Reg S, 7.125%, 2/11/25	South Africa	200,000		(210,585)
[e]Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	172,000		(172,430)
				(955,936)
Energy Equipment & Services (0.1)%
[e]Precision Drilling Corp., senior note, 144A, 7.125%, 1/15/26	Canada	109,000		(110,226)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
[e]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	22,000		(22,000)
Food & Staples Retailing (0.3)%
[f]Rallye SA, senior note, Reg S, 4.00%, 4/02/21	France	200,000	EUR	(247,695)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Health Care Providers & Services (1.0)%
[e]Mallinckrodt International Finance SA / Mallinckrodt CB LLC,
senior note, 144A, 5.75%, 8/01/22	United States	569,000		$(506,410)
[e]Surgery Center Holdings Inc., senior note, 144A, 6.75%, 7/01/25	United States	167,000		(157,815)
[e]West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25	United States	109,000		(109,000)
				(773,225)
Hotels, Restaurants & Leisure (0.8)%
[e]CRC Escrow Issuer LLC / CRC Finco Inc., senior note, 144A,
5.25%, 10/15/25	United States	514,000		(503,720)
[e]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%,
10/15/24	United States	166,000		(172,017)
				(675,737)
Independent Power and Renewable Electricity
Producers (0.4)%
Calpine Corp., senior bond, 5.75%, 1/15/25	United States	337,000		(316,780)
Internet Software & Services (0.2)%
[e]Rackspace Hosting Inc., senior note, 144A, 8.625%, 11/15/24	United States	125,000		(130,625)
Machinery (0.5)%
[f]Galapagos Holding SA, senior secured note, first lien, Reg S,
7.00%, 6/15/22	Luxembourg	117,000	EUR	(121,081)
John Deere Capital Corp., senior note, 2.80%, 3/06/23	United States	179,000		(175,883)
[f]Loxam SAS, senior sub. note, Reg S, 6.00%, 4/15/25	France	100,000	EUR	(131,598)
				(428,562)
Media (1.6)%
Altice Luxembourg SA, senior bond,
[e]144A, 7.625%, 2/15/25	Luxembourg	434,000		(383,548)
[f]Reg S, 6.25%, 2/15/25	Luxembourg	300,000	EUR	(342,723)
AMC Entertainment Holdings Inc., senior note, 5.75%, 6/15/25	United States	100,000		(97,625)
Discovery Communications LLC, senior bond, 5.20%, 9/20/47	United States	182,000		(181,320)
DISH DBS Corp., senior note, 7.75%, 7/01/26	United States	291,000		(287,726)
				(1,292,942)
Multiline Retail (0.5)%
Kohl's Corp., senior bond, 4.25%, 7/17/25	United States	89,000		(90,563)
Target Corp., senior bond, 3.625%, 4/15/46	United States	322,000		(293,845)
				(384,408)
Oil, Gas & Consumable Fuels (0.1)%
Halcon Resources Corp., senior note, 6.75%, 2/15/25	United States	46,000		(46,690)
Pharmaceuticals (1.3)%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	403,000		(398,275)
[e]Horizon Pharma Inc. / Horizon Pharma USA Inc., senior note,
144A, 8.75%, 11/01/24	United States	101,000		(108,575)
Mylan NV, senior note, 3.95%, 6/15/26	United States	145,000		(140,493)
Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%,
2/01/36	Israel	76,000		(71,955)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, senior bond,
3.15%, 10/01/26	Israel	441,000		$(360,326)
				(1,079,624)
Road & Rail (0.1)%
The Hertz Corp., senior note, 7.375%, 1/15/21	United States	67,000		(67,000)
Semiconductors & Semiconductor Equipment (0.2)%
QUALCOMM Inc., senior bond, 3.45%, 5/20/25	United States	206,000		(199,792)
Specialty Retail (0.5)%
[e]Gamestop Corp., senior note, 144A, 6.75%, 3/15/21	United States	95,000		(97,731)
[e]Staples Inc., senior note, 144A, 8.50%, 9/15/25	United States	296,000		(284,900)
				(382,631)
Trading Companies & Distributors (0.7)%
GATX Corp., senior bond, 4.85%, 6/01/21	United States	279,000		(293,268)
[f]Noble Group Ltd., Reg S,
senior bond, 6.75%, 1/29/20	Hong Kong	317,000		(154,538)
senior note, 8.75%, 3/09/22	Hong Kong	200,000		(102,292)
				(550,098)
Transportation Infrastructure (0.6)%
[f]Atlantia SpA E, senior bond, Reg S, 1.875%, 7/13/27	Italy	411,000	EUR	(506,589)
Wireless Telecommunication Services (0.9)%
[f]Digicel Group Ltd., senior note, Reg S, 7.125%, 4/01/22	Bermuda	265,000		(230,219)
Sprint Corp., senior note, 7.625%, 3/01/26	United States	398,000		(397,005)
[f]Wind Tre SpA, senior secured note, Reg S, 3.125%, 1/20/25	Italy	100,000	EUR	(109,264)
				(736,488)
Total Corporate Bonds and Notes (Proceeds $11,259,680)				(11,136,326)

Total Securities Sold Short (Proceeds $11,885,315)				$(11,677,093)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At February 28, 2018, the aggregate value of these securities and/or cash pledged amounted to $19,946,785, representing 24.7% of net assets.
dA portion or all of the security is held in connection with written option contracts open at period end.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2018, the net value of these securities was $30,434,714, representing
37.7% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2018, the aggregate value of these securities was $175,225, representing 0.2% of net assets.
gThe coupon rate shown represents the rate at period end.
hIncome may be received in additional securities and/or cash.
iThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
jAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate ate period end.
kThe rate shown is the annualized seven-day yield at period end.
lInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2018, all repurchase agreements had been entered into on that date.
mThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

				Value/Unrealized
		Number of	Notional Expiration		Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini Index	Short	1	$135,720	3/16/18	$(3,034)
Interest Rate Contracts
Euro-BOBL	Short	3	479,608	3/08/18	5,237
Euro-Buxl 30 Yr. Bond	Short	2	394,159	3/08/18	14,625
U.S. Treasury 5 Yr. Note	Short	6	683,578	6/29/18	(643)
U.S. Treasury 10 Yr. Note	Short	6	720,281	6/20/18	(1,465)
			2,277,626		17,754
Total Futures Contracts					$14,720

*As of period end.

At February 28, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation

Brazilian OTC Forward Real Exchange Contracts	JPHQ	Buy	1,453,059	445,516		3/02/18	$3,141	$(1,135)
Brazilian Real	JPHQ	Sell	1,453,059	449,168		3/02/18	1,646	–
South Korean Won	JPHQ	Sell	156,953,227	144,791		3/14/18	–	(178)
Peruvian Nuevo Sol	JPHQ	Buy	506,969	155,126		3/15/18	–	(21)
Peruvian Nuevo Sol	JPHQ	Sell	506,969	154,800		3/15/18	–	(305)
Chinese Yuan	JPHQ	Buy	746,156	116,139		3/21/18	1,603	–
Chinese Yuan	JPHQ	Sell	2,139,435	322,040		3/21/18	–	(15,559)
Czech Koruna	JPHQ	Sell	6,101,830	241,513	EUR	3/21/18	9,838	(8,046)
Euro	JPHQ	Buy	234,233	290,717		3/21/18	196	(4,649)
Euro	JPHQ	Sell	471,879	12,016,804	CZK	3/21/18	4,888	(3,832)
Euro	JPHQ	Sell	1,067,790	1,270,059		3/21/18	–	(34,923)
Euro	JPHQ	Sell	229,660	70,695,056	HUF	3/21/18	915	(6,400)
Hungarian Forint	JPHQ	Buy	99,527,522	400,517		3/21/18	–	(13,093)
Hungarian Forint	JPHQ	Sell	70,695,056	227,924	EUR	3/21/18	5,993	(2,630)
Hungarian Forint	JPHQ	Sell	99,527,522	386,831		3/21/18	1,235	(1,828)
Indian Rupee	JPHQ	Buy	30,810,045	478,395		3/21/18	–	(6,661)
Indian Rupee	JPHQ	Sell	42,251,041	656,440		3/21/18	9,532	–
Indonesian Rupiah	JPHQ	Buy	2,127,902,258	155,378		3/21/18	–	(837)
Indonesian Rupiah	JPHQ	Sell	2,127,902,258	157,774		3/21/18	3,233	–
Japanese Yen	JPHQ	Buy	14,765,370	138,823		3/21/18	–	(212)
Mexican Peso	JPHQ	Buy	14,210,283	745,558		3/21/18	9,471	(3,853)
Mexican Peso	JPHQ	Sell	20,490,265	1,075,912		3/21/18	6,596	(13,825)
Romanian Leu	JPHQ	Sell	1,095,075	234,406	EUR	3/21/18	1,493	(2,145)
Russian Ruble	JPHQ	Buy	14,143,328	244,951		3/21/18	5,301	–
Russian Ruble	JPHQ	Sell	55,455,470	964,579		3/21/18	22	(16,675)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Turkish Lira	JPHQ	Buy	2,575,120	661,580	3/21/18	$11,377	$–
Turkish Lira	JPHQ	Sell	2,575,120	664,055	3/21/18	–	(8,902)
Japanese Yen	JPHQ	Sell	15,836,142	143,825	3/22/18	–	(4,849)
South African Rand	JPHQ	Buy	14,505,819	1,205,616	3/22/18	27,988	(7,938)
South African Rand	JPHQ	Sell	21,080,263	1,661,344	3/22/18	523	(120,354)
South Korean Won	JPHQ	Buy	159,370,968	147,552	3/26/18	–	(323)
South Korean Won	JPHQ	Sell	159,370,969	148,409	3/26/18	1,180	–
British Pound	JPHQ	Buy	900,000	1,268,483	3/29/18	–	(27,612)
British Pound	JPHQ	Sell	1,000,000	1,401,795	3/29/18	23,049	–
Canadian Dollar	JPHQ	Sell	80,000	64,172	3/29/18	1,790	–
Brazilian Real	JPHQ	Buy	1,309,697	403,530	4/03/18	–	(1,612)
Brazilian Real	JPHQ	Sell	298,186	91,566	4/03/18	59	–
Euro	JPHQ	Buy	360,000	453,155	9/28/18	–	(6,468)
Euro	JPHQ	Sell	720,000	906,552	9/28/18	13,178	–

Total Forward Exchange Contracts						$144,247	$(314,865)
Net unrealized appreciation (depreciation)							$(170,618)

  *In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment					Unamortized
	Rate						Upfront	Unrealized

	Received	Payment		Maturity	Notional		Payments Appreciation
Description	(Paid)	Frequency		Date	Amount[a]	Value (Receipts)		(Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly		12/20/21	301,000	$(2,121)	$8,523	$(10,644)
Government of Mexico	(1.00%)	Quarterly		12/20/22	23,000	58	166	(108)
Government of South
Africa	(1.00%)	Quarterly		12/20/21	394,000	1,597	26,965	(25,368)
Government of South
Africa	(1.00%)	Quarterly		6/20/22	376,000	4,530	19,788	(15,258)
Government of South
Korea	(1.00%)	Quarterly		12/20/21	355,184	(7,545)	(10,020)	2,475
Government of South
Korea	(1.00%)	Quarterly		12/20/22	50,290	(1,128)	(1,201)	73
Government of Turkey	(1.00%)	Quarterly		12/20/20	503,000	278	41,382	(41,104)
Government of Turkey	(1.00%)	Quarterly		6/20/21	159,000	1,009	10,950	(9,941)
Government of Turkey	(1.00%)	Quarterly		12/20/21	98,000	1,176	5,993	(4,817)
Government of Turkey	(1.00%)	Quarterly		6/20/22	6,000	125	316	(191)

Traded Index
CDX.NA.HY.25	(5.00%)	Quarterly		12/20/20	1,416,200	(83,898)	14,162	(98,060)
CDX.NA.HY.28	(5.00%)	Quarterly		6/20/22	891,000	(66,795)	(65,793)	(1,002)

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly		6/20/21	457,000	4,066	(33,432)	37,498	BB+
Government of Russia	1.00%	Quarterly		12/20/21	189,000	1,300	(7,018)	8,318	BB+
Government of South
Africa	1.00%	Quarterly		12/20/22	184,000	(3,646)	(3,412)	(234	) BB+
Government of Turkey	1.00%	Quarterly		12/20/22	136,000	(4,007)	(6,150)	2,143	BB+
Total Centrally Cleared Swap Contracts						$(155,001)	$1,219	$(156,220)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty
Altice Luxembourg S.A. . (5.00%)		Quarterly	BZWS	12/20/22	18,000EUR	1,841	337	1,504
Altice Luxembourg S.A. . (5.00%)		Quarterly	BZWS	12/20/22	74,000EUR	7,570	1,042	6,528
Altice Luxembourg S.A. . (5.00%)		Quarterly	JPHQ	12/20/22	94,000EUR	9,616	2,180	7,436
American Axle &
Manufacturing Holdings
Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	283,000	(37,001)	(31,286)	(5,715)
Avis Budget Group, Inc. . (5.00%)		Quarterly	GSCO	12/20/22	234,000	(21,394)	(21,394)	–
Avis Budget Group, Inc. . (5.00%)		Quarterly	GSCO	12/20/22	150,000	(15,567)	(10,585)	(4,982)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment					Unamortized
	Rate						Upfront Unrealized

	Received	Payment		Maturity	Notional		Payments Appreciation
Description	(Paid)	Frequency	Counterparty	Date	Amount[a]	Value (Receipts) (Depreciation)		Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Avis Budget Group, Inc. . (5.00%)		Quarterly	JPHQ	12/20/22	75,000	$(7,784)	$(4,179)	$(3,605)
Caterpillar Financial
Services Corp.	(1.00%)	Quarterly	JPHQ	6/20/21	618,000	(15,516)	1,732	(17,248)
Dell Inc	(1.00%)	Quarterly	JPHQ	12/20/22	75,000	3,572	3,568	4
Dell Inc	(1.00%)	Quarterly	GSCO	12/20/22	75,000	3,619	3,719	(100)
Dell Inc	(1.00%)	Quarterly	BZWS	12/20/22	75,000	3,572	3,780	(208)
Dell Inc	(1.00%)	Quarterly	GSCO	12/20/22	173,000	8,241	8,833	(592)
Ford Motor Co.	(5.00%)	Quarterly	GSCO	12/20/22	363,000	(65,415)	(66,750)	1,335
Ford Motor Credit
Company LLC	(5.00%)	Quarterly	GSCO	12/20/22	187,000	(34,851)	(34,386)	(465)

Corp. Frontier Communications (5.00%)		Quarterly	MSCO	12/20/20	49,000	5,973	7,107	(1,134)

Corp. Frontier Communications (5.00%)		Quarterly	GSCO	12/20/20	49,000	5,973	7,107	(1,134)

Corp. Frontier Communications (5.00%)		Quarterly	MSCO	12/20/22	15,000	4,181	4,116	65

Corp. Frontier Communications (5.00%)		Quarterly	GSCO	12/20/22	17,000	4,739	5,313	(574)

Corp. Frontier Communications (5.00%)		Quarterly	BZWS	12/20/22	22,000	6,133	6,875	(742)

Corp. Frontier Communications (5.00%)		Quarterly	JPHQ	12/20/22	75,000	20,907	21,363	(456)

Corp. Frontier Communications (5.00%)		Quarterly	GSCO	12/20/22	115,000	32,057	36,060	(4,003)
Galapagos Holding SA	(5.00%)	Quarterly	BZWS	6/20/18	71,000EUR	(496)	(401)	(95)
Galapagos Holding SA	(5.00%)	Quarterly	GSCO	12/20/19	20,000EUR	1,276	1,229	47
Galapagos Holding SA	(5.00%)	Quarterly	BZWS	12/20/19	33,000EUR	2,106	2,362	(256)
Glencore International
AG	(5.00%)	Quarterly	JPHQ	12/20/22	196,000EUR	(46,934)	(40,860)	(6,074)
Glencore International
AG	(5.00%)	Quarterly	JPHQ	12/20/22	196,000EUR	(46,934)	(40,526)	(6,408)
Honeywell International
Inc.	(1.00%)	Quarterly	MSCO	12/20/22	403,000	(13,271)	(13,466)	195
Itochu Corporation	(1.00%)	Quarterly	GSCO	6/20/22	17,300,000JPY	(5,212)	(4,440)	(772)
Itochu Corporation	(1.00%)	Quarterly	JPHQ	6/20/22	4,307,000JPY	(1,298)	(1,140)	(158)
JFE Holdings, Inc.	(1.00%)	Quarterly	GSCO	6/20/22	5,746,000JPY	(1,635)	(1,521)	(114)
JFE Holdings, Inc.	(1.00%)	Quarterly	JPHQ	6/20/22	3,802,000JPY	(1,082)	(1,022)	(60)
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	JPHQ	6/20/18	27,000	5,672	5,086	586
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	JPHQ	6/20/18	62,000	13,025	11,661	1,364
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	GSCO	6/20/18	67,000	13,336	13,747	(411)
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	JPHQ	6/20/18	104,000	21,849	20,289	1,560
Lloyds Bank PLC	(1.00%)	Quarterly	JPHQ	12/20/22	196,000EUR	(3,349)	(2,523)	(826)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment						Unamortized
	Rate							Upfront Unrealized

	Received	Payment		Maturity	Notional			Payments Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amounta		Value ( Recipts)		(Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Lloyds Bank PLC	(1.00%)	Quarterly	BOFA	12/20/22	196,000	EUR	$(3,349)	$(2,313)	$(1,036)
Marubeni Corporation	(1.00%)	Quarterly	GSCO	6/20/22	27,269,000	JPY	(7,232)	(5,790)	(1,442)
Marubeni Corporation	(1.00%)	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(1,668)	(1,412)	(256)
MBIA Inc	(5.00%)	Quarterly	GSCO	12/20/20	28,000		1,950	1,830	120
MBIA Inc	(5.00%)	Quarterly	GSCO	12/20/20	99,000		6,893	3,686	3,207
MBIA Inc	(5.00%)	Quarterly	GSCO	12/20/20	139,000		11,120	11,120	–
Mitsui O.S.K. Lines Ltd. . (1.00%)		Quarterly	JPHQ	6/20/22	9,678,000	JPY	(840)	(638)	(202)
Mitsui O.S.K. Lines Ltd. . (1.00%)		Quarterly	JPHQ	6/20/22	3,618,000	JPY	(314)	(239)	(75)
Pitney Bowes Inc.	(1.00%)	Quarterly	JPHQ	12/20/21	159,500		8,432	5,960	2,472
Rallye SA	(5.00%)	Quarterly	BZWS	6/20/19	71,000	EUR	(2,955)	3,296	(6,251)
Rallye SA	(5.00%)	Quarterly	JPHQ	6/20/19	175,000	EUR	(7,283)	8,698	(15,981)
Rallye SA	(5.00%)	Quarterly	GSCO	12/20/19	10,000	EUR	(404)	412	(816)
Rallye SA	(5.00%)	Quarterly	GSCO	12/20/21	27,000	EUR	1,066	996	70
Rallye SA	(5.00%)	Quarterly	GSCO	12/20/22	49,000	EUR	4,651	584	4,067
Sharp Corporation	(1.00%)	Quarterly	JPHQ	12/20/18	4,914,000	JPY	(236)	289	(525)
The Hertz Corporation	(5.00%)	Quarterly	MSCO	6/20/22	22,000		1,215	3,714	(2,499)
The Hertz Corporation	(5.00%)	Quarterly	GSCO	6/20/22	69,000		3,811	5,146	(1,335)
The Hertz Corporation	(5.00%)	Quarterly	GSCO	6/20/22	42,000		2,320	5,330	(3,010)
The Hertz Corporation	(5.00%)	Quarterly	BZWS	6/20/22	102,000		5,634	12,953	(7,319)
The Hertz Corporation	(5.00%)	Quarterly	GSCO	12/20/22	30,000		2,255	2,819	(564)
The Hertz Corporation	(5.00%)	Quarterly	GSCO	12/20/22	45,000		3,382	4,897	(1,515)
The Hertz Corporation	(5.00%)	Quarterly	GSCO	12/20/22	105,000		7,892	9,344	(1,452)
The Hertz Corporation	(5.00%)	Quarterly	GSCO	12/20/22	173,000		13,004	15,517	(2,513)
Transocean Inc.	(5.00%)	Quarterly	BZWS	6/20/22	2,000		(143)	67	(210)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/22	43,000		(3,078)	1,816	(4,894)

Contracts to Sell Protection[c,d]

Single Name
Astaldi SpA	5.00%	Quarterly	GSCO	12/20/22	57,000	EUR	(32,712)	(31,435)	(1,277	) CCC+
Galapagos Holding SA	5.00%	Quarterly	JPHQ	12/20/22	50,000	EUR	(10,522)	(10,094)	(428	) CCC+
Galapagos Holding SA	5.00%	Quarterly	BZWS	12/20/22	33,000	EUR	(6,556)	(6,467)	(89	) CCC+
Galapagos Holding SA	5.00%	Quarterly	GSCO	12/20/22	20,000	EUR	(4,209)	(3,902)	(307	) CCC+
Galapagos Holding SA	5.00%	Quarterly	GSCO	12/20/22	20,000	EUR	(3,973)	(2,081)	(1,892	) CCC+
K. Hovnanian Enterprises
Inc.	5.00%	Quarterly	JPHQ	3/20/18	138,000		900	(4,916)	5,816	BB
K. Hovnanian Enterprises
Inc.	5.00%	Quarterly	JPHQ	3/20/18	28,000		183	(1,120)	1,303	BB
K. Hovnanian Enterprises
Inc.	5.00%	Quarterly	JPHQ	3/20/18	41,000		267	(962)	1,229	BB
K. Hovnanian Enterprises
Inc.	5.00%	Quarterly	JPHQ	3/20/18	4,000		26	(142)	168	BB
K. Hovnanian Enterprises
Inc.	5.00%	Quarterly	BZWS	6/20/18	37,000		(7,773)	(6,467)	(1,306	) BB

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment					Unamortized
	Rate						Upfront	Unrealized

	Received	Payment		Maturity	Notional		Payments Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amount[a]	Value	(Receipts) (Depreciation)		Rating[b]

OTC Swap Contracts (continued)

Contracts to Sell Protection[c,d] (continued)

Single Name (continued)
K. Hovnanian Enterprises
Inc.	5.00%	Quarterly	GSCO	12/20/22	149,000	$(37,822)	$(43,316)	$5,494	BB
K. Hovnanian Enterprises
Inc.	5.00%	Quarterly	GSCO	12/20/22	74,000	(18,784)	(20,736)	1,952	BB

Total OTC Swap Contracts						$(217,333)	$(150,529)	$(66,804)

Total Credit Default Swap Contracts						$(372,334)	$(149,310)	$(223,024)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe fund enters contracts to sell protection to create a long credit position.

At February 28, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

					Value/Unrealized
	Payment	Maturity	Notional		Appreciation
Description	Frequency	Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 1.14%
Pay Floating rate 6 Month BURBOR	Annually	3/21/23	112,442,893	HUF	$(1,556)
Receive Fixed rate 7.97%
Pay Floating rate 1 Month MXN TIIE	Monthly	1/26/28	5,343,936	MXN	818
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75%	Semi-Annually	3/21/20	1,012,000		9,512
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.80%	Annually	3/21/23	1,842,351	CZK	(398)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually	3/21/23	5,806,465	CZK	(432)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually	3/21/23	10,625,178	CZK	(3,841)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.64%	Annually	3/21/23	6,980,851	CZK	1,253
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually	1/07/47	156,995	GBP	11,784

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Interest Rate Swap Contracts (continued)
						Value/Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency		Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.34%	Semi-Annually		12/14/67	18,000	GBP	$1,386
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	Semi-Annually		1/05/67	100,000	GBP	6,807
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually		12/03/46	82,713	GBP	2,474
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	Semi-Annually		11/29/46	112,459	GBP	4,672
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67	108,000	GBP	4,915
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	Semi-Annually		2/28/67	21,000	GBP	2,219
Total Centrally Cleared Swap Contracts						$39,613
OTC Swap Contracts		Counterparty
Receive Fixed rate 6.79%
Pay Floating rate 6 Month INR
MIBOR	Semi-Annually	BOFA	3/21/23	12,038,407	INR	77
Receive Floating rate 3 Month KRW CD
Pay Fixed rate 2.33%	Quarterly	BOFA	3/21/23	294,539,656	KRW	(641)
Total OTC Swap Contracts						$(564)
Total Interest Rate Swap Contracts						$39,049

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

							Value/Unrealized
		Payment	Counter-	Maturity Notional			Appreciation
Underlying Instrument	Financing Rate Frequency		party	Date	Value*		(Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
Buckeye Partners L.P.	1-Month LIBOR + 0.85%	Monthly	BZWS	2/28/19	443,835		$(40,545)
Buckeye Partners L.P.	1-Month LIBOR + 0.65%	Monthly	JPHQ	3/26/19	216,122		(8,877)
Energy Transfer Equity L.P.	1-Month LIBOR + 0.65%	Monthly	JPHQ	3/13/19	65,416		(4,780)
Energy Transfer Partners L.P.	1-Month LIBOR + 0.65%	Monthly	JPHQ	3/13/19	70,811		754
Enterprise Products Partners L.P.	1-Month LIBOR + 0.90%	Monthly	GSCO	12/14/18	471,337		(16,548)
Gaming and Leisure Properties Inc. .	1-Month LIBOR + 0.90%	Monthly	GSCO	1/09/19	94,522		(8,746)
JBS SA	1-Day BRLCDI + 0.75%	Quarterly	GSCO	8/02/18	303,127	BRL	23,471
							(55,271)
Fixed Income - Short[b]
iBoxx USD Liquid Investment Grade
Index	1-Month LIBOR	Monthly	JPHQ	3/20/18	130,000		2,651
iBoxx USD Liquid Investment Grade
Index	1-Month LIBOR	Monthly	JPHQ	3/20/18	153,000		3,005
iBoxx USD Liquid Investment Grade
Index	1-Month LIBOR	Monthly	JPHQ	3/20/18	186,000		3,909
							9,565
Total Return Swap Contracts							$(45,706)

*In U.S. dollars unless otherwise indicated.
[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
[b]The Fund receives the variable financing rate and pays the total return on the underlying instrument.

Abbreviations

Counterparty		Currency		Selected Portfolio		Index
CDX North
BOFA	Bank of America, N.A.	ARS	Argentine Peso	ADR	American Depositary Receipt	CDX.NA.HY	America High
Yield
BZWS	Barclays Bank PLC	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
GSCO	Goldman Sachs International	CZK	Czech Koruna	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
JPHQ	JP Morgan Chase Bank, N.A.	EGP	Egyptian Pound	BURBOR	Budapest Interbank Offered Rate
MSCO	Morgan Stanley & Co., LLC	EUR	Euro	CD	Certificate of Deposit
		GBP	British Pound	CLO	Collateralized Loan Obligation
		HUF	Hungarian Forint	CMT	1 year Constant Maturity Treasury Index
		INR	Indian Rupee	EURIBOR	Euro Interbank Offered Rate
		JPY	Japanese Yen	FHLMC	Federal Home Loan Mortgage Corp.
		KRW	South Korean Won	FNMA	Federal National Mortgage Association
		MXN	Mexican Peso	FRN	Floating Rate Note
		PEN	Peruvian Nuevo Sol	LIBOR	London InterBank Offered Rate
		RUB	Russian Ruble	MIBOR	Mumbai Interbank Offered Rate
		USD	United States Dollar	PIK	Payment In-Kind
		ZAR	South African Rand	PRIBOR	Prague Interbank Offered Rate
				REIT	Real Estate Investment Trust
				TIIE	Interbank Equilibrium Interest Rate

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund and Franklin K2 Long Short Credit Fund are included in this report.

The following summarizes the Funds’ significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts, if any, represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss. The Funds did not hold any cross currency swap contracts at period end.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options Franklin K2 Global Macro Opportunities Fund – Futures, forwards and swaps

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. UNFUNDED LOAN COMMITMENTS

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily.

Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At February 28, 2018, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Franklin K2 Alternative Strategies Fund
Crown Holdings Inc., Term Loan B	$20,000
Lamar Media Corp., Term Loan	40,000
On Assignment Inc., Term Loan B	45,000
RCN Corp., Term Loan B	238,347
Sedgwick CMS Holdings Inc., Term Loan	244,598
SS&C Technologies Inc., Term Loan B-3	56,130
SS&C Technologies Inc., Term Loan B-4	20,024
W. R. Grace & Co., Term Loan B-1	55,165
W. R. Grace & Co., Term Loan B-2	94,569
$813,833

5. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. and K2 GMOF HOLDINGS CORP. (K2 SUBSIDIARIES)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the K2 Subsidiaries. Both K2 Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective Funds. At February 28, 2018, the K2 Subsidiaries’ investments, as well as any other assets and liabilities of the K2 Subsidiaries, are reflected in the Funds’ Consolidated Statements of Investments. At February 28, 2018, the Funds’ investments in the K2 Subsidiaries were as follows:

		Consolidated	Subsidiary	% of Consolidated
Fund Name	Subsidiary Name[a]	Net Assets	Net Assets	Net Assets
Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,060,160,771	$18,802,591	1.8%
Franklin K2 Global Macro Opportunities Fund	K2 GMOF Holdings Corp.	$23,092,738	$5,364,309	23.2%
[a] The Funds’ investments in their respective K2 Subsidiaries are limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$428,043,818	$273,439	$2,998,273	[b]	$431,315,530
Exchange Traded Funds	703,477	–	–		703,477
Convertible Preferred Stocks	78,535	558,915	–		637,450
Preferred Stocks	308,681	–	2,826,017		3,134,698
Convertible Bonds	–	73,979,059	–		73,979,059
Convertible Bonds in Reorganization	–	–	66,277		66,277
Corporate Bonds and Notes	–	159,098,617	–		159,098,617
Corporate Bonds and Notes in Reorganization	–	5,275,912	–		5,275,912
Senior Floating Rate Interests	–	10,528,447	–		10,528,447
Foreign Government and Agency Securities	–	33,942,012	–		33,942,012
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	25,781,527	–		25,781,527
Options Purchased	1,930,721	125,404	–		2,056,125
Short Term Investments	206,180,031	8,215,234	–		214,395,265
Total Investments in Securities	$637,245,263	$317,778,566	$5,890,567		$960,914,396
Other Financial Instruments:
Futures Contracts	$2,461,468	$–	$–		$2,461,468
Forward Exchange Contracts	–	4,363,399	–		4,363,399
Swap Contracts	–	16,771,322	–		16,771,322
Unfunded Loan Commitments	–	5,067	–		5,067
Total Other Financial Instruments	$2,461,468	$21,139,788	$–		$23,601,256

Liabilities:
Other Financial Instruments:
Options Written	$348,522	$–	$–		$348,522
Securities Sold Short	162,582,674	21,790,874	–		184,373,548
Futures Contracts	1,244,598	–	–		1,244,598
Forward Exchange Contracts	–	6,228,904	–		6,228,904
Swap Contracts	–	5,401,648	–		5,401,648
Total Other Financial Instruments	$164,175,794	$33,421,426	$–		$197,597,220

	Level 1	Level 2	Level 3		Total
Franklin K2 Global Macro Opportunities Fund
Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$–	$1,704,142	$–		$1,704,142
Foreign Government and Agency Securities	–	2,269,296	–		2,269,296
Short Term Investments	17,601,636	113,401	–		17,715,037
Total Investments in Securities	$17,601,636	$4,086,839	$–		$21,688,475
Other Financial Instruments:
Futures Contracts	$229,575	$–	$–		$229,575
Forward Exchange Contracts	–	403,396	–		403,396
Swap Contracts	–	42,771	–		42,771
Total Other Financial Instruments	$229,575	$446,167	$–		$675,742
Liabilities:
Other Financial Instruments:
Futures Contracts	$312,130	$–	$–		$312,130
Forward Exchange Contracts	–	497,448	–		497,448
Swap Contracts	–	59,200	–		59,200
Total Other Financial Instruments	$312,130	$556,648	$–		$868,778

	Level 1	Level 2	Level 3		Total
Franklin K2 Long Short Credit Fund
Assets:

Investments in Securities:[a]
Common Stocks and Other Equity Interests	$3,259,829	$–	$317,451	$3,577,280
Convertible Preferred Stocks	211,233	–	–	211,233
Preferred Stocks	68,857	–	298,900	367,757
Convertible Bonds	–	2,503,384	–	2,503,384
Corporate Bonds and Notes	–	30,961,367	–	30,961,367
Foreign Government and Agency Securities	–	4,794,744	–	4,794,744
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	25,126,268	–	25,126,268
Options Purchased	164,547	122	–	164,669
U.S. Government and Agency Securities	–	1,342,420	–	1,342,420
Short Term Investments	10,783,491	1,651,536	–	12,435,027
Total Investments in Securities	$14,487,957	$66,379,841	$616,351	$81,484,149
Other Financial Instruments:
Futures Contracts	$19,862	$–	$–	$19,862
Forward Exchange Contracts	–	144,247	–	144,247
Swap Contracts	–	176,736	–	176,736
Total Other Financial Instruments	$19,862	$320,983	$–	$340,845
Liabilities:
Other Financial Instruments:
Options Written	$87,097	$–	$–	$87,097
Securities Sold Short	540,767	11,136,326	–	11,677,093
Futures Contracts	5,142	–	–	5,142
Forward Exchange Contracts	–	314,865	–	314,865
Swap Contracts	–	406,417	–	406,417
Total Other Financial Instruments	$633,006	$11,857,608	$–	$12,490,614

a For detailed categories, see the accompanying Consolidated Statements of Investments.
b Includes securities determined to have no value at February 28, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2018

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2018